Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	ISS
Entity Registrant Name	ISOFTSTONE HOLDINGS LTD
Entity Central Index Key	0001500308
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	569,206,989

CONSOLIDATED BALANCE SHEETS(USD ($))	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 116,597,000	$ 101,196,000
Restricted cash	8,743,000	1,581,000
Accounts receivable, net of allowance for doubtful accounts of $4,219 and $1,653 as of December 31, 2011 and 2012, respectively	202,202,000	152,663,000
Prepaid expenses and other current assets	14,019,000	18,994,000
Amounts due from related parties	3,838,000	1,591,000
Deferred tax assets, current	1,915,000	2,467,000
Total current assets	347,314,000	278,492,000
Long term investments	8,779,000	9,351,000
Property and equipment, net	67,768,000	55,791,000
Land use right, net	3,202,000	3,242,000
Intangible assets, net	5,945,000	4,688,000
Goodwill	26,983,000	24,597,000
Other non-current assets	5,993,000	1,895,000
Deferred tax assets, non-current	526,000
Total assets	466,510,000	378,056,000
Current liabilities:
Accounts payable	21,895,000	15,924,000
Deferred revenue	9,693,000	8,387,000
Accrued expenses and other current liabilities	32,839,000	31,372,000
Income tax payable	7,519,000	3,102,000
Amounts due to related parties	8,000	94,000
Short term borrowings	54,012,000	15,094,000
Deferred consideration in connection with business acquisitions, current	2,480,000	3,488,000
Contingent consideration payable in connection with business acquisitions, current	1,032,000	2,398,000
Total current liabilities	129,478,000	79,859,000
Deferred consideration in connection with business acquisitions, non-current	1,462,000
Contingent consideration payable in connection with business acquisitions, non-current	1,248,000	1,678,000
Deferred tax liabilities, non-current	937,000	1,158,000
Other liabilities, non-current	401,000	602,000
Total liabilities	133,526,000	83,297,000
Commitments (Note 27)
iSoftStone Holdings Limited shareholders' equity:
Ordinary shares ($0.0001 par value, 1,000,000,000 and 1,000,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 557,682,406 and 569,206,989 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	57,000	56,000
Treasury shares	(773,000)	(773,000)
Shares to be issued	1,262,000	1,262,000
Additional paid-in capital	294,909,000	282,134,000
Statutory reserves	11,459,000	9,664,000
Accumulated other comprehensive income	17,747,000	15,719,000
(Accumulated deficit) retained earnings	5,412,000	(14,902,000)
Total iSoftStone Holdings Limited shareholders' equity	330,073,000	293,160,000
Noncontrolling interest	2,911,000	1,599,000
Total equity	332,984,000	294,759,000
Total liabilities and equity	$ 466,510,000	$ 378,056,000

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 1,653	$ 4,219
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	569,206,989	557,682,406
Ordinary shares, shares outstanding	569,206,989	557,682,406

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues	$ 385,666		$ 288,384		$ 200,783
Business tax	(4,522)		(4,967)		(3,808)
Net revenues	381,144	[1]	283,417	[1]	196,975	[1]
Cost of revenues	(251,540)		(181,121)		(125,689)
Gross profit	129,604		102,296		71,286
Operating expenses:
General and administrative expenses	(63,279)		(50,768)		(44,277)
Selling and marketing expenses	(32,855)		(27,685)		(17,468)
Research and development expenses	(4,951)		(3,684)		(3,852)
Total operating expenses	(101,085)		(82,137)		(65,597)
Changes in fair value of contingent consideration in connection with business combination	(1,118)		(4,969)		28
Other income (expense)	(231)		324		262
Government subsidies	1,110		1,840		3,269
Gain on deconsolidation of Wuxi iCarnegie					1,079
Income (loss) from operations	28,280		17,354		10,327
Interest income	775		1,118		180
Interest expense	(1,966)		(1,424)		(5,742)
Change in fair value of convertible note derivatives			2,832		(8,428)
(Loss) income before provision for income taxes and loss in equity method investments, net of income taxes	27,089		19,880		(3,663)
Income taxes benefit (expense)	(4,370)		(319)		288
(Loss) income after income taxes before loss in equity method investments, net of income taxes	22,719		19,561		(3,375)
Loss on equity method investments, net of income taxes	(637)		(565)		(245)
Net (loss) income	22,082		18,996		(3,620)
Less: Net (loss) income attributable to noncontrolling interest	(27)		151		(438)
Net (loss) income attributable to iSoftStone Holdings Limited	$ 22,109		$ 18,845		$ (3,182)
Net (loss) income per share attributable to ordinary shareholders of iSoftStone Holdings Limited:
Basic	$ 0.04		$ 0.03		$ (0.05)
Diluted	$ 0.04		$ 0.03		$ (0.05)
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	564,069,512	[2]	547,143,620	[2]	149,341,325	[2]
Diluted	582,402,472	[3]	592,082,213	[3]	149,341,325	[3]

[1]	Net revenues are presented by headquarters location of the Group's clients.
[2]	The calculation of weighted average number of shares used in computing basic net income per ordinary share included certain shares to be issued unconditionally. For year 2010, such shares included 500,000 ordinary shares to be issued unconditionally in connection with a 2006 acquisition, a weighted average number of 45,188 ordinary shares to be issued in connection with a 2010 acquisition and a weighted average number of 1,325,715 vested nonvested shares to be issued unconditionally (see Note 22). For year 2011, such shares included a weighted average number of 467,369 vested nonvested shares issued in 2011 and a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22). For year 2012, such shares included a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22).
[3]	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ 22,082	$ 18,996	$ (3,620)
Other comprehensive income, net of tax of nil: Change in cumulative foreign currency translation adjustment	2,050	8,865	3,157
Comprehensive (loss) income	24,132	27,861	(463)
Less: comprehensive (loss) income attributed to the noncontrolling interest	(5)	211	(399)
Comprehensive (loss) income attributed to iSoftStone Holdings Limited	$ 24,137	$ 27,650	$ (64)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Series B Preferred Stock USD ($)	Convertible Preferred Stock USD ($)	Convertible Notes USD ($)	Ascend USD ($)	Shanghai Kangshi USD ($)	Employees and Consultants USD ($)	Related Party, One USD ($)	Related Party, Three USD ($)	Business Acquisition Four USD ($)	MDCL USD ($)	iHealthStone USD ($)	Related Party, Four USD ($)	Related Party, Five USD ($)	Related Party, Six USD ($)	Ordinary shares Shares USD ($)	Ordinary shares Shares Convertible Preferred Stock USD ($)	Ordinary shares Shares Convertible Notes USD ($)	Ordinary shares Shares Ascend	Ordinary shares Shares Employees and Consultants USD ($)	Ordinary shares Shares MDCL	Series A convertible preference shares USD ($)	Series A convertible preference shares Convertible Preferred Stock USD ($)	Treasury shares USD ($)	Treasury shares Jiefeng USD ($)	Treasury shares Kebao USD ($)	Shares to be issued USD ($)	Shares to be issued Shanghai Kangshi USD ($)	Shares to be issued Employees and Consultants USD ($)	Shares to be issued Jiefeng USD ($)	Shares to be issued Kebao USD ($)	Shares to be issued MDCL USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital Convertible Preferred Stock USD ($)	Additional paid-in capital Convertible Notes USD ($)	Additional paid-in capital Ascend USD ($)	Additional paid-in capital Employees and Consultants USD ($)	Additional paid-in capital Jiefeng USD ($)	Additional paid-in capital Kebao USD ($)	Additional paid-in capital MDCL USD ($)	Statutory reserves USD ($)	Retained earnings (Accumulated deficit) USD ($)	Retained earnings (Accumulated deficit) Series B Preferred Stock USD ($)	Accu- mulated other compre- hensive income USD ($)	Total iSoftStone Holdings Limited shareholders' equity USD ($)	Total iSoftStone Holdings Limited shareholders' equity Series B Preferred Stock USD ($)	Total iSoftStone Holdings Limited shareholders' equity Convertible Preferred Stock USD ($)	Total iSoftStone Holdings Limited shareholders' equity Convertible Notes USD ($)	Total iSoftStone Holdings Limited shareholders' equity Ascend USD ($)	Total iSoftStone Holdings Limited shareholders' equity Shanghai Kangshi USD ($)	Total iSoftStone Holdings Limited shareholders' equity Employees and Consultants USD ($)	Total iSoftStone Holdings Limited shareholders' equity MDCL USD ($)	Non controlling interest USD ($)	Non controlling interest Related Party, One USD ($)	Non controlling interest Related Party, Three USD ($)	Non controlling interest Business Acquisition Four USD ($)	Non controlling interest iHealthStone USD ($)	Non controlling interest Related Party, Four USD ($)	Non controlling interest Related Party, Five USD ($)	Non controlling interest Related Party, Six USD ($)
Beginning Balance at Dec. 31, 2009	$ 19,085															$ 13						$ 14,150					$ 179						$ 18,768								$ 4,133	$ (22,449)		$ 3,796	$ 18,590								$ 495
Beginning Balance (in shares) at Dec. 31, 2009																130,902,853						95,286,195
Accretion of series B convertible redeemable preference shares		(2,585)																																									(2,585)			(2,585)
Investment by a subsidiary in parent company	(2,000)																							(2,000)																					(2,000)
Issuance of ordinary shares in a share-based compensation arrangement(Notes 22) (in shares)																4,500,000
Issuance of ordinary shares in a share-based compensation arrangement(Notes 22)	2,706															1																	2,705												2,706
Vesting of nonvested shares (to be issued)																											51						(51)
Share-based compensation	4,745																																4,745												4,745
Reclassification to liability in connection with modification of certain nonvested shares	(40)																																(40)												(40)
Issuance of ordinary shares in connection with exercise of options (in shares)	80,000															80,000
Issuance of ordinary shares in connection with exercise of options	29																																29												29
Transfer of ordinary shares in connection with the employment of certain employees																								293			(75)						(218)
Conversion of convertible notes to ordinary shares (in shares)																	264,166,235	18,381,991					(95,286,195)
Conversion of convertible notes to ordinary shares			54,745	20,928													26	2					(14,150)											68,869	20,926												54,745	20,928
Sale of ordinary shares to a former employee(Note 22)	1,307																							464									843												1,307
Noncontrolling interest acquired										15																																														15
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of offering cost of $4,241 (in shares)																104,856,845
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of offering cost of $4,241	123,445															10																	123,435												123,445
Capital contribution from noncontrolling interest shareholder								586	242																																													586	242
Issuance of ordinary shares in connection with business acquisition (in shares)						970,215													823,846
Issuance of ordinary shares in connection with business acquisition					1,071																															1,071													1,071
Settlement of contingent consideration of acquisition of MDCL(Note 3) (in shares)																242,059
Settlement of contingent consideration of acquisition of MDCL(Note 3)	131																																131												131
Ordinary shares to be issued(Note 3)						1,262	154																					1,262	154																					1,262	154
Deconsolidation of Wuxi iCarnegie	67																																																				67
Provision for statutory reserves																																									1,570	(1,570)
Comprehensive income (loss):
Net (loss) income	(3,620)																																									(3,182)			(3,182)								(438)
Foreign currency translation adjustment	3,157																																											3,118	3,118								39
Ending Balance at Dec. 31, 2010	225,430															52								(1,243)			1,571						241,213								5,703	(29,786)		6,914	224,424								1,006
Ending Balance (in shares) at Dec. 31, 2010																523,953,829
Issuance of ordinary shares in a share-based compensation arrangement(Notes 22) (in shares)																665,999
Share-based compensation	9,322																																9,322												9,322
Issuance of ordinary shares in connection with exercise of options and vesting of share units (in shares)																12,178,146
Issuance of ordinary shares in connection with exercise of options and vesting of share units	4,248															1																	4,247												4,248
Issuance of ordinary shares in connection with exercise of options (in shares)	12,078,146
Issuance and transfer of ordinary shares in connection with business acquisition																										270					(80)								(190)
Conversion of convertible notes to ordinary shares (in shares)																20,406,720
Conversion of convertible notes to ordinary shares	27,237															2																	27,235												27,237
Noncontrolling interest acquired												(14)																																													(14)
Capital contribution from noncontrolling interest shareholder													46	350																																												46	350
Issuance of ordinary shares in connection with business acquisition (in shares)																					152,863
Issuance of ordinary shares in connection with business acquisition											68														200					(55)		(20)						(145)		88												68
Ordinary shares to be issued(Note 3) (in shares)																				324,849
Ordinary shares to be issued(Note 3)							211													1									(154)								364														211
Provision for statutory reserves																																									3,961	(3,961)
Comprehensive income (loss):
Net (loss) income	18,996																																									18,845			18,845								151
Foreign currency translation adjustment	8,865																																											8,805	8,805								60
Ending Balance at Dec. 31, 2011	294,759															56								(773)			1,262						282,134								9,664	(14,902)		15,719	293,160								1,599
Ending Balance (in shares) at Dec. 31, 2011																557,682,406
Share-based compensation	11,120																																11,120												11,120
Issuance of ordinary shares in connection with exercise of options and vesting of share units (in shares)																11,686,061
Issuance of ordinary shares in connection with exercise of options and vesting of share units	1,656															1																	1,655												1,656
Issuance of ordinary shares in connection with exercise of options (in shares)	4,882,420
Repurchase of ordinary shares (in shares)																(161,478)
Repurchase of ordinary shares
Noncontrolling interest acquired												38																																													38
Capital contribution from noncontrolling interest shareholder															1,279																																													1,279
Provision for statutory reserves																																									1,795	(1,795)
Comprehensive income (loss):
Net (loss) income	22,082																																									22,109			22,109								(27)
Foreign currency translation adjustment	2,050																																											2,028	2,028								22
Ending Balance at Dec. 31, 2012	$ 332,984															$ 57								$ (773)			$ 1,262						$ 294,909								$ 11,459	$ 5,412		$ 17,747	$ 330,073								$ 2,911
Ending Balance (in shares) at Dec. 31, 2012																569,206,989

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Offering cost of issuance of ordinary shares upon Initial Public Offering(IPO)	$ 4,241

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)
Cash flows from operating activities:
Net (loss) income	$ 22,082,000		$ 18,996,000		$ (3,620,000)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Share-based compensation	11,120,000		9,331,000		8,546,000
Depreciation and amortization of property and equipment	9,168,000		7,012,000		4,674,000
Amortization of intangible assets	3,448,000		3,432,000		1,965,000
Amortization of land use right	72,000		30,000
Provision of allowance for doubtful accounts	209,000		2,438,000		2,515,000
Loss on equity method investments	637,000		565,000		245,000
Gain on deconsolidation of Wuxi iCarnegie					(1,079,000)
Loss on disposal of property and equipment	208,000		313,000		168,000
Changes in fair value of contingent consideration in connection with business combinations	1,118,000		4,969,000		(28,000)
Changes in fair value of convertible notes derivatives			(2,832,000)		8,428,000
Imputed interest expense in connection with convertible notes			654,000		4,418,000
Changes in operating assets and liabilities:
Accounts receivable	(47,135,000)		(46,447,000)		(29,631,000)
Prepaid expenses and other current assets	1,693,000		(7,685,000)		(3,191,000)
Payment for land use right			(3,273,000)
Amounts due from related parties	(2,116,000)		1,043,000		(1,797,000)
Deferred tax assets	51,000		(779,000)		(91,000)
Accounts payable	1,458,000		1,607,000		4,895,000
Deferred revenue	1,028,000		3,137,000		1,508,000
Accrued expenses and other current liabilities	3,395,000		7,419,000		2,969,000
Income tax payable	4,242,000		1,368,000		251,000
Amounts due to related parties	(86,000)		(899,000)		846,000
Deferred tax liabilities	(655,000)		(862,000)		(492,000)
Net cash provided by (used in) operating activities	9,937,000		(463,000)		1,499,000
Cash flows from investing activities:
Purchase of property and equipment	(20,560,000)		(44,312,000)		(11,662,000)
Purchase of intangible assets			(107,000)
Deferred and contingent consideration paid for business acquisitions	(2,155,000)	[1]	(5,022,000)	[1]	(3,793,000)	[1]
Proceeds from sales of long term investment	2,413,000		270,000
Payments for long term investments	(1,532,000)		(12,036,000)		(18,000)
Proceeds from deconsolidation of Wuxi iCarnegie (net of cash in Wuxi iCarnegie of $488)					176,000
Consideration paid for acquiring of noncontrolling interest	(9,000)				(30,000)
Restricted cash	(7,161,000)		1,374,000		(1,683,000)
Net cash used in investing activities	(29,004,000)		(59,833,000)		(17,010,000)
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance cost of $367, nil and nil, for the year ended December 31, 2010, 2011 and 2012, respectively					8,633,000
Proceeds from issuance of ordinary shares during IPO					127,686,000
Payment of offering cost in connection with the issuance of ordinary shares			(1,485,000)		(2,580,000)
Proceeds from exercise of options	1,874,000		4,031,000		29,000
Proceeds from sale of ordinary shares			211,000		445,000
Proceeds from short term borrowings	53,486,000		14,941,000		40,772,000
Payment of short term borrowings	(15,199,000)		(37,627,000)		(32,498,000)
Deferred and contingent consideration paid for business acquisitions	(5,677,000)	[1]	(2,184,000)	[1]	(891,000)	[1]
Capital contribution from noncontrolling interest shareholder	436,000		350,000		242,000
Payment for the investment by a subsidiary in parent company					(2,000,000)
Net cash provided by (used in) financing activities	34,920,000		(21,763,000)		139,838,000
Effect of exchange rate changes	(452,000)		2,175,000		1,615,000
Net increase (decrease) in cash	15,401,000		(79,884,000)		125,942,000
Cash at beginning of year	101,196,000		181,080,000		55,138,000
Cash at end of year	116,597,000		101,196,000		181,080,000
Supplemental disclosure of cash flow information:
Income taxes paid	749,000		235,000		359,000
Interest paid	1,885,000		889,000		1,337,000
Supplemental schedule of non-cash activities:
Conversion of preference shares to ordinary shares					54,745,000
Conversion of convertible notes to ordinary shares			27,237,000		20,928,000
Accrued offering cost					1,661,000
Settlement of contingent consideration of acquisition of MDCL by shares (Note 3)					131,000
Capital contribution in the form of software copyright from noncontrolling interest shareholder of Guodian (Note 9)					$ 586,000

[1]	Deferred and contingent considerations relating to business acquisitions which were paid within three months or less from the acquisition date were included in the investing activities; payments made after three months from the acquisition date were included in the financing activities.

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Cash in from deconsolidation of Wuxi iCarnegie	$ 488
Issuance cost of convertible notes	$ 367

Organization and Principal Activities	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

iSoftStone Holdings Limited (the “Company”), incorporated in the Cayman Islands, is the holding company for a group of companies. The Company, its subsidiaries and one consolidated variable interest entity (the “VIE”) (collectively the “Group”) are principally engaged in providing an integrated suite of IT services and solutions, including IT services, Consulting and Solution services, and Business Process Outsourcing services (“BPO services”).

The Group commenced its operations in October 2001 through Beijing iSoftStone Technologies Limited (“Beijing iSoftStone”), a limited liability company established in China and owned by Mr. Tianwen Liu and other individuals (the “founders”).

In November 2005, the corporate structure of the Group was reorganized by establishing the Company and transferring substantially all the operating assets and operations of Beijing iSoftStone into iSoftStone Information Technology (Group) Company Limited (“iSoftStone WFOE”), a wholly owned subsidiary of the Company, in exchange of issuance of ordinary shares of the Company to the founders.

The ultimate beneficial shareholders of the Company and Beijing iSoftStone were identical with no shareholder having, before or after the reorganization, a controlling interest. The Company has therefore accounted for this transaction as a recapitalization with no change in the basis of the assets and liabilities of Beijing iSoftStone.

Currently, the Group conducts its business primarily through the following subsidiaries:

•

iSoftStone WFOE, which is a primary operating entity and hosts the Group’s headquarters in Beijing, China. iSoftStone WFOE operates China-based delivery platform and holds China-based subsidiaries, mainly including: iSoftStone Information Technology Co., Ltd. located in Tianjin, iSoftStone Information System Service Co., Ltd. located in Wuxi, and Guangzhou iSoftStone Information Technology Co., Ltd. located in Guangzhou and iSoftstone Technology Service Company Limited in Wuhan.

•	iSoftStone Inc., the Company’s wholly owned subsidiary incorporated in the State of Delaware, United States.

•	iSoftStone Japan Limited, the Company’s wholly owned subsidiary incorporated in Japan.

The Group completed a number of acquisitions in the years presented:

•	In October 2010, the Group acquired Ascend Technologies, Inc. (“Ascend”).

•	In November 2010, the Group acquired Shanghai Kangshi Information System Co., Ltd. (“Shanghai Kangshi”).

•	In January 2011, the Group acquired iHealthStone Co., Limited (“iHealthStone”).

•	In July 2011, the Group acquired Adventier Consulting Group, Inc. (“Adventier”).

•	In April 2012, the Group acquired the power distribution solution business of Nanjing Jiangchen Science & Technology Co., LTD. (“Jiangchen”).

•	In June 2012, the Group acquired Abovenet International Inc. (“Abovenet”).

As of December 31, 2012, the Group’s subsidiaries and VIE were as follows:

	Later Date of Incorporation/ Acquisition	Place of Incorporation	Percentage of economic ownership
Subsidiaries
iSoftStone Information Technology (Group) Company Limited (“iSoftStone WFOE”)	November 4, 2005	PRC	100%
iSoftStone Korea Inc. (“iSoftStone Korea”)	April 20, 2006	Korea	100%
iSoftStone Japan Limited (“iSoftStone Japan”)	August 31, 2006	Japan	100%
iSoftStone Information Technology Company Limited ( “iSoftStone Tianjin”)	December 6, 2006	PRC	100%
iSoftStone Information System Service Company Limited ( “iSoftStone Wuxi”)	December 12, 2006	PRC	100%
iSoftStone Inc.	July 18, 2007	USA	100%
Tianjin Saisi Information Technology Company Limited (“Saisi”)	August 24, 2007	PRC	100%
Beijing iSoftStone Data Technology Service Company Limited (“iSoftStone Data”)	May 23, 2008	PRC	100%
iSoftStone Hong Kong Limited ( “iSoftStone HK”)	October 15, 2008	Hong Kong	100%
Guangzhou iSoftStone Information Technology Company Limited ( “iSoftStone Guangzhou”)	February 17, 2009	PRC	100%
Beijing Guodian Ruantong Technology Company Limited (“Guodian”)	December 28, 2009	PRC	87%
Nanjing iSoftStone Information Technology Company Limited (“iSoftStone Nanjing”)	June 22, 2010	PRC	100%
iSoftStone Information Technology Group (Dalian) Company Limited (“iSS-Dalian”)	July 30, 2010	PRC	100%
Hangzhou iSoftStone Information Services Company Limited ( “iSoftStone Hangzhou”)	August 16, 2010	PRC	100%
Shanghai Kangshi Information System Company Limited ( “Shanghai Kangshi”)	November 10, 2010	PRC	100%
Beijing iSoftStone Jiewen Information Technology Company Limited (“Jiewen”)	November 12, 2010	PRC	67%
iHealthStone Co., Limited (“iHealthStone”)	January 21, 2011	PRC	100%
iSoftStone Information Technology Group Chengdu Technology Company Limited (“iSS-Chengdu”)	January 21, 2011	PRC	100%
Xi’an iSoftStone Information Technology Company Limited (“TJ-Xian”)	March 23, 2011	PRC	100%
Shenzhen iSoftStone Technology Company Limited (“iSS-Shenzhen”)	April 27, 2011	PRC	100%
Zhenjiang iSoftStone Information Technology Company Limited (“WX-Zhenjiang”)	May 18, 2011	PRC	100%
iSoftStone Information Technology (Dalian) Company Limited (“iSoftStone Dalian”)	May 31, 2011	PRC	100%
Tianjin Intime Information Technology Company Limited (“Tianjin Intime”)	June 21, 2011	PRC	100%
iSoftStone Limited (“iSS-UK”)	June 24, 2011	UK	100%
iSoftStone UG (“iSS-Germany”)	June 28, 2011	Germany	100%
iSoftStone Information Technology Group (Wuhan) Company Limited (“iSS-Wuhan”)	July 13, 2011	PRC	100%

iSYS Information Technology Co., Ltd. (“iSS-iSYS”)	July 14, 2011	PRC	65%
iSoftStone Information System Service Yancheng Company Limited (“WX-Yancheng”)	September 30, 2011	PRC	100%
iSoftStone LLC (“iSS-LLC”)	November 2, 2011	USA	100%
Shenzhen iSoftStone Information Technology Company Limited (“SZ- Information”)	February 21, 2012	PRC	60%
Suzhou iSoftStone Information Technology Company Limited (“SZ-Suzhou”)	March 21, 2012	PRC	60%
Beijing Guodian Ruantong Jiangsu Technology Company Limited (“GD-Nanjing”)	April 23, 2012	PRC	87%
iSoftStone Technology Corporation (“iSoftStone-Canada”)	June 15, 2012	Canada	100%
Abovenet International Inc. (“Abovenet”)	June 23, 2012	Canada	100%
Liaoyuan iSoftStone Information Technology Company Limited (“DL WFOE-Liaoyuan”)	June 27, 2012	PRC	100%
Shanghai iSoftStone Industrial Company Limited (“WX-Shanghai”)	June 29, 2012	PRC	100%
iSoftStone Technology Service Company Limited (“iSST”)	September 7, 2012	PRC	100%
Tianjin iSoftStone Technology Service Company Limited (“iSST-Tianjin”)	September 26, 2012	PRC	100%
Nanjing iSoftStone Technology Service Company Limited (“iSST-Nanjing”)	September 27, 2012	PRC	100%
iSoftStone Technology Service Wuxi Company Limited (“iSST-Wuxi”)	September 29, 2012	PRC	100%
Xi’an iSoftStone Technology Service Company Limited (“iSST-Xi’an”)	October 15, 2012	PRC	100%
Foshan iSoftStone Information Technology Company Limited (“GZ-Foshan”)	October 29, 2012	PRC	100%
iSoftStone Technology Development (Yancheng) Company Limited (“iSoftStone-Yancheng”)	November 12, 2012	PRC	100%

Variable Interest Entity
Beijing iSoftStone Technologies Limited ( “Beijing iSoftStone”)	November 18, 2005	PRC	100%

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, all its wholly owned and majority owned subsidiaries and the VIE in which the Group is deemed to be the primary beneficiary. All inter-company transactions and balances have been eliminated upon consolidation.

Variable interest entity

In June 2009, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. The guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement.

The guidance is effective at the start of a reporting entity’s first fiscal year beginning after November 15, 2009, and all interim and annual periods thereafter. The new VIE model requires that, upon adoption, a reporting entity should determine whether an entity is a VIE, and whether the reporting entity is the VIE’s primary beneficiary, as of the date that the reporting entity first became involved with the entity, unless an event requiring reconsideration of those initial conclusions occurred after that date. When making this determination, a reporting entity must assume that guidance had been effective from the date of its first involvement with the entity. The Group adopted the guidance on January 1, 2010.

Certain of clients of the Group, primarily PRC state-owned entities, are not permitted to receive certain services from foreign owned entities. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly, iSoftStone WFOE, the Company’s wholly owned subsidiary in PRC, as a foreign invested company, is restricted from engaging in related business with these clients. The Group therefore conducts such business through its VIE, Beijing iSoftStone. iSoftStone WFOE entered into a series of agreements with Beijing iSoftStone and its shareholders in November 2005 through which iSoftStone WFOE enjoys substantially all of the risks of ownership of the VIE and controls it. The agreements comprise:

Exclusive Outsourcing Agreement: Pursuant to the exclusive outsourcing agreement between iSoftStone WFOE and Beijing iSoftStone, Beijing iSoftStone agreed to exclusively subcontract its business contracts, to the extent that subcontracting is permitted by such business contracts, to iSoftStone WFOE and pay the revenue collected under such business contracts to iSoftStone WFOE. The exclusive subcontracting agreement is currently effective and will only terminate upon written agreement by the parties.

Exclusive Technology Consulting and Management Service Agreement: Pursuant to the exclusive technology consulting and management service agreement between iSoftStone WFOE and Beijing iSoftStone, iSoftStone WFOE agreed to provide exclusive technology consulting and management service to Beijing iSoftStone for service fees equal to the revenue realizable under the business contracts of Beijing iSoftStone that are not subcontracted to iSoftStone WFOE. The exclusive technology consulting and management service agreement is currently effective and has a term of three years from its signing date and is renewable for an unlimited number of times for three years unless terminated upon written agreement by the parties.

Trademark and Software Licensing Agreement: Pursuant to the trademark and software licensing agreement between iSoftStone WFOE and Beijing iSoftStone, iSoftStone WFOE agreed to license its trademarks, software copyrights and domain names to Beijing iSoftStone on a non-exclusive basis. Beijing iSoftStone would pay licensing fees in a lump sum equal to the revenue realizable under the business contracts of Beijing iSoftStone that are not subcontracted to iSoftStone WFOE and that are not otherwise paid to iSoftStone WFOE pursuant to the aforesaid exclusive technology consulting and management service agreement. The trademark and software licensing agreement is currently effective and has a term of three years from its signing date and is renewable for an unlimited number of times for three years unless terminated upon written agreement by the parties.

Irrevocable Power of Attorney: The shareholders of Beijing iSoftStone executed an irrevocable power of attorney to appoint iSoftStone WFOE or iSoftStone WFOE’s designee as their attorney-in-fact to attend shareholders’ meeting of Beijing iSoftStone and to vote on their behalf. The power of attorney granted by the shareholders of Beijing iSoftStone remains valid until the earlier of (a) the dissolution of Beijing iSoftStone, and (b) the related shareholders ceasing to be the shareholders of Beijing iSoftStone.

Through a series of contractual arrangements, iSoftStone WFOE is the primary beneficiary of the VIE and the Company has consolidated the financial results of the VIE in its consolidated financial statements since the date of inception of Beijing iSoftStone.

The VIE generated limited net revenues from providing services to primarily PRC state-owned entities which are not permitted to receive certain services from foreign owned entities such as the Company and iSoftStone WFOE.

The following financial statements amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2011	2012
Total current assets	$126	$136

Total assets	126	136

Total current liabilities	(60)	(61)

Total liabilities	$(60)	$(61)

	Years ended December 31,
	2010	2011	2012
Net revenues	$123	$30	$9
Net loss	$(15)	$(142)	$(109)

	Years ended December 31,
	2010	2011	2012
Net cash provided by (used in) operating activities	$131	$(37)	$(2)
Net cash used in investing activities	$—	$—	$—
Net cash provided by financing activities	$—	$—	$—

No assets of the VIE are collateral for VIE’s obligations. There are no restrictions on the use of the VIE’s assets to settle the Company’s obligations. As of December 31, 2011 and 2012, none of the VIE’s liabilities have recourse to the Company.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses in the financial statements and accompanying notes. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, revenue recognition, income taxes, collectability of accounts receivable, impairment of goodwill, estimated useful lives and impairment of property and equipment and intangible assets, contingent consideration in relation to business combinations, share-based compensation and fair value of ordinary shares.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when purchased.

Restricted cash

Restricted cash represents the security deposits with certain Chinese banks who issue bank accepted drafts for the purpose of settlement of trading purchases with the Company’s suppliers. The restriction normally lasts for a period of three to six months.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

The Group’s financial instruments mainly include cash, restricted cash, accounts receivable, accounts payable, amounts due from/and to related parties, short term borrowings, long term investments, contingent consideration payable in connection with business acquisitions, warrants and convertible notes.

The carrying values of cash, restricted cash, accounts receivable, accounts payable, and amounts due from/and to related parties approximate their fair values due to short-term maturities.

The carrying amounts of short term borrowings approximate their fair values as the borrowings bear variable interest rates which approximate the market interest rate.

Long-term investments have been written down to their fair value, as discussed in Note 6.

Contingent consideration payable in connection with business acquisitions, the warrants to issue series B convertible redeemable shares and return rate reset and conversion right derivatives embedded in the convertible notes were carried at fair value.

Allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business. The Group conducts credit evaluations of clients and generally do not require collateral or other security from their clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients.

Property and equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	45 years
Computers and software	3 – 5 years
Furniture and office equipment	5 – 17 years
Motor vehicles	5 years
Leasehold improvements	the shorter of lease terms or the estimated useful lives

Depreciation and amortization of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.

Long term investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting shares of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Investee companies over which the Group has no ability to exercise significant influence, nor has a controlling interest are accounted for using the cost method. No significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee less than 20% are considered in determining whether the cost method of accounting is appropriate.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Business combination

Business combinations are recorded using the purchase method of accounting.

The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Group had estimated the fair value as of the date of acquisition before the Company’s shares became publicly traded.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date, and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Acquired intangible assets with finite lives

The Group measured the fair value of the purchased intangible assets arising from acquisitions using the “cost,” “income approach-excess earnings” and “with & without” valuation method. In performing the purchase price allocation, the Group considered, among other factors, forecasted financial performance of the acquired business, market performance, and the market potential of the acquired business. These purchased intangible assets and contingent consideration are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities.

Customer base and part of software copyright is amortized using the estimated attrition pattern of the acquired intangible assets. The weighted average amortization period in total is 4.5 years. Contract backlog, non-compete agreements and trademark are amortized using the straight-line method over the following estimated economic lives:

Customer base	1.8 – 6 years
Contract backlog	0.3 – 1.3 years
Non-compete agreements	3 – 5 years
Trademark	4.4 years
Software copyright	1 – 5 years

Land use right

All land in the PRC is owned by the PRC government, which, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Payment for acquiring land use right is stated at cost less accumulated amortization and any recognized impairment loss. Amortization is provided on a straight-line basis over the term of the land use right.

Impairment of long-lived assets with finite lives

The Group evaluates its long-lived assets or asset group including intangibles with definite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows.

There were no impairment losses during the years ended December 31, 2010, 2011 and 2012.

Goodwill and impairment of goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Group adopted this pronouncement in 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group recognized no impairment loss on goodwill in 2010, 2011 and 2012.

Research and development expenses

Research and development costs are expensed as incurred unless technical and commercial feasibility of the project is demonstrated, future economic benefits are probable. To date, costs incurred after technological feasibility was established and prior to completion of software development have not been material, and accordingly, the Group has expensed all research and development expenses when incurred. Research and development costs and software development costs incurred under contractual arrangements with customers are accounted for as cost of revenues.

Revenue recognition

The Group provides a comprehensive range of IT services and solutions, categorized into three business lines: (i) IT services; (ii) Consulting and Solution services; and (iii) BPO services. The rights to software developed by the Group on behalf of its clients belong to the clients and the Group does not have the option to acquire such rights from its clients. The Group provided services on a time-and-expense basis, a fixed-price basis or, with respect to some BPO services, on a volume basis.

Revenue is considered realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

Time-and-expense basis contracts

Revenues from time-and-expense basis contracts are recognized as the related services are rendered assuming all other basic revenue recognition criteria are met. Under time-and-expense basis contracts, the Group is reimbursed for actual hours incurred at negotiated hourly billing rates. Clients may terminate the contracts at any time before the work is completed but are obligated to pay the actual service hours incurred through the termination date at the contract billing rate. Net revenues recognized for time-and-expense basis contracts totaled $79,366, $107,261 and $142,474 for the years ended December 31, 2010, 2011 and 2012, respectively.

Fixed-price basis contracts

Revenues from fixed-price basis contracts require the Group to perform services throughout the contractual period, which are generally less than two years. Revenues from this type of arrangements are generally recognized using the proportional performance method based on the proportion of direct labor costs incurred to the budgeted direct labor costs. The Group recognizes cost of revenues for labor and other costs on actual basis with no deferral of project costs. The Group believes it can reasonably estimate the service hours expected to be incurred on each project and there is no retention provisions based on the Group’s historic experience. To date, the Group has not incurred a material loss on any contracts. However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated.

Net revenues recognized for fixed-price basis contracts totaled $115,835, $172,695 and $235,877 for the years ended December 31, 2010, 2011 and 2012, respectively.

Volume basis contracts

For volume basis contracts, the Group recognizes service revenues based on the volume of the transactions processed for the clients and a pre-agreed unit price for each type of process. Net revenues recognized for volume basis contracts totaled $1,774, $3,461 and $2,793 for the years ended December 31, 2010, 2011 and 2012, respectively.

Business tax and value added taxes

The Group’s PRC subsidiaries are subject to business tax at rate of 5% and related surcharges of total revenues for certain type of contracts. Certain services contracts are exempted from business tax in accordance with the PRC tax laws. Business tax is recorded as a reduction in revenues when incurred.

In November 2011, the Ministry of Finance and the State Administration of Taxation jointly issued circulars No. 110 and No. 111 regarding the pilot collection of VAT in lieu of business tax in certain industries in Shanghai. In July 2012, China’s State Council that the VAT reform pilot program in Shanghai will be expanded to eight provinces/cities. The Ministry of Finance and the State Administration of Taxation jointly issued a circular No. 71 in July 2012 that formally sets out the timetable for, and scope of, the expanded program. Such VAT pilot program was phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Effective from January 1, 2012, Shanghai Kangshi became subject to VAT at the rate of 6%, on certain service revenues which were previously subject to business tax. From September 1 to December 31 2012, WOFE, iSoftstone Wuxi, iSoftstone Guangzhou, iSoftstone Tianjin and WX-Shanghai also became subject to the VAT at the rate of 6% on certain service revenues which were previously subject to business tax.

Value added taxes rebate revenues

The Group receives value added taxes (“VAT”) rebates from tax authority as an incentive to encourage certain high-tech industries. VAT rebates are recorded as revenue when the Group pays the relevant VAT and properly files the rebate application to tax authority when the related rebates become receivable. The Group has recorded $240, $77 and $16 of VAT rebate in revenue for the years ended December 31, 2010, 2011 and 2012, respectively. The VAT rebate revenues are classified into the relevant revenue categories.

Government subsidies

Government subsidies include amounts granted by local government authorities to encourage the employment of new college graduates and other purposes. Government subsidies are recorded as receivables when the approval is obtained from the local government authorities and the Group has the right to receive the subsidies, when historically the expenses that the subsidies intended to compensate normally have incurred by the Company. Subsidies to encourage employment of new college graduates are recognized in the statement of operations as deductions to the cost of revenues and related expenses, primarily costs of revenues. Subsidies for other purposes are recognized as other operating income because the subsidies are not intended to compensate for specific expenditure. For the years ended December 31, 2010, 2011 and 2012, the Group recognized government subsidies as a reduction to costs of revenues of $6,133, $9,277 and $13,845, respectively, as a reduction to operating expenses of $1,569, $3,054 and $3,192, respectively, and as other operating income of $3,269, $1,840 and $1,110, respectively.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising costs

Advertising costs are expensed as incurred and such expenses were minimal for the periods presented. Advertising costs have been included as part of selling and marketing expenses.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries and VIE located in the PRC, Japan, Hong Kong, Taiwan, Korea, Canada and the United States are maintained in their local currencies, the Renminbi (“RMB”), Japanese Yen (“Yen”), Hong Kong Dollars (“HK$”), Taiwan Dollars (“NT$”), Korea Won (“WON”), Canadian Dollars (“CAD”) and U.S. Dollars (“US$”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the prevailing rates of exchange on the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB, Yen, HK$, NT$, WON and CAD translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency, based on the exchange rates quoted by the Federal Reserve Bank of New York. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of the other comprehensive income.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources and is presented in our Consolidated Statements of Comprehensive Income. Accumulated other comprehensive income (net of tax) at fiscal 2011 and fiscal 2012 year-ends are substantially comprised of accumulated foreign currency translation adjustments.

Share-based compensation

The Group grants share options to its employees for retention and incentive purposes. The value of the share options is measured based on the fair value on the grant date. The Group recognizes compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period, which is generally the vesting period of the award in accordance with the graded vesting schedule. The amount of compensation expenses recognized for any period is not less than the portion of the fair value of the options vested during that period. The estimate of forfeiture rate is adjusted over the requisite service period to the extent that actual forfeiture rate differs, or are expected to differ, from such estimates. Changes in estimated forfeiture rate are recognized through a cumulative true-up adjustment in the period of change and will impact the amount of share-based compensation expense to be recognized in future periods.

Shares awards issued to non-employees, such as consultants, are measured at fair value at the earlier of the commitment date or the date the service is completed, and are recognized over the period the service is provided in accordance with the graded vesting schedule.

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Group’s convertible preference shares and certain nonvested shares were participating securities, as the preference shares participated in undistributed earnings on an as-if-converted basis and certain nonvested shares were entitled to dividend right before vesting. Accordingly, the Group used the two-class method whereby undistributed net income was allocated on a pro rata basis to the ordinary, preference shares and certain nonvested shares to the extent that each class might share income for the period, whereas the undistributed net loss was allocated to ordinary shares and certain nonvested shares because preference shares were not contractually obligated to share the loss.

The Group has convertible preference shares, convertible redeemable preference shares, share options, nonvested shares, warrants, convertible notes, and potentially issuable ordinary shares whose issuance is contingent upon the satisfaction of certain conditions in connection with business acquisitions, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the convertible preference shares and convertible redeemable preference shares is computed using the as-if-converted method; the effect of the warrants and share options is computed using the treasury stock method.

Significant risks and uncertainties

Foreign currency risk

RMB is not freely convertible into other currencies. All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to buy and sell foreign currency. The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China that are determined largely by supply and demand. The Group’s cash balances in RMB as of December 31, 2010, 2011 and 2012 were RMB350,501,290, RMB473,192,669 and RMB531,962,381 respectively.

During the periods, the Group incurred foreign currency risk mainly on sales denominated in US$, and Japanese Yen. The Group did not enter into any foreign exchange forward contracts to hedge against exchange rate fluctuations.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and accounts receivable.

The Group places its cash with financial institutions with high credit ratings and quality.

The Group has relatively high concentration of revenues with certain clients. Clients accounting for 10% or more of total net revenues are as follows:

	For the year ended December 31,
	2010		2011		2012
	Amount	%	Amount	%	Amount	%
Client A	$48,670	25	$65,406	23	$98,774	26

Client B	$24,739	13	$24,907	9	$30,432	8

Clients accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
	2011		2012
	Amount	%	Amount	%
Client A	$45,131	30	$59,734	30

Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group but which will only be resolved when one or more future events occur or fail to occur. The Group’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Group’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Newly adopted accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s stockholders’ equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group has adopted this guidance on January 1, 2012 and has separately presented the consolidated statements of comprehensive income since that date.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement did not have a significant effect on the Group’s consolidated financial statements for their annual impairment test.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions

3. ACQUISITIONS

(a) Acquisition of business of Wuxi Huayang

On July 1, 2007, the Group acquired the operating assets and liabilities of Wuxi Huayang, including a 49% noncontrolling interest in Wuxi iSoftStone for the purpose of establishing a service delivery center in Wuxi, with an initial cash consideration of $779, which was paid in 2007.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction, based on the initial consideration, was determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Intangible assets acquired:
Customer base	$213	3.5 years
Contract backlog	74	1.3 years
Non-compete agreement	15	5 years
Goodwill	401
Deferred tax liabilities	(36)
Noncontrolling interest	112

Total consideration	$779

An additional cash consideration, based on the performance of the acquired business in 2007 and 2008 was subsequently determined to be $1,107, which was paid in 2009. The additional consideration was recorded as an addition to the goodwill in 2009.

The Group is also obligated to pay additional performance-based cash consideration at twice the audited net income of the acquired business for the period from July 1, 2007 to June 30, 2010, plus $134 and less previously paid cash consideration of $1,886. In October 2010, the Group entered into a settlement agreement with the selling shareholders and fixed the additional cash consideration at $674, of which, $629 and $45 were paid in December 2010 and August 2011, and was recorded as an addition to the goodwill in 2010 and 2011.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force, and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

(b) Acquisition of business of Star

On March 1, 2009, the Group acquired the IT services business of Star, an information technology outsourcing service provider based in Shenzhen, China for the purpose of enhancing the market presence and share with a long-term service provider for Huawei.

The Group agreed to pay cash contingent consideration, primarily based on the performance of Star for the period from March 1, 2009 to February 28, 2010. The fair value of the contingent consideration of $1,596 on the acquisition date was determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Non-current assets	$256
Intangible assets acquired:
Customer base	254	3 years
Contract backlog	13	0.5 years
Non-compete agreements	15	5 years
Goodwill	1,083
Deferred tax liabilities	(25)

Total consideration	$1,596

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

On December 31, 2009, the Group entered into a supplementary purchase agreement with the selling shareholders to revise the contingent consideration provision and determine the total consideration will be up to $1,528 in cash, consisting of $836 payable unconditionally, which was reclassified as deferred consideration as of December 31, 2009 and paid in 2010, and up to $692 payable upon the attainment to certain performance targets for the twelve months period ended February 28, 2010, of which $257 was paid in 2010. The fair value of the contingent consideration as of December 31, 2009 was determined as $670. The decrease in the fair value of contingent consideration payable excluding the effect of amount reclassified to deferred consideration, which was $90, was recorded as a gain of changes in fair value of contingent consideration in the consolidated statements of operations in 2009. As of December 31, 2010, there was $436 unpaid cash consideration which was paid in 2011. The increase in the fair value of contingent consideration payable, excluding the $23 payment in 2010 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2010. In April 2011, cash consideration of $439 was paid. The decrease in the fair value of contingent consideration payable of $2 in 2011 was recorded as a gain of changes in fair value of contingent consideration in the consolidated statements of operation in 2011.

(c) Acquisition of business of MDCL

On March 6, 2009, the Group acquired the IT services operations of MDCL for the purpose to enhance the service capability to clients located in Hong Kong and Taiwan.

The consideration consisted of an initial cash consideration of $700, which was paid in 2009, and contingent consideration up to $500 in cash and $400 in shares of the Company, primarily based on the certain performance conditions of the acquired business for the 24 months period following the date of acquisition. The contingent consideration was valued at $549 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Current assets	$1,199
Intangible assets acquired:
Customer base	78	3 years
Contract backlog	42	1 year
Non-compete agreements	7	4 years
Deferred tax liabilities	(11)
Gain on bargain purchase	(66)

Total consideration	$1,249

The excess of the fair value of acquired net assets over fair value of the consideration as of acquisition was at $66, which was recognized as a gain on bargain purchase in the consolidated statement of operations in 2009.

The changes in fair value of the contingent consideration from date of acquisition to December 31, 2009 was determined to be an increase in liability of $93, which was recognized in the consolidated statement of operations in 2009.

In 2010, the Group settled the contingent consideration with the selling shareholders of MDCL at $266 in cash, which was paid in May and October 2010, and 242,059 ordinary shares were issued on July 30, 2010 and valued at $0.54 per share, which was estimated by the Group with the assistance of American Appraisal China Limited, an independent valuation firm. The decrease in the fair value of contingent consideration payable of $245 in 2010 was recorded as changes in fair value of contingent consideration in connection with business combination in the consolidated statements of operations in 2010.

(d) Acquisition of Ascend

On October 7, 2010, the Group acquired a 100% equity interest of Ascend, which has offices in Boston and New York City and provides IT consulting services to global banking and financial services (including insurance) clients in the U.S.

The consideration consists of cash consideration of $1,928, which was paid in 2010, and 823,846 ordinary shares of the Company which were issued on December 23, 2010 valued at $1.15 per share. In addition, the transaction also contains a contingent cash consideration arrangement based primarily on performance of the acquired business for the period from October 1, 2010 to September 30, 2011 at the minimum of $394 and maximum of $3,394. The share consideration and the contingent consideration were valued at $951 and $310, respectively, by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$1,928
Value of ordinary shares	951
Contingent consideration	310

Total consideration	$3,189

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$312
Current assets	1,675
Current liabilities	(1,344)
Non-current assets	74
Intangible assets acquired:
Customer base	854	4.3 years
Contract backlog	190	0.3 years
Trademark	4	4.4 years
Goodwill	1,801
Deferred tax liabilities	(377)

Total consideration	$3,189

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The changes in fair value of the contingent consideration from date of acquisition to December 31, 2010 was determined to be an increase in liability of $132, which was recognized as a loss in the consolidated statement of operations in 2010.

Pursuant to the purchase agreement, the contingent consideration in cash was determined at $3,394 based on performance of the acquired business for the period from October 1, 2010 to September 30, 2011. Compared to the initial estimated contingent consideration of $310, the increase of $2,966 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2011. Out of the total contingent consideration of $3,394, $1,697 was paid in December 2011 and $1,697 was paid in 2012.

(e) Acquisition of Shanghai Kangshi

On November 10, 2010, the Group acquired 100% equity interest of Shanghai Kangshi, an information technology outsourcing service provider based in Shanghai, China for the purpose to enhance capability in providing business intelligence services to China and global customers.

The consideration consists of an initial cash consideration of $6,373, and 970,215 ordinary shares of the Company valued at $1.235 per share. There was $1,867 cash consideration paid in 2010. A portion of these shares will be subject to repurchase at a nominal price if the performance of the acquired business for each of the year 2010, 2011 and 2012 fails to achieve that year’s performance target. The repurchase right for the ordinary shares issued was accounted for as a contingent receivable, which was valued at $225 by the Group at the acquisition date. The contingent share consideration was valued by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$6,373
Value of ordinary shares	1,198
Contingent receivable	(225)

Total consideration	$7,346

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$929
Current assets	1,151
Current liabilities	(443)
Non-current assets	35
Intangible assets acquired:
Customer base	1,970	3.2 – 5.2 years
Contract backlog	318	0.9 years
Non-compete agreement	155	5.0 years
Goodwill	3,597
Deferred tax liabilities	(366)

Total consideration	$7,346

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The change in fair value of the contingent consideration from the date of acquisition to December 31, 2010 was determined to be an increase in liability of $62, which was recognized as a loss of changes in fair value of contingent consideration in the consolidated statement of operations in 2010.

As of December 31, 2011 and 2012, the fair value of the contingent consideration was determined as nil based on the performance of the acquired business for each of the year 2011 and 2012. The increase in fair value of contingent consideration receivable of $167 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2011. There was $2,620 and $1,440 cash consideration paid in 2011 and 2012, respectively and the balance of cash consideration payable as of December 31, 2012 was $565 which is to be paid in 2013.

(f) Acquisition of Adventier

On July 31, 2011, the Group acquired 100% equity interest of Adventier, which has headquarter in Minnesota and provides ERP consulting and solution services. The purpose of the acquisition is to further enhance the end-to-end service offerings, including ERP consulting and delivery capabilities, to both the global and Chinese clients.

The consideration consists of an initial cash consideration of $3,555, which was paid in 2011. In addition, the transaction also contains a contingent cash consideration arrangement based primarily on performance of the acquired business for the period from January 1, 2011 to December 31, 2011 with the maximum of $8,000. The contingent consideration was estimated to be $2,076 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$3,555
Contingent consideration	2,076

Total consideration	$5,631

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$675
Current assets	1,163
Current liabilities	(1,838)
Intangible assets acquired:
Customer base	1,080	3.4 years
Contract backlog	690	0.5 years
Trademark	330	4.5 years
Goodwill	4,287
Deferred tax liabilities	(756)

Total consideration	$5,631

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

Pursuant to the purchase agreement, the estimate of contingent cash consideration was updated to $4,130 in 2011. The increase of the fair value of contingent consideration payable of $1,838 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2011.

By the end of March 31, 2012, the contingent consideration of $4,130 was determined to be $4,451 according to the actual performance in 2011. The increase in the fair value of contingent consideration payable of $460 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2012. Out of the contingent consideration of $4,451, $2,540 was paid in 2012 and as of December 31 2012 the remaining $1,911 was recorded at its present value of $1,833 as deferred consideration payable, which is to be paid in 2013 and 2014.

(g) Acquisition of Jiangchen

On April 1, 2012, the Group acquired Nanjing Jiangchen Science &Technology Co., Ltd.’s power distribution solution business to broaden the Group’s existing electric power generation IT services business.

The consideration consists of an initial cash consideration of $1,390, which was paid in June 2012. In addition, the transaction also contains a contingent cash consideration arrangement based primarily on performance of the acquired business for the period from April 1, 2012 to March 31, 2013 at the maximum of $3,970. The contingent consideration was estimated to be $1,811 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$1,390
Contingent consideration	1,811

Total consideration	$3,201

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Intangible assets acquired:
Customer base	$1,572	6.0 years
Contract backlog	302	1.25 years
Non-compete agreement	32	3.0 years
Non-current assets	63
Goodwill	1,536
Deferred tax liabilities	(304)

Total consideration	$3,201

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

From the date of acquisition to December 31, 2012, the increase in the fair value of contingent consideration payable of $155 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2012. As of December 31 2012, $1,987 was recorded as deferred consideration payable, which is to be paid from 2013 to 2015.

(h) Acquisition of Abovenet

On June 23, 2012, the Group acquired 100% equity interest of Abovenet, which has headquarter in Ontario, Canada to further strengthen the Group’s strategy and capabilities in business intelligence and big data business.

The consideration consists of an initial cash consideration of $929, which was paid in 2012. In addition, the transaction also contains a contingent cash consideration arrangement based primarily on performance of the acquired business for the period from January 1, 2012 to December 31, 2012 at the maximum of $3,113. The contingent consideration was estimated to be $907 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$929
Contingent consideration	907

Total consideration	$1,836

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$278
Current assets	440
Current liabilities	(439)
Intangible assets acquired:
Customer base	550	5.5 years
Contract backlog	128	0.5 years
Non-compete agreement	265	5.0 years
Non-current asset	4
Goodwill	714
Deferred tax liabilities	(104)

Total consideration	$1,836

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

Pursuant to the purchase agreement, the contingent consideration of $1,412 in cash was determined based on the actual performance of the acquired business in 2012, which is to be paid from 2013 to 2015. The increase in the fair value of contingent consideration payable of $387 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2012.

(i) Other acquisitions

The Group made insignificant acquisitions for cash consideration of $306 and $334, restricted share units with fair value of nil and $80, for the year ended December 31, 2011 and 2012, respectively.

No goodwill recognized in those transactions. The Group’s consolidated Financial Statements includes the operating results of each business acquisition from the date of acquisitions.

The Group believed these above acquisitions did not have a significant impact on the financial position and operating results of the Group. Therefore, no pro forma financial information was presented.

(j) Pro forma information of acquisitions

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2009 and 2010 assuming that the acquisitions of Ascend and Shanghai Kangshi which were completed in 2010, occurred as of January 1, 2009 and 2010, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the year ended December 31,
	2009	2010
	(Unaudited)	(Unaudited)
Pro forma net revenue	$145,729	$204,054
Pro forma net loss attributable to ordinary shareholders of iSoftStone Holdings Limited	$(729)	$(7,479)
Pro forma net loss per ordinary share—basic	$(0.01)	$(0.05)
Pro forma net loss per ordinary share—diluted	$(0.01)	$(0.05)

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2010 and 2011 assuming that the acquisition of Adventier and other insignificant acquistions which were completed in 2011, occurred as of January 1, 2010 and 2011, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the year ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)
Pro forma net revenue	$199,407	$286,974
Pro forma net income (loss) attributable to ordinary shareholders of iSoftStone Holdings Limited	$(3,145)	$19,704
Pro forma net income (loss) per ordinary share—basic	$(0.02)	$0.04
Pro forma net income (loss) per ordinary share—diluted	$(0.02)	$0.03

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2011 and 2012 assuming that the acquisitions of Abovenet and Jiangchen which were completed in 2012, occurred as of January 1, 2011 and 2012, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the year ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Pro forma net revenue	$287,300	$382,435
Pro forma net income attributable to ordinary shareholders of iSoftStone Holdings Limited	$19,113	$21,959
Pro forma net income per ordinary share—basic	$0.03	$0.04
Pro forma net income per ordinary share—diluted	$0.03	$0.04

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable

4. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31,
	2011	2012
Billed accounts receivable	$52,119	$52,334
Unbilled accounts receivable	104,763	151,521
Less: Allowance for doubtful accounts	(4,219)	(1,653)

Total accounts receivable	$152,663	$202,202

Unbilled accounts receivable represents revenue that has been recognized in advance of billing. The Group generally uses the proportional performance method to recognize revenue from fixed-price basis contracts. Under this accounting method, revenue may be recognized in advance of billing the customer, which results in the recording of accounts receivable, unbilled. Once the Group meets the billing criteria under such contract, it bills the customer and reclassifies the unbilled accounts receivable to billed accounts receivable. Billing requirements vary by contract, but are generally structured around completion of certain implementation milestones or the completion of the project.

As of December 31, 2011 and 2012, billed accounts receivable with a carrying value of $10,833 and $10,919 respectively were pledged as collateral, for short term bank loans. The bank loans will expire at December 31, 2013.

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,
	2010	2011	2012
Balance at beginning of year	$423	$2,320	$4,219
Charge to expenses	2,515	2,438	209
Write-offs	(688)	(727)	(2,769)
Exchange rate differences	70	188	(6)

Balance at end of year	$2,320	$4,219	$1,653

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December, 31
	2011	2012
Contracts in progress (i)	$7,267	$5,815
Government subsidies receivable (ii)	1,841	1,205
Advance to employees (iii)	1,718	1,100
Advance to suppliers	873	870
Rental deposits	1,305	907
Prepaid rental and renovation & other prepaid expenses (iv)	342	2,107
Receivable from MDCL (v)	2,409	—
Other operating receivable	1,774	867
Others	1,465	1,148

Total	$18,994	$14,019

(i)	Contracts in progress comprise:

Deposits paid by the Group to certain clients to guarantee fulfillment of the terms of contracts which will be returned when the contract terms are fulfilled and deferred contract costs representing contract costs incurred in advance of revenue recognition arising from:

•	hardware or software purchased and delivered to the customers prior to services being provided and revenue recognized.
•

direct and incremental staff costs in respect of one BPO contract to hire and train its service delivery personnel according to the customer’s requirements prior the delivery of the billable services, and such deferred costs will be recognized over the billable service period.

•	the cost of providing services as requested by certain significant and recurring customers in advance of a formal works contract or purchase order being received.
(ii)	Government subsidies receivable represented employment incentive subsidies that are recorded when the approval is obtained from the local government authorities and the Group has the right to receive the subsidies. The balance as of December 31, 2012 was subsequently received by February 2013.
(iii)	Advances to employees represented cash advances to employees for business operations and are recognized as operating expenses when incurred.
(iv)	Prepaid rental and renovation mainly represented renovation cost for office buildings.
(v)	In April 2011, the Group entered into an agreement to acquire 19.9% equity interest in MDCL and paid $2,409 as part of the consideration in June 2011. The Group terminated the agreement subsequently in 2011 and collected $2,409 from MDCL in 2012.

Long Term Investments	12 Months Ended
Dec. 31, 2012
Long Term Investments

6. LONG TERM INVESTMENTS

	As of December 31,
	2011	2012
Equity method:
iSoftStone Technologies Co., Ltd. (i)	$32	$36
Hubei Shenke Information Technology Company Limited (ii)	41	10
Chengdu Medicine & Health Network Management Company Limited (iii)	7,690	5,909
Dalian iSoftStone iCarnegie Information Technology Company Limited (iv)	30	17
Wuxi iSoftStone IoT Innovation Application Technology Company Limited (v)	28	—
Guangdong IoT iSoftStone Information Technology Company Limited (vi)	—	1,175
JT Information Services Company Limited (vii)	—	102
Wuxi iCarnegie Enterprise Management Company Limited and its subsidiary, Wuxi iCarnegie Training School (viii)	—	—
Cost method:
Dynomedia, Inc. (ix)	1,530	1,530

Total	$9,351	$8,779

(i)	In August 2006, iSoftStone Japan and other third party investors set up iSoftStone Technologies Co., Ltd., a Japan-based company providing IT outsourcing services to multinational financial institutions, with a total cash capital contribution of $100. iSoftStone Japan holds 32.25% interest in iSoftStone Technologies Co., Ltd., and accounts for the investment using equity method. The Group recognized share of loss in iSoftStone Technologies Co., Ltd. of $9, $3 and $14 during the years ended December 31, 2010, 2011 and 2012, respectively.
(ii)	In June 2010, iSoftStone Tianjin invested $18 in Hubei Shenke Information Technology Company Limited (“Shenke”) for a 20% equity interest with other three shareholders. In May 2011, the Group injected additional capital of $48 to Shenke. In August 2012, Shenke reduced its registered capital and one of the other three shareholders quitted from the company, and as a result the percentage of equity interest held by iSoftStone Tianjin increased to 23.08%. As the Group has the ability to exercise significant influence over the operating and financial decisions of Shenke, the Group has adopted the equity method to account for its investment in Shenke. The Group recognized share of loss in Shenke of $4, $21 and $31 during the year ended December 31, 2010, 2011and 2012, respectively.
(iii)	In September 2011, iSoftStone WOFE and Chengdu Investment Holding Group Ltd., a government investment group, jointly established Chengdu Medicine & Health Network Management Company Limited (“Chengdu-Medical”) in Chengdu to design, build, and operate a healthcare data exchange network. The Group invested $7,785 to hold 49% of the equity of Chengdu-Medical and accounts for the investment using equity method. In January 2012, the Group transferred 9.8% of its equity interest in Chengdu-Medical to an unrelated Chengdu company, for an exchange of certain intellectual property rights relating to cloud computing. After the completion of the exchange, the Group holds 39.2% equity interest in Chengdu-Medical. The Group recognized share of loss of $95 and $303 during the year ended December 31, 2011 and 2012, respectively.
(iv)	In October 2011, iSoftStone Dalian invested $32 to hold 20% of equity interest in setting up Dalian iSoftStone iCarnegie Information Technology Company Limited (“Dalian iCarnegie”) with other third party investors. The Group adopted equity method to account for the investment and recognized share of loss of $2 and $13 during the year ended December 31, 2011 and 2012, respectively.
(v)	In January 2011, iSoftStone Wuxi and other third party investors set up Wuxi iSoftStone IoT Innovation Application Technology Company Limited (“Wuxi IoT”), in which the Group invested $79 to hold 20% equity interest. As the Group has the ability to exercise significant influence over the operating and financial decisions, equity method is used to account for the investment. During the year ended December 31, 2011 and 2012, the Group recognized share of loss in Wuxi IoT of $51 and $28, respectively.
(vi)	In September 2012, iSoftStone WOFE and another two third party investors established Guangdong IoT iSoftStone Information Technology Company Limited (“iSS-Foshan”). The Group invested $1,429 to hold 49% of the equity of iSS-Foshan. As the Group has the ability to exercise significant influence over the operating and financial decisions, equity method is used to account for the investment. During the year ended December 31 2012, the Group recognized share of loss in iSS-Foshan at $200.
(vii)	In November 2012, iSoftStone HK invested $103 in JT Information Services Company Limited (“HK-JT”) for a 46% equity interest. As the Group has the ability to exercise significant influence over the operating and financial decisions of HK-JT, the Group has adopted the equity method to account for its investment in HK-JT. The Group recognized share of loss in HK-JT of $1 during the year ended December 31 2012.
(viii)	In August 2010, iSoftStone Wuxi sold 45% of its equity interest in Wuxi iCarnegie Enterprise Management Company Limited and its subsidiary, Wuxi iCarnegie Training School (“Wuxi iCarnegie”) to a third party investor at a cash consideration of $664. After the completion of the sale, the Group holds 20% equity interest in Wuxi iCarnegie. As a result, the Group has deconsolidated Wuxi iCarnegie from the date of disposal. As the Group continues to have the ability to exercise significant influence over the operating and financial decisions of Wuxi iCarnegie, the Group has adopted the equity method to account for its investment in Wuxi iCarnegie. The gain on deconsolidation of Wuxi iCarnegie is computed as follows:

Amounts
Fair value of consideration received (cash proceeds)	$664
Fair value of retained noncontrolling interest in Wuxi iCarnegie	288
Carrying value of noncontrolling interest in Wuxi iCarnegie	(67)
Carrying value of Wuxi iCarnegie at the date of disposal	194

Gain on deconsolidation of Wuxi iCarnegie	$1,079

The initial carrying amount the equity method investment as of the date of deconsolidation was $288. From the date of deconsolidation to December 31, 2010, the Group recognized share of loss in Wuxi iCarnegie at $202, together with the impact of exchange loss amount of $4, resulted in a carrying amount of $82 as of December 31, 2010. In April 2011, the Group injected additional capital of $311 to Wuxi iCarnegie. During the year ended December 31, 2011 and 2012, the Group recognized share of loss in Wuxi iCarnegie of $393 and nil, respectively.
(ix)	In June 2011, iSoftStone Holding invested a total of $1,530 to acquire 23.4% of total equity in the form of series B preferred shares of Dynomedia to expand its service lines to e-Publishing market for both domestic Chinese and global clients. The Group determined and applied the cost method to account for the investment as the investment in preferred shares is not in-substance common stock.

The management has performed the impairment analysis on these investments and determined that there was no impairment on such investments as of December 31, 2011 and 2012.

The summarized financial information of the equity method investments as shown in their financial statements as of and for the years ended December 31 was as follows:

	As of December 31,
	2011	2012
Total assets	$21,407	$29,154
Total liabilities	$(7,306)	$(14,450)

	For the year ended December 31,
	2010	2011	2012
Net revenues	$2,023	$6,160	$1,623
Gross profits	$82	$1,354	$1,439
Net loss	$(1,087)	$(2,660)	$(3,413)

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net

7. PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2011	2012
Buildings	$32,178	$32,507
Computers and software	21,426	30,140
Furniture and office equipment	5,087	6,853
Leasehold improvements	15,089	24,225
Motor vehicles	309	454

	74,089	94,179
Less: Accumulated depreciation and amortization	(18,298)	(26,411)

Property and equipment, net	$55,791	$67,768

Depreciation and amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $4,674, $7,012 and $9,168, respectively.

Land Use Rights, Net	12 Months Ended
Dec. 31, 2012
Land Use Rights, Net

8. LAND USE RIGHTS, NET

	As of December 31,
	2011	2012
Land use rights	$3,273	$3,306
Less: accumulated amortization	(30)	(102)
Exchange differences	(1)	(2)

Land use rights, net	$3,242	$3,202

In 2011, the Group acquired a land use rights in Wuxi, China, with the total payment of $3,273. The land use right was record at cost less accumulated amortization using a straight-line basis over the remaining 45-year term of the land use right certification.

Future amortization expense is US$72 per year for each of the next five years through December 31, 2017 and after.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets

9. INTANGIBLE ASSETS

The intangible assets and their accumulated amortization were as follows:

	As of December 31,
	2011	2012
Intangible assets subject to amortization:
Customer base	$12,156	$14,360
Contract backlog	1,942	2,462
Non-compete agreements	738	1,158
Software copyright	925	2,552
Trademark	4	4

	15,765	20,536

Less: Accumulated amortization
Customer base	(8,688)	(10,864)
Contract backlog	(1,827)	(2,319)
Non-compete agreements	(205)	(398)
Software copyright	(356)	(1,008)
Trademark	(1)	(2)

	(11,077)	(14,591)

Intangible assets, net	$4,688	$5,945

Amortization expenses were $1,965, $3,432 and $3,448 for the years ended December 31, 2010, 2011 and 2012, respectively. The Group expects to record amortization expenses of $2,820, $1,511, $936, $457 and $191 for each of the year 2013, 2014, 2015, 2016 and 2017, respectively.

In January 2010, the Group incorporated a subsidiary, Guodian, with a third party who, in return for its 40% of the equity, contributed the copyright of certain software. The software copyright was initially recorded at $586, which was determined based on the estimated future benefit to be generated from the use of this software copyright. The software copyright was amortized into the statement of operations based on the estimated benefit of the copyright to be generated by the Group over the 5 years of estimated useful life.

The Group did not incur costs to renew or extend the term of acquired intangible assets during any of the periods presented.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill

10. GOODWILL

The changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2010, 2011 and 2012, consisted of the following:

	China	Japan	U.S. and Canada	Total
Balance, as of January 1, 2011	$8,835	$195	$10,341	$19,371
Acquisition of iHealthStone (Note 3)	451	—	—	451
Acquisition of Adventier (Note 3)	—	—	4,287	4,287
Settlement of contingent consideration for the acquisition of Wuxi Huayang (Note 3)	45	—	—	45
Foreign exchange differences	434	9	—	443

Balance, as of December 31, 2011	$9,765	$204	$14,628	$24,597
Acquisition of Abovenet (Note 3)	—	—	714	714
Acquisition of Jiangchen (Note 3)	1,536	—	—	1,536
Foreign exchange differences	116	2	18	136

Balance, as of December 31, 2012	$11,417	$206	$15,360	$26,983

The Group performed its annual goodwill impairment tests on December 31 of each year. In the goodwill impairment test, the Group used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the Group’s reporting unit. Accordingly, it adopted a discounted cashflow (“DCF”) method under the income approach, which considered a number of factors that include expected future cash flows, growth rates and discount rates and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions were inherently uncertain and subjective.

When applying the DCF method for the reporting unit, the Group incorporated the use of projected financial information and a discount rate that was developed using market participant based assumptions. The cash flow projections were based on six-year financial forecasts developed by management that included revenue projections, capital spending trends, and investments in working capital to support anticipated revenue growth. The discount rates selected were 21%, 21.5% and 23% for China, Japan and U.S. respectively with the consideration of the risk and nature of the reporting unit’s cash flows and the rates of return market participants would require investing their capital in the reporting unit.

The Group evaluated the situation as of December 31, 2011 and 2012 based on the performance results and future operation projections with the assistance of American Appraisal China Limited, an independent valuation firm and concluded that there was no goodwill impairment as of December 31, 2011 and 2012.

Based on impairment test performed, no impairment of goodwill was recorded during the years ended December 31, 2010, 2011 and 2012, respectively.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2011	2012
Employee payroll and welfare payable	$16,686	$18,931
Other taxes payable (i)	2,344	4,036
Accrued reimbursable operating costs (ii)	3,185	3,951
Accrued rental	1,677	1,192
Accrued professional fee	1,760	2,694
Payable for purchase of property and equipment	2,680	831
Other payable	3,040	1,204

Total	$31,372	$32,839

(i):	Other taxes payable included payable of VAT, business tax, and withholding individual income tax.
(ii):	Accrued reimbursable operating costs represent the outstanding amounts claimed by employees for business operations.

Short Term Borrowings	12 Months Ended
Dec. 31, 2012
Short Term Borrowings

12. SHORT TERM BORROWINGS

	As of December 31,
	2011	2012
Bank borrowings	$15,094	$54,012

The balance as of December 31, 2011 represented short term bank loans from various domestic commercial banks with fixed or floating interest rates ranging from 7.22% to 7.88% per annum. Out of the $15,094 balance, $8,739 was without any collateral, and the remaining $6,355 were guaranteed by a director of the Company and pledged with accounts receivable of iSoftStone WOFE.

The balance as of December 31, 2012 represented short term bank loans from various domestic commercial banks with fixed or floating interest rates ranging from 6.00% to 7.22% per annum. Out of the $54,012 balance, $31,540 were without any collateral, and the remaining $22,472 were guaranteed by a director of the Company and pledged with accounts receivable of iSoftStone WOFE and iSoftStone Wuxi.

As of December 31, 2012, the Company had short-term credit facilities totaling $84,127 expiring at various days before December 2013. Out of the total credit facilities, $54,012 was utilized for bank borrowings and unused facilities were $30,115.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

13. INCOME TAXES

The current and deferred components of income tax (benefit) expense were as follows:

	For the year ended December 31,
	2010	2011	2012
Current
—PRC	$289	$808	$3,865
—Others	174	1,151	1,112

—Total current income taxes	463	1,959	4,977

Deferred
—PRC	(349)	(983)	(122)
—Others	(402)	(657)	(485)

—Total deferred income taxes	(751)	(1,640)	(607)

Total income tax (benefit) expense	$(288)	$319	$4,370

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to taxation in its country of incorporation.

United States

iSoftStone Inc. and iSS-LLC are incorporated in the United States and are subject to the U.S. federal income taxes at gradual tax rates from 15% to 35%.

Germany

iSS-Germany is incorporated in Germany and is subject to Germany income taxes at 15%.

United Kingdom

iSS-UK is incorporated in United Kingdom and is subject to United Kingdom income taxes at gradual tax rates from 20% to 26%.

Canada

iSoftStone-Canada and Abovenet are incorporated in Canada and are subject to Canadian income taxes at gradual tax rates at 26.5%.

Japan

iSoftStone Japan is incorporated in Japan and is subject to Japanese income taxes around 42%.

Korea

iSoftStone Korea is established in Korea and is subject to Korea income taxes at 10%, 13%, and 13% for the years ended December 31, 2010, 2011 and 2012, respectively.

Hong Kong

iSoftStone HK is established in Hong Kong and is subject to Hong Kong profit taxes at 16.5%.

Taiwan

iSoftStone Hong Kong Limited Taiwan Branch is established in Taiwan, and is subject to Taiwan income taxes at 17%.

PRC

The Group’s PRC entities are subject to the Enterprise Income Tax (“EIT”) Law effective on January 1, 2008 which adopted a uniform EIT rate of 25% for all PRC enterprises including foreign-invested enterprises. Under the law, an enterprise qualified as a high and new technology enterprise (“HNTE”) is entitled to a preferential income tax rate of 15%.

Various entities of the Group enjoyed certain preferential tax rates as follows:

iSoftStone WFOE was qualified as HNTE in 2008 and entitled to a three-year exemption starting from 2006 to 2008 followed by a reduced income tax rate of 7.5% for the subsequent three years from 2009 to 2011. iSoftStone WFOE has renewed its qualification certificate of HNTE in 2011 and is eligible to an income tax rate of 15% for the next three years from 2012. The Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future. Accordingly, in calculating deferred tax assets and liabilities, the Group has assumed its qualifying entities will continue to renew the new HNTE status at the conclusion of the initial three-year period. If the Group’s qualifying entities failed to obtain such renewals, then the net deferred tax assets balance would increase by $848 as of December 31, 2012, which would be an increase to the income tax benefit.

Shanghai Kangshi obtained the qualification certificate of HNTE and was eligible to enjoy a preferential tax rate of 15% as long as it maintain its qualification as a high-tech enterprise.

iSoftStone Wuxi qualified as “software enterprise” and enjoyed two-year income tax exemption started from 2008 to 2009, followed by a reduced income tax rate of 12.5% for the subsequent three years from 2010 to 2012. In addition, iSoftStone Wuxi was approved as a key software enterprise in 2010 and was entitled to a preferential income tax rate of 10% for 2010. The qualification of key software enterprise should be renewed every year going forward and iSoftStone Wuxi is eligible to enjoy the income tax rate of 10% as long as it maintains the qualification as a key software enterprise.

iSoftStone Tianjin qualified as “software enterprise” and enjoyed two-year income tax exemptions starting from 2010 to 2011, followed by a reduced income tax rate of 12.5% for the subsequent three years from 2012 to 2014.

iSoftStone Guangzhou qualified as “software enterprise” and enjoyed two-year income tax exemptions starting from 2012 to 2013, followed by a reduced income tax rate of 12.5% for the subsequent three years from 2014 to 2016.

iSS-Chengdu, iSS-Shenzhen, iSS-Wuhan, WX-Yancheng, SZ-Suzhou, iSST have qualified as “software enterprise”, and will enjoy two-year income tax exemption starting from their first profitable year, followed by a reduced income tax rate of 12.5% for the subsequent three years.

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	As of December 31,
	2011	2012
Current deferred tax assets:
Accrued payroll	$2,666	$1,881
Provision for doubtful accounts	630	246
Net operating loss carry forwards	482	—
Less: Valuation allowance	(1,311)	(212)

Current deferred tax assets, net	2,467	1,915

Non-current deferred tax asset:
Net operating loss carry forwards	4,141	2,537
Less: Valuation allowance	(4,141)	(2,011)

Non-current deferred tax asset, net	—	526

Non-current deferred tax liabilities:
Intangible assets acquired	(1,158)	(937)

Net deferred tax liabilities, net	$(1,158)	$(937)

The Group had net operating losses of $19,690 and $14,537 from the Company’s subsidiaries and VIE as of December 31, 2011 and December 31, 2012, respectively. The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. As of December 31, 2011 and 2012, the valuation allowance was $5,452 and $2,223, respectively, which were provided against deferred tax assets of certain subsidiaries. Where a valuation allowance was not recorded, the Group believes that it was more likely than not that the deferred tax assets will be realized as it expects to generate sufficient taxable income in the future.

The net operating loss carry forwards for the Company’s subsidiaries other than Hong Kong as of December 31, 2012 will expire on various dates through 2022. For Hong Kong, the net operating loss will be carried forward indefinitely.

Reconciliation between the statutory PRC enterprise income tax rate of 25% to the effective tax rate is as follows:

	For the year ended December 31,
	2010	2011	2012
(Loss) income before provision of income tax	$(3,663)	$19,880	$27,089
Statutory tax rate in the PRC	25%	25%	25%
Income tax (benefit) expense at statutory tax rate	$(916)	$4,970	$6,772
Effect of income tax rate differences in jurisdictions other than the PRC	826	1,944	861
Effect of tax holidays and preferential tax rates	(6,466)	(10,603)	(2,619)
Permanent differences:
Research and development expenses super deduction	(144)	(112)	(362)
Shared-based compensation	2,136	2,333	2,780
Changes in fair value of convertible notes	2,107	(708)	—
Others	192	323	167
Changes in valuation allowances	1,977	2,172	(3,229)

Income tax (benefit) expense	$(288)	$319	$4,370

If the tax holidays including tax exemption and preferential tax rates granted to iSoftStone WFOE, iSoftStone Tianjin, iSoftStone Wuxi, iSoftStone Guangzhou, Guodian and Shanghai Kangshi were not available, provisions for income taxes and net income per share would have been as follows:

	For the year ended December 31,
	2010	2011	2012
Provision for income taxes expense	$6,178	$10,726	$6,989
Net (loss) income per share — basic	$(0.07)	$0.01	$0.03
Net (loss) income per share — diluted	$(0.07)	$0.01	$0.03

The Group did not identify significant unrecognized tax benefits for years ended December 31, 2010, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within the next 12 months from December 31, 2012.

Since January 1, 2007, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the Group’s subsidiaries. In accordance with relevant PRC tax administration laws, tax years from 2007 to 2012 of the Group’s PRC subsidiaries and VIE remain subject to tax audits, at the tax authority’s discretion.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If the Company were to be non-resident for the PRC tax purpose, dividends paid to it by its PRC subsidiaries out of profits earned after January 1, 2008 would be subject to a PRC withholding tax at 10%.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately $81,219 at December 31, 2012 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre-January 1, 2008 retained earnings will not be subject to the withholding tax. Determination of the amount of any unrecognized deferred income tax liabilities on those earnings is not practicable.

Net Income Per Share	12 Months Ended
Dec. 31, 2012
Net Income Per Share

14. NET INCOME PER SHARE

The calculation of the earnings per share is as follows:

	For the year ended December 31,
	2010	2011		2012
Net (loss) income attributable to iSoftStone shareholders	$(3,182)	$18,845		$22,109

Less: Net (loss) income allocated to other participating securities:
Deemed dividend on series A convertible preference shares	(1,086)	N/A		N/A

Net loss allocated to series A convertible preference shares	(1,086)	N/A		N/A

Accretion on series B convertible redeemable preference shares	(2,585)	N/A		N/A

Net loss allocated to series B convertible redeemable preference shares	(2,585)	N/A		N/A

Net (loss) income attributable to iSoftStone shareholders allocated for computing net income per ordinary share-basic and diluted	$(6,853)	$18,845		$22,109

Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic (i)	149,341,325	547,143,620		564,069,512

Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	149,341,325 (ii)	592,082,213	(ii)	582,402,472	(ii)

Net (loss) income per ordinary share-basic	$(0.05)	$0.03		$0.04

Net (loss) income per ordinary share-diluted	$(0.05)	$0.03		$0.04

(i)	The calculation of weighted average number of shares used in computing basic net income per ordinary share included certain shares to be issued unconditionally. For year 2010, such shares included 500,000 ordinary shares to be issued unconditionally in connection with a 2006 acquisition, a weighted average number of 45,188 ordinary shares to be issued in connection with a 2010 acquisition and a weighted average number of 1,325,715 vested nonvested shares to be issued unconditionally (see Note 22). For year 2011, such shares included a weighted average number of 467,369 vested nonvested shares issued in 2011 and a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22). For year 2012, such shares included a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22).
(ii)	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities.

For the year 2010, 95,286,195, 168,880,040 and 38,788,711 ordinary shares resulting from the assumed conversion of the series A shares, series B shares, convertible notes and all of the share options and nonvested shares were excluded as they were anti-dilutive due to the fact that the Group was in the loss position.

For the year 2011, an incremental weighted average number of 44,881,186 ordinary shares from the assumed exercise of share options and share units, and an incremental weighted average number of 57,408 nonvested shares using the treasury stock method, and 3,457,805 ordinary shares resulting from the assumed conversion of convertible notes were included. 8,125,954 share options were excluded as their effect was anti-dilutive.

For the year 2012, an incremental weighted average number of 18,332,960 ordinary shares from the assumed exercise of share options and share units was included. 40,125,864 share options and share units were excluded as their effect was anti-dilutive.

Investment by a Subsidiary in Parent Company	12 Months Ended
Dec. 31, 2012
Investment by a Subsidiary in Parent Company

15. INVESTMENT BY A SUBSIDIARY IN PARENT COMPANY

In August 2010, the Group’s subsidiary, iSoftstone HK, purchased 2,500,000 and 2,500,000 ordinary shares from certain shareholders of the Company, Tekventure Limited and United Innovation (China) Limited, at the purchase price of $0.40 per share, respectively. The consideration was fully paid in October 2010. The ordinary shares of the Company held by the subsidiary are treated in a manner a kin to treasury shares as a contra-equity account.

In October 2010, the Group sold 461,000 and 700,000 of the treasury shares at the purchase price of $0.51 and $0.30 per share, respectively, to a former employee. The total 1,161,000 treasury shares were transferred to ordinary shares in October 2010 at the purchase price of $0.40 per share.

In October 2010, the Group transferred 731,436 treasury shares to ordinary shares in connection with the employment of certain employees, at the purchase price of $0.40 per share.

In March 2011, the Group transferred 674,109 treasury shares to ordinary shares in connection with the acquisition of Kebao, at the purchase price of $0.40 per share.

In June 2011, the Group transferred 500,000 treasury shares to ordinary shares in connection with the acquisition of Dalian Zhendan Science and Technology Co., Ltd. (“Zhendan”), at the purchase price of $0.40 per share.

Ordinary Shares	12 Months Ended
Dec. 31, 2012
Ordinary Shares

16. ORDINARY SHARES

As of January 1, 2010, there were 130,902,853 ordinary shares outstanding.

In April 2010 and June 2010, 4,500,000 ordinary shares were issued in connection with the hiring of certain key employees.

In July 2010, 242,059 ordinary shares were issued as a part of contingent consideration for the acquisition of MDCL (see Note 3).

In October 2010, 80,000 ordinary shares were issued in connection with the exercise of options previously granted to employees under the Company’s share incentive plans (see Note 22).

In December 2010, the Company completed its IPO of American Depositary Shares (“ADS”) at New York Stock Exchange. Each ADS represents ten ordinary shares of the Company. 104,856,845 ordinary shares were issued. In addition, all Series A convertible preference shares and Series B convertible redeemable preference shares were automatically converted into 264,166,235 ordinary shares upon the IPO. In addition, there were 18,381,991 ordinary shares issued in connection with the conversion of principal amount of $18,000 convertible notes (see Note 19) upon the IPO.

In December 2010, there were 823,846 ordinary shares issued as part of consideration for the acquisition of Ascend (see Note 3).

In March 2011, 20,406,720 ordinary shares were issued in connection with the conversion of principal amount of $20,000 convertible notes (see Note 19).

In March 2011, 324,849 ordinary shares were issued to a consultant who introduced business to iSoftStone Data, a subsidiary of the Group.

In April 2011, 665,999 nonvested shares were issued under the Company’s share incentive plans (see Note 22).

In August 2011, 152,863 ordinary shares were issued to certain selling shareholders in MDCL who became employees of the Group (see Note 22).

In 2011, 12,178,146 ordinary shares were issued in connection with the exercise of options and share units previously granted to employees under the Company’s share incentive plans (see Note 22).

In 2012, 11,686,061 ordinary shares were issued in connection with the exercise of options and share units previously granted to employees under the Company’s share incentive plans (see Note 22).

In 2012, 161,478 ordinary shares were connected to forfeiture of restricted shares granted previously under the Company’s share incentive plans (see Note 22).

Shares to Be Issued	12 Months Ended
Dec. 31, 2012
Shares to Be Issued

17. SHARES TO BE ISSUED

The Group agreed to issue 970,215 ordinary shares in connection with the acquisition of Shanghai Kangshi (see Note 3) in 2010, and these shares remained unissued as of December 31, 2011 and 2012 due to legal and administrative reasons. The shares to be issued were recorded at the acquisition date at its fair value of $1.30 per share.

Convertible Preference Shares	12 Months Ended
Dec. 31, 2012
Convertible Preference Shares

18. CONVERTIBLE PREFERENCE SHARES

Series A Convertible Preference Shares

On November 16, 2005, the Company issued 64,983,166 series A convertible preference shares (“series A shares”) and warrants to purchase 16,835,017 series A shares at exercise price of $0.1485 per share to third party investors for cash proceeds of $9,650, at an issuance price of $0.1485 per series A share.

Both the series A shares and the warrants were determined as equity instruments by the Company and the Company applied the relative-fair-value method to allocate the proceeds between the series A shares and the warrants. Accordingly, the warrants were recorded at $673, and preference shares were recorded at $8,977 respectively as of the date of issuance.

On April 28, 2006, the Company issued additional 13,468,012 series A shares to a third party investor for cash proceeds of $2,000, at an issuance price of $0.1485 per series A share.

On March 13, 2007, 16,835,017 warrants were exercised, and the Company issued 16,835,017 series A shares, and received cash proceeds of $2,500.

The Company had determined that there was no beneficial conversion feature attributable to the series A shares because the initial and subsequently adjusted conversion price of series A shares was higher than the fair value of the Company’s ordinary shares on issue date of series A shares.

Series A shares were not redeemable.

Key terms of the series A shares are summarized as follows:

Dividends

The dividend rate for series A shares was 8% per annum. The dividend should be payable when, as and if declared by the Board of Directors, and prior and in preference to any declaration or payment of any dividend on the ordinary shares. Such dividends should not be cumulative. After payment of such dividends, any additional dividends or distributions should be distributed among all holders of ordinary shares and preference shares in proportion on as-converted basis.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, distributions to the shareholders of the Company should be made in the following manners: the holders of series A shares should be entitled to receive an amount equaled to the sum of original issuance price plus any declared but unpaid dividends, prior to and in preference to any distribution of any of the assets or surplus funds to the holders of the ordinary shares and any other class or series of shares. If there were still remaining proceeds available for distribution, it should be distributed among the holder of series A shares and ordinary shares pro rata on as-converted basis. For the remaining proceeds with respect to series A shareholders’ distribution, total distribution per share should be limited to 200% of the series A original issue price of $0.1485 per share.

As of December 31, 2009, the liquidation value of series A shares was $3,747.

Voting rights

Each series A shareholder had a number of voting rights equivalent to the number of ordinary shareholders’ voting rights, upon series A share’s conversion into ordinary shares at the record date for determination of the shareholders entitled to vote on related matters.

Conversion

Each series A share should be convertible, at the option of the holder thereof, at any time after the series A share’s original date of issuance, into such number of fully paid and nonassessable ordinary shares as determined by dividing the series A share’s original issue price by series A share conversion price.

The initial conversion ratio should be on a one for one basis, which is subject to certain anti-dilution adjustments and adjustments for future issuances of shares at a price lower than the issuance price of the series A shares.

Each series A share would automatically be converted into ordinary share at the then effective series A conversion price, upon the earlier, of (i) the date specified by vote or written consent or agreement of holders of at least a majority of the shares of each such series then outstanding, or (ii) immediately prior to but contingent upon the closing of a Qualified IPO.

In December 2010, all Series A shares were automatically converted into 95,286,195 ordinary shares upon the IPO of the Company.

Series B Convertible Redeemable Preference Shares

On March 16, 2007, the Company issued 84,440,020 series B convertible redeemable preference shares (“series B shares”) and warrants to purchase 84,440,020 series B shares to third party investors for cash proceeds of $19,425, net of issuance costs of $575, at an issuance price of $0.2369 per series B share (“series B Original Issue Price”) and exercise price of $0.2961 per warrant of series B share, respectively.

The warrants were determined by the Company as liabilities because the exercise of the warrants will result in the delivery of redeemable preference shares. The warrants were initially recorded at fair value of $2,246 on the date of grant, and were subsequently re-measured at fair value as of each reporting date. As of December 31, 2007, the fair value of the warrants was $3,665 and the change in fair value of $1,419 was recognized in the consolidated statements of operations in 2007. On February 22, 2008, 84,440,020 warrants were exercised and the Company issued 84,440,020 series B shares, for cash proceeds of $24,500, net of issuance costs of $500. The carrying amount and fair value of the warrants was $4,341 as of February 22, 2008 and was recorded in series B shares at that date. The change in fair value of $676 was recognized in the consolidated statements of operations in 2008.

The series B shares were initially recorded at $17,179 using residual method.

The Company had determined that there was no beneficial conversion feature attributable to the series B shares because the initial conversion price of series B shares was higher than the fair value of the Company’s ordinary shares on issue date of series B shares.

Key terms of the series B shares are summarized as follows:

Voting rights

Series B shareholders were entitled to the number of votes equaled to the number of ordinary shares into which such preference shares could be converted at the record date.

Dividends

No dividend should be paid on the ordinary shares at a rate higher than the rate at which dividends were paid on the series A shares and series B shares (based on the number of ordinary shares into which the series A shares and the series B shares were convertible on the date the dividend is declared).

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, distributions to the shareholders of the Company should be made in the following manners: the holders of series B shares should be entitled to receive, prior to and in preference to any distribution to the holders of the ordinary shares or any other class or series of shares, the amount equaled to 150% of the Series B Original Issue Price (as adjusted for share dividends, share combination, share splits reorganizations, reclassifications, consolidations, or mergers and the like with respect to such shares) and in addition, an amount equaled to all declared but unpaid dividends thereon.

As of December 31, 2009, the liquidation value of the series B shares was $67,497.

Redemption

Upon the occurrence of any of the following events at the request of any holders of series B shares, the Company should redeem all or a part the series B shares, at a redemption price equal to 100% of the series B Original Issue Price per share plus an rate of return of 6% per annum, less all declared dividends (whether paid or unpaid) thereon up to the redemption date, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, or mergers:

(i)	A Qualified IPO was not completed by the 5th anniversary of the series B original issue date;

(ii)

Prior to the 5th anniversary of the series B original issue date, the founder, Mr. Tianwen Liu terminated his employment with the Group for any reason, or was no longer employed full time by the Group, or in the good-faith determination of the Board, no longer effectively carried out his responsibilities as the Chief Executive Office (“CEO”) of the Group (other than due to unilateral termination of the employment relationship by the Board without cause); or

(iii)

Prior to the 5th anniversary of the series B original issue date, four or more of the senior management members left employment of the Group for any reason (other than due to unilateral termination of the employment relationship by the Board without cause) within any twelve consecutive month period.

Conversion

Each series B share should be convertible, at the option of the holder thereof, at any time after the series B share’s original date of issuance, into such number of fully paid and nonassessable ordinary shares as determined by dividing the series B shares original issue price by series B shares conversion price.

The initial conversion ratio should be on a one for one basis, which is subject to certain anti-dilution adjustments and adjustments for future issuances of shares at a price lower than the issuance price of the series B shares.

Each series B shares would automatically be converted into ordinary shares at the then effective series B conversion price, upon the earlier, of (i) the date specified by vote or written consent, or agreement of holders of at least a majority of the shares of each such series then outstanding, or (ii) immediately prior to but contingent upon the closing of a Qualified IPO.

In December 2010, all Series B shares were automatically converted into 168,880,040 ordinary shares upon the IPO of the Company.

Convertible Notes	12 Months Ended
Dec. 31, 2012
Convertible Notes

19. CONVERTIBLE NOTES

On December 23, 2009, the Company issued Convertible Notes (the “Notes”) at the principal amount of $29,000. As of December 31, 2009, the Company received proceeds of $28,802 after deduction of $198 issuance cost. On April 21, 2010 and April 22, 2010, the Company issued additional Notes at the principal amount of $9,000 with an issuance cost of $367.

The key terms of the Notes are summarized as follows:

Maturity date

•	Initial Maturity Date—December 23, 2012;

•

Extended Maturity Date—In the event that no IPO or Company Sale (defined as transactions through which the equity holders of the Company will lose control of the Company or iSoftStone WFOE) has occurred prior to the Initial Maturity Date, a majority of the Notes holders may extend the maturity date to a date on or prior to December 23, 2015.

Interest rate and interest payment

•

Interest rate is at 1% per annum, due and payable in cash in arrears on each anniversary of December 23, 2009 until the earlier of (i) the Initial Maturity Date, (ii) the date these Notes are otherwise redeemed, or (iii) such date on which these Notes are converted in full.

•	If the Initial Maturity Date of these notes is extended, these Notes bear no interest between the Initial Maturity Date and the Extended Maturity Date.

Redemption and price

The Company and Notes holders may redeem the Notes on the following basis:

•

Redemption on maturity date by the Company: The Company shall redeem the outstanding principal amount of these Notes that has not been converted or redeemed on the Initial Maturity Date or the Extended Maturity Date, by payment of the redemption price that gives the Notes holders an annual return of 10% in cash. If the Initial Maturity Date or the Extended Maturity Date falls after the completion of an IPO, the Company shall redeem the outstanding principal amount as of the first anniversary following the completion of an IPO by payment of a price that gives the Notes holders an annual rate of return of 18% in cash plus any accrued and unpaid interest.

•

Post-IPO redemption at the option of the Notes holders: At any time during twelve months following the completion of an IPO, the holders of these Notes shall have the right to require the Company to redeem for cash all of the total outstanding principal amount at a price that gives the Notes holders an annual rate of return of 18% plus any accrued and unpaid interest in priority to any payment on or with respect to the Company equity securities.

•

Accelerated redemption upon default at option of the Notes holders: Upon the occurrence of an event of default as listed below, the Notes holders shall have the right to require the Company to redeem for cash all of the total outstanding principal amount of the Notes at a price equal to the then applicable redemption price:

Events of default:

(a)	Failure to pay principal or any other amount under these Notes when and as due;

(b)	Breach of covenants, such as punctually paying the interest and principal according to the agreements, giving notice upon the events of default, and no dividend or redemption to the equity securities until earlier of IPO or full repayment of the Notes;

(c)	Except as approved by the Board of Directors, any key managers sold his or her company equity securities at the Original Note Issuance Date;

(d)	Either the founder, Mr. Tianwen Liu, or three out of the other seven key managers have ceased to perform management responsibilities; or

(e)	Liquidation.

Conversion and price

•

Mandatory conversion upon Company Sale: Immediately prior to and subject to the completion of a Company Sale, all of the then outstanding principal amount of these Notes and the accrued and unpaid interest thereon shall be automatically converted into such number of ordinary shares at the conversion price set out below.

•

Optional Conversion upon IPO: At any time during the 12 months after the completion of an IPO, the Notes holders of these Notes shall have the right to convert these Notes in whole, into such number of duly authorized, fully paid and non-assessable Ordinary Shares at the conversion price set out below.

•	Conversion price is computed with following formula:

•

Conversion Price = IPO Price or Company Sale Price / ((1+ 0.082254247%) (number of days lapsed between the date of the Notes and the IPO or Company Sale date)) 0.082254247% is the daily compound rate based on a 365-day year that would result in an annual return of 35%.

•

If the Company issues additional equity securities other than ordinary shares that are convertible into ordinary shares at a price based on a discount of the IPO price or Company Sale price where the Company guarantees the purchaser of such convertible equity securities at an annual return of more than 35%, the above compound rate used for calculating conversion rice shall be adjusted according to the higher rate of return.

•

The conversion price has a standard anti-dilution adjustment term. It also has a down-round provision. If the Company, after the completion of an IPO, issues any additional ordinary shares or equity security at a price per share that is lower than the conversion price per share then in effect, then the conversion price per share is adjusted down.

The return rate reset feature, which increases the redemption price of the Notes to give the Notes holders an annual rate of return of 18% rather than 10% if an IPO is completed before Initial Maturity Date or the Extended Maturity Date, were determined to be an embedded derivate and was bifurcated for measurement purposes and is presented on a combined basis with the Notes. The initial fair value of the embedded derivative was $1,706 as of December 23, 2009. And the fair value change from December 23, 2009 to December 31, 2009 was insignificant.

The fair value of the embedded derivative of $1,706 as of December 23, 2009, determined with the assistance of American Appraisal China Limited, an independent valuation firm, and the issuance costs of $198 resulted in a debt discount of $1,904. The debt discount was amortized into interest expenses over the term of the Notes using effective interest method. For the year ended December 31, 2009, the Group incurred $63 interest expense relating to the Notes, of which $62 represented the amortization of the debt discount and $1 represented the coupon interest.

Upon the issuance of additional Notes in April 2010, the initial embedded derivative attached to the second tranche of the Notes was $488 at the issuance date. Upon the Company’s IPO on December 14, 2010, the return rate of the Notes was reset to 18%, and accordingly, the fair value of the two tranches of embedded derivative totaled $8,904. A loss of $2,365 was recorded as the change in fair value of the return rate reset in the statement of operations for the year ended December 31, 2010.

A debt discount of $2,759 was recorded to account for the initial fair value of the two tranches of the embedded derivate and the total issuance cost. The debt discount was amortized into interest expenses over the term of the Notes using effective interest method. For the year ended December 31, 2010, the Group incurred $4,418 interest expense relating to the Notes, of which $133 represented the amortization of the debt discount and $4,285 represented the coupon interest.

In December 2010, Notes at the principal amount of $18,000 were converted into 18,381,991 ordinary shares upon the IPO of the Company. For the remaining Notes at the principal amount of $20,000, the Note holders have the right to convert it into ordinary shares during the twelve months after the completion of an IPO. As a consequence, when the shares were readily convertible into cash upon the completion of the IPO, the conversion right met the definition of a derivative which required to be bifurcated for measurement purposes. As of December 14, 2010, the fair values of the conversion right and the debt host for the remaining Notes of $20,000 were $2,841 and $17,159, respectively. As of December 31, 2010, the fair values of the conversion right and the debt host were $8,904 and $20,511, respectively. The fair value of the conversion right was determined by the Group with the assistance of American Appraisal, and the fair value change from December 14, 2010 to December 31, 2010 was $6,063, and recorded as a loss in the consolidated statement of operations for the year ended December 31, 2010.

On March 3, 2011, Notes at the principal amount of $20,000 were converted into 20,406,720 ordinary shares. The fair value change from January 1, 2011 to March 3, 2011 was $2,832, and recorded as an income in the consolidated statement of operations for the year ended December 31, 2011. From January 1, 2011 to March 3, 2011, the Group incurred $654 interest expense relating to the Notes, of which $19 represented the amortization of the debt discount and $635 represented the coupon interest.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan

20. EMPLOYEE BENEFIT PLAN

Full time employees of the Group located in the PRC (mainland), Hong Kong, Taiwan, and Japan participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries.

The total provisions for such employee benefits were $13,644, $20,188 and $26,687 for the years ended December 31, 2010, 2011 and 2012, respectively.

Statutory Reserves and Restricted Net Assets	12 Months Ended
Dec. 31, 2012
Statutory Reserves and Restricted Net Assets

21. STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Group’s subsidiaries and VIE located in the PRC (mainland), being foreign invested enterprises established in the PRC (mainland), are required to provide for certain statutory reserves, namely general reserve, enterprise expansion reserve, and staff welfare and bonus reserve, all of which are appropriated from net profit as reported in their PRC statutory accounts. The Group’s subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the board of directors of each of the Group’s subsidiaries. The appropriations to these reserves by the Group’s PRC (mainland) subsidiaries were $1,570, $3,961 and $1,795 for the years ended December 31, 2010, 2011 and 2012, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserves of the Company’s PRC subsidiaries and VIE. As of December 31, 2011 and 2012, the aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries and VIE in the Group not available for distribution was $131,921 and $134,264, respectively. As a result of the above restrictions, parent-only financials are presented on financial statement schedule I.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

22. SHARE-BASED COMPENSATION

Share options

In November 2005, the Company’s shareholders approved to reserve an aggregate of 19,579,549 ordinary shares for the share incentive plan. Accordingly, the Group granted share options to certain employees and non-employees of the Group to purchase 11,116,500 and 8,445,500 ordinary shares in 2006 and 2007, respectively.

On March 1, 2008, the Company’s Board of Directors approved the “2008 Share Incentive Plan” (the “2008 Plan”). Under the 2008 Plan, the Company may issue share options to purchase up to 40,689,554 ordinary shares, including 19,579,549 ordinary shares previously reserved in 2005, to employees and non-employees of the Group.

On December 17, 2009, the Company’s Board of Directors approved “the 2009 Share Incentive Plan” (the “2009 Plan”). Under the 2009 Plan, the Company may issue nonvested shares and share options to purchase up to 52,324,472 ordinary shares to employees and non-employees of the Group.

On November 25, 2010, the Company’s Board of Directors approved “the 2010 Share Incentive Plan” (the “2010 Plan”). Under the 2010 Plan, the Company may issue share options, restricted shares, share units, and other types of equity incentives to employees and non-employees of the Group subject to the limit as below:

The maximum number of Ordinary Shares that may be delivered pursuant to awards granted to Eligible Persons under this Plan (the “Share Limit”) is equal to the sum of the following:

(1)	7,500,000 Ordinary Shares, plus

(2)	the number of any shares subject to share options granted under the Company’s 2008 Plan and the Company’s 2009 Plan, and outstanding on the date of shareholder approval of the 2010 Plan (the “Shareholder Approval Date”) which expire, or for any reason are cancelled or terminated, after the Shareholder Approval Date without being exercised.

In addition, the Share Limit shall automatically increase on January 1 of each year during the term of this Plan, commencing from January 1, 2011, by an amount equal to the lesser of (i) two and one-half percent (2.5%) of the total number of ordinary shares issued and outstanding on December 31 of the immediately preceding calendar year, (ii) 20,000,000 ordinary shares or (iii) such number of ordinary shares as may be established by the Board.

The “2010 Plan” shall terminate at the close of business on the day before the tenth anniversary of the effective date of the plan.

Termination of option

The option may not be exercised until vested. Once vested, the option may be exercised in whole or any part, at any time. However, a vested option must be exercised, if at all, prior to the earlier of: (a) twelve months following the grantee’s termination of service because of death or disability; (b) thirty days or sixty days following the grantee’s last day of active employment or service for any reason other than death or disability; or (c) the tenth anniversary of the grant date; and if not exercised prior thereto shall terminate and no longer be exercisable.

Option exercise

The option shall be exercisable by the delivery of a written notice of exercise on any business day to the secretary of the Company, in the form approved by the Company, stating the number of ordinary shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Company.

Options to employees

During the years ended December 31, 2010, 2011 and 2012, the Company granted a total of 17,702,215, 10,250,672, and 6,642,000 share options to employees and directors at an exercise price of $0.65 per share, $0.50 to $1.98 per share and $0.41 per share, respectively.

Options to non-employees

The Company granted 3,978,000, 501,125 and 1,000,000 options to certain non-employees and independent directors for their services in 2010, 2011 and 2012, at an exercise price of $0.65 to $1.24 per share, $0.30 to $0.65 per share and $0.41 per share, respectively.

The options will vest in accordance with the vesting schedule set out in the option award agreement, which is (1) 100% immediately on date of grant, or (2) 1/4 on each anniversary from the date of grant or (3) 1/4 on the first anniversary from the date of grant, and the remaining 75% in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Award Date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

On December 13, 2012, the Group’s Compensation Committee approved to amend the terms of the exercise price for 8,910,750 stock options previously granted under the 2010 Plan on and after April 29, 2011 that was outstanding and held by individuals currently employed by the Group. The exercise price was set at the greater of (i) the per-share closing price of the Company’s ordinary shares on December 13, 2012 or (ii) the average of the per-share closing prices over the period of 30 trading days ending on the date hereof. There was no change of the vesting provisions or the number of shares subject to any of the option awarded. This was accounted for as a share option modification and required the remeasurement of the fair value of these share options. The remeasurement resulted in a total incremental share-based compensation of $909, of which $330 was recognized in the year ended December 31, 2012 and the remaining is to be recognized ratably over the remaining vesting period of the award.

The following table summarizes information regarding the share options granted:

Grant date	Options granted	Exercise price per option		Intrinsic value per option at the grant dates
December 15, 2006	11,116,500	$0.3		$—
April 1, 2007	8,445,500	0.3		—
April 1, 2008	11,382,303	0.3		—
December 20, 2008	9,131,962	0.3		—
September 1, 2009	590,000	0.5		—
December 23, 2009	26,160,702	0.5		—
August 1, 2010	16,347,380	0.65		—
September 15, 2010	4,932,835	0.65		0.48
November 19, 2010	400,000	1.24		—
April 29, 2011	492,500	0.43	(i)	—
June 27, 2011	9,218,172	0.43	(i)	—
June 27, 2011	1,125	0.3		1.06
October 7, 2011	500,000	0.65		—
November 11, 2011	400,000	0.43	(i)	—
November 22, 2011	90,000	0.43	(i)	—
December 31, 2011	50,000	0.5		0.38
December 13, 2012	7,642,000	0.41		—

Total	106,900,979

(i)	On December 13, 2012, the Group’s Compensation Committee approved to amend the terms of the exercise price for options previously granted. The exercise price was set at $0.43 which was the greater of (i) the per-share closing price of the Company’s ordinary shares on December 13, 2012 or (ii) the average of the per-share closing prices over the period of 30 trading days ended on December 13, 2012.

	2010		2011			2012
	Number of options	Weighted average exercise price per option	Number of options	Weighted average exercise price per option		Number of options	Weighted average exercise price per option
Outstanding at beginning of year	66,120,217	$0.4	84,974,660	$0.5		80,477,703	$0.5	(ii)
Granted	21,680,215	0.7	10,751,797	1.3		7,642,000	0.4
Exercised	(80,000)	0.4	(12,078,146)	0.3		(4,882,420)	0.3
Forfeited	(2,745,772)	0.4	(2,948,108)	0.5		(1,852,450)	0.7
Modified(i)	—	—	(222,500)	2.0		—	—

Outstanding at end of year	84,974,660	$0.5	80,477,703	$0.6	(ii)	81,384,833	$0.5

Vested and expect to vest			76,624,160			78,510,449

(i)	On November 15, 2011, 222,500 share options granted to certain employees on April 29, 2011 were modified to restricted share units. The incremental cost is $0.67 per share.
(ii)	On December 13, 2012, the Group’s Compensation Committee approved to amend the terms of the exercise price for options previously granted in 2011, and as a result, the weighted average exercise price per option was recalculated as $0.5 as of December 31, 2011, compared to $0.6 before the remeasurement.

The following table summarizes information with respect to share options outstanding as of December 31, 2012:

	Options outstanding				Options exercisable
	Number outstanding	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2012	Number exercisable	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2012
December 15, 2006	6,529,500	4.00	$0.30	$823	6,529,500	4.00	$0.30	$823
April 1, 2007	6,246,270	4.33	0.30	787	6,246,270	4.33	0.30	787
April 1, 2008	7,194,000	5.33	0.30	906	7,194,000	5.33	0.30	906
December 20, 2008	3,381,250	6.00	0.30	426	3,381,250	6.00	0.30	426
September 1, 2009	537,500	6.75	0.50	—	430,000	6.75	0.50	—
December 23, 2009	21,307,727	7.00	0.50	—	16,391,357	7.00	0.50	—
August 1, 2010	13,802,998	7.75	0.65	—	8,467,514	7.75	0.65	—
September 15, 2010	4,932,835	7.75	0.65	—	2,959,701	7.75	0.65	—
November 19, 2010	400,000	7.88	1.24	—	200,000	7.88	1.24	—
April 29, 2011	200,000	8.33	0.43	—	83,333	8.33	0.43	—
June 27, 2011	8,240,753	8.49	0.43	—	3,090,282	8.49	0.43	—
October 7, 2011	500,000	8.77	0.65	—	500,000	8.77	0.65	—
November 11, 2011	400,000	8.84	0.43	—	108,333	8.84	0.43	—
November 22, 2011	70,000	8.89	0.43	—	20,093	8.89	0.43	—
December 13, 2012	7,642,000	9.95	0.41	145	—	9.95	0.41	—

	81,384,833			$3,087	55,601,634			$2,942

The range of fair value of the options as of their respective grant dates is as follows:

	For the year ended December 31,
	2010	2011	2012
Options	$0.36 – 0.76	$0.43 – 1.18	$0.19

80,000, 12,078,146 and 4,882,420 share options were exercised in 2010, 2011 and 2012 respectively. Total intrinsic value of options exercised in 2010, 2011 and 2012 was $116, $12,369 and $524 respectively, as the fair value of the options exercised exceeded its exercise price at the date of exercise.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended December 31,
	2010	2011	2012
Risk-free interest rate of return	1.94%	1.09% – 1.43%	0.89%
Expected term	5.3 – 10 years	5 – 10 years	6.1 years
Volatility	57.0% – 61.2%	55.3% – 58.9%	57.4%
Dividend yield	—	—	—

(1) Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(2) Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3) Expected term

For the options granted to employees, it estimated the expected term based on a consideration of factors including contractual term and vesting period.

For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4) Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5) Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(6) Fair value of underlying ordinary shares

Before the IPO, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation. When estimating the fair value of the ordinary shares on the grant dates, management has considered a number of factors, including the result of a third-party appraisal by American Appraisal China Limited and equity transactions of the Company, while taking into account standard valuation methods and the achievement of certain events. The determination of fair value of the ordinary shares was also with the assistance of American Appraisal China Limited, an independent third party valuation specialist. After the IPO, the fair value of the ordinary shares is determined as the closing sales price of the shares.

For employee share options, the Group recorded share-based compensation of $3,077, $4,778 and $5,061 during the years ended December 31, 2010, 2011 and 2012, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method. In 2012, the incremental share-based compensation resulting from the modification of repricing at $909 has been included in the aforementioned amount in 2012.

For non-employee share options the Group recorded share-based compensation of $999, $2,015 and $355 during the years ended December 31, 2010, 2011 and 2012, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2012, total unrecognized compensation expense relating to unvested share options was $7,798. The amount is expected to be recognized over a weighted average period of 1.30 years using the straight-line method.

Nonvested shares

The Group agreed to grant certain ordinary shares to certain employees of the Group in connection with the acquisition of Kebao in 2006, the acquisition of MDCL in 2009 and the employment of certain other employees. The Group has the right to repurchase these shares for free if the grantees terminate their continuous employment within a period of 24-36 months from the date of grant. The arrangements were considered a share-based compensation arrangement and the shares were treated as nonvested shares.

On April 29, 2011, the Company issued 665,999 nonvested shares to employees under the 2010 Plan.

These shares vest 25% on each anniversary of the grant date over four years.

The following table summarizes information regarding the nonvested shares granted:

Average nonvested ordinary shares granted
Outstanding at January 1, 2010	425,447
Modification to certain share-based compensation arrangement(i)	(143,822)
Vested	(281,625)

Outstanding at December 31, 2010 , 2011 and 2012	—

(i)	At the time of the acquisition of MDCL in March 2009, the Group entered into arrangements with certain selling shareholders in MDCL who became employees whereby such employees were to receive 180,031 shares which vested at the end of a service period of 24 months from the date of the acquisition.

In April 2010, the Group entered into revised agreements with those employees to modify the previous terms of the award. Under the terms of the modification:

•

36,209 shares vested immediately and $8 unrecognized share-based compensation expense was immediately recognized as of the modification date, the 36,209 shares were issued by using treasury shares in 2011;

•

the Group replaced the remaining fixed number of unvested shares with an obligation to issue a variable number of ordinary shares at the end of the 24 month service period. The variable number of shares is to be determined by dividing $68 by the fair value of the ordinary shares upon the vesting date. This resulted in the award being reclassified from an equity award into a liability award under which the fair value of the award is remeasured at each reporting date. As a result, $40 previously recorded share-based compensation within equity was re-classified as a liability on the date of modification and remeasured at each period end by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm. As of December 31, 2010, the share-based compensation liability was carried at $62. In 2011, the shares related to acquisition of MDCL were determined to be 152,863 shares and were issued in August 2011.

The fair value of the nonvested shares was determined at the grant dates by the Group with the assistance of American Appraisal China Limited, an independent valuation firm. The Group recognized $50, $7 and nil shares based compensation expense for the years ended December 31, 2010, 2011 and 2012, respectively, by amortizing the award based on the fair value at the grant date by using straight-line method over the requisite service period.

As of December 31, 2012, total unrecognized compensation expense relating to unvested nonvested shares was nil.

Share Units

Under the 2010 Plan, the Company granted a total of 5,803,607 and 4,947,730 share units to employees and directors during the year ended December 31, 2011 and 2012 respectively, and 2,353,974 and 5,333,110 share units to non-employees during the year ended December 31, 2011 and 2012 respectively.

The share units will vest in accordance with the vesting schedule set out in the option award agreement, which is (1) 1/4 on each anniversary from the date of grant or (3)1/3 on each anniversary from the date of grant or (4) 1/2 on each anniversary from the date of grant or (5) 100% on the first anniversary from the date of grant or (6) 1/4 on each end of quarter from the date of grant.

The fair value of these share units is measured on the grant date based on the market price of the share on the grant date. The following table summarizes information regarding the share units granted:

	2011		2012
	Number of share units	Weighted average grant date fair value	Number of share units	Weighted average grant date fair value
Outstanding at beginning of year	—	$—	8,149,498	$1.01
Granted	8,157,581	1.01	10,280,840	0.55
Vested	(100,000)	1.54	(6,803,641)	0.98
Forfeited	(130,583)	1.10	(531,641)	0.95
Modified	222,500	1.06	—	—

Outstanding at end of year	8,149,498	1.01	11,095,056	0.61

Expect to vest at end of year	7,444,097		10,635,646

The intrinsic value of share units vested was nil for the year ended December 31, 2011 and 2012.

The Group recorded share-based compensation of $2,159 and $3,365 for employee share units during the year ended December 31, 2011 and 2012 respectively, and $175 and $2,094 for non-employee share units during the year ended December 31, 2011 and 2012 respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2012, total unrecognized compensation expense relating to unvested share units was $5,672. The amount is expected to be recognized over a weighted average period of 2.73 years using the straight-line method.

Restricted Shares

On April 29, 2011, the Company issued 665,999 restricted shares (nonvested shares) to employees under the 2010 Plan. These shares vest 25% on each anniversary of the grant date over four years. The fair value of these shares is measured on the grant date based on the market price of the stock on the grant date. The following table summarizes information regarding the restricted share granted:

	2011		2012
	Number of share	Weighted average grant date fair value	Number of share	Weighted average grant date fair value
Outstanding at beginning of year	—	$—	665,999	$1.98
Granted	665,999	1.98	—	—
Forfeited	—	—	(206,893)	1.98
Vested	—	—	(163,870)	1.98

Outstanding at end of year	665,999	1.98	295,236	1.98

Expect to vest at end of year	586,079		259,808

The Group recorded share-based compensation of $245 during the years ended December 31, 2012 , based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

Other share-based compensation arrangements

In April 2010, the Company entered into a performance-based share incentive agreement with certain employees to compensate their performance-based services for the period from year 2007 to 2010.

Pursuant to such agreement, 1,739,130 ordinary shares, valued at $0.54 per share, were issued on April 18, 2010 to compensate these employees’ past services. The ordinary shares were valued by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm.

On June 30, 2010, 2,760,870 ordinary shares, valued at $0.64 per share, were further issued, to compensate these employees’ past services. The ordinary shares were valued by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm.

The total 4,500,000 shares issued were considered as share-based compensations and $2,706, the fair value of the ordinary shares as of the grant dates, were charged into the consolidated statement of operations immediately. In addition, the Group also agreed to issue up to 1,000,000 of the Company’s shares to these employees based on their performance in the year 2010. The Group recognized $640 compensation expenses for the year ended December 31, 2010 relating to this share-based compensation arrangement.

In October 2010, the Group sold 461,000 and 700,000 of the treasury shares at the price of $0.51 and $0.30 per share, respectively, to a former employee. The $861 excess of the fair value of the ordinary shares, which is determined as $1.125 at the selling date by the Company, over the purchase price were treated as share-based compensation expense and reflected in the statements of operations.

In November 2010, the Group agreed to issue 324,849 ordinary shares to a consultant who introduced business to iSoftStone Data and recognized $191 share-based compensation expense for the year ended December 31, 2010. The shares were issued in March 2011.

The amount of stock-based compensation attributable to cost of revenues, general and administrative expenses, selling and marketing expenses, and research and development expenses is included in those line items in the accompanying consolidated statements of operations. Stock-based compensation expense related to the stock options and stock units are as follows:

	For the year ended December 31,
	2010	2011	2012
Cost of revenues	$175	$307	$509
Operating expenses:
General and administrative expenses	8,091	7,611	8,972
Selling and marketing expenses	273	1,225	1,441
Research and development expenses	7	188	198

Total stock-based compensation expenses	$8,546	$9,331	$11,120

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

23. FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group measured the cash and cash equivalents at fair value on a recurring basis as of December 31, 2011 and 2012, which were classified within Level 1 of the fair value hierarchy because they were valued based on the quoted market price in an active market.

The Group did not have Level 2 investments as of December 31, 2011 and 2012.

Contingent consideration payables in connection with business acquisition was classified within Level 3 of the fair value hierarchy because the Group used unobservable inputs reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities. The Group measured the fair value of the contingent considerations considering, among other factors, forecasted financial performance of the acquired businesses.

The contingent consideration payables in Level 3 as of December 31, 2011 and 2012 were as follows:

	December 31,	Quoted Prices in Active Market for Identical Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
	2011
Contingent consideration	$4,076	$—	$—	$4,076

Total	$4,076	$—	$—	$4,076

	2012
Contingent consideration	$2,280	$—	$—	$2,280

Total	$2,280	$—	$—	$2,280

The following table summarized the movement of the balances of the Group’s contingent consideration payables in Level 3 for the year ended December 31, 2011 and 2012

Amounts
Balance as of December 31, 2010	$9,564
Initial recognition of contingent consideration in connection with acquisitions	2,238
Realized loss included in earnings	4,969
Settlement of contingent consideration of acquisitions	(3,729)
Settlement of share-based compensation liability	(62)
Settlement of conversion right feature of convertible notes	(8,904)

Balance as of December 31, 2011	$4,076
Initial recognition of contingent consideration in connection with acquisitions	2,963
Realized loss included in earnings	911
Settlement of contingent consideration of acquisitions	(2,471)
Transfers out to deferred consideration	(3,252)
Foreign exchange differences	53

Balance as of December 31, 2012	$2,280

The Group measured the fair value of the contingent considerations considering, among other factors, forecasted financial performance of the acquired businesses, market performance, and the market potential of the acquired businesses. These contingent considerations are considered Level 3 liabilities because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities.

The Group measures the return rate reset feature of the convertible notes using “with & without” valuation method. The derivative was considered a Level 3 liability because the Group used unobservable inputs, such as the estimation of the probability return rate reset occurring and appropriate discount rate, to determine the fair value of the derivatives.

The fair value of the conversion right feature of convertible notes was determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, using the Binomial option pricing model with assumptions as follows:

	For the year ended December 31,
	As of Initial Measurement Date (December 14, 2010)	As of December 31, 2010
Risk-fee rate of return	1.17%	1.20%
Expected remaining contractual life of the warrants	1.0 years	0.95 years
Volatility	42%	41%
Expected dividend yield	—	—

Measured on non-recurring basis

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities at initial recognition based on Level 3 inputs in connection with business acquisitions.

The Group measured the fair value of the purchased intangible assets using the “cost”, “income approach-excess earnings” and “with & without” valuation methods. These purchased intangible assets are considered Level 3 assets and liabilities because the Group used unobservable inputs, such as forecasted financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets/liabilities.

Noncontrolling Interest	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest

24. NONCONTROLLING INTEREST

	Jiewen	Guodian	iSoftStone Korea	Wuxi iCarnegie	iHealthStone	iSS-iSYS	SZ- Information	Total
Balance as of January 1, 2010	$—	$—	$(18)	$513	$—	$—	$—	$495
Net income (loss)	37	110	(1)	(584)	—	—	—	(438)
Capital contribution from noncontrolling shareholder of Guodian (Note 9)	—	586	—	—	—	—	—	586
Capital contribution from noncontrolling shareholder of Jiewen	242	—	—	—	—	—	—	242
Deconsolidation of Wuxi iCarnegie	—	—	—	67	—	—	—	67
Acquisition of noncontrolling interest of iSoftStone Korea (i)	—	—	15	—	—	—	—	15
Foreign currency translation adjustment	8	23	4	4	—	—	—	39

Balance as of December 31, 2010	287	719	—	—	—	—	—	1,006
Net (loss) income	(40)	225	—	—	(32)	(2)	—	151
Noncontrolling interest acquired in connection with the acquisitions of iHealthStone	—	—	—	—	(14)	—	—	(14)
Capital contribution from noncontrolling shareholder of iHealthStone	—	—	—	—	46	—	—	46
Capital contribution from noncontrolling shareholder of iSS-iSYS	—	—	—	—	—	350	—	350
Foreign currency translation adjustment	12	42	—	—	—	6	—	60

Balance as of December 31, 2011	259	986	—	—	—	354	—	1,599
Net (loss) income	(6)	123	—	—	(38)	(28)	(78)	(27)
Capital contribution from noncontrolling shareholder of SZ- Information	—	—	—	—	—	—	1,279	1,279
Acquisition of noncontrolling interest of iHealthStone (ii)	—	—	—	—	38	—	—	38
Foreign currency translation adjustment	5	10	—	—	—	3	4	22

Balance as of December 31, 2012	$258	$1,119	$—	$—	$—	$329	$1,205	$2,911

(i)	In July 2010, the Company paid $30 to acquire the noncontrolling interest in iSoftStone Korea. After the acquisition, iSoftStone Korea becomes a wholly owned subsidiary of the Company.
(ii)	In July 2012, the Company paid $9 to acquire the noncontrolling interest in iHealthStone. After the acquisition, iHealthStone becomes a wholly owned subsidiary of the Company.

Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2012
Related Party Balances and Transactions

25. RELATED PARTY BALANCES AND TRANSACTIONS

Name of the related party	Relationship with the Group
iSoftStone Technologies Co., Ltd.	Equity method investment
Wuxi iCarnegie	Equity method investment
Shenke	Equity method investment
Chengdu-Medical	Equity method investment
Dalian iCarnegie	Equity method investment
Wuxi IoT	Equity method investment
iSS-Foshan	Equity method investment
Dynomedia, Inc.	Cost method investment

Details of related party balances as of December 31, 2011 and 2012 and transactions for the years ended December 31, 2010, 2011 and 2012 are as follows:

(1)	Amounts due from related parties:

	As of December 31,
	2011	2012
iSoftStone Technologies Co., Ltd. (i)	$91	$83
Wuxi iCarnegie (ii)	1,470	2,521
Shenke	7	7
Wuxi IoT	23	156
iSS-Foshan (iii)	—	1,071

Total	$1,591	$3,838

(i)	Amount due from iSoftStone Technologies Co., Ltd. represented a loan extended to iSoftStone Technologies Co., Ltd. by the Group. The loan amount is unsecured and bearing interest at 2.5% per annum.
(ii)	Amount due from Wuxi iCarnegie as of December 31, 2012 represented an unsecured loan of $520 extended to Wuxi iCarnegie by the Group with interest of 4.86% per annum and the course and training fee of $1,707 paid by the Group on behalf of Wuxi iCarnegie, and other prepayment on behalf of Wuxi iCarnegie of $294.
(iii)	Amount due from iSS-Foshan mainly represented project receivables.

(2)	Amounts due to related parties

	As of December 31,
	2011	2012
Wuxi iCarnegie	$94	$8

(3)	Sales to related parties

	For the year ended December 31,
	2010	2011	2012
Boxin	$225	$520	$—
Wuxi iCarnegie	28	—	43
Wuxi IoT	—	23	51
Shenke	—	20	—
iSS-Foshan	—	—	1,586
Chengdu-Medical	—	—	15

Total	$253	$563	$1,695

(4)	Purchase from related parties

	For the year ended December 31,
	2010	2011	2012
Wuxi iCarnegie (i)	$357	$1,159	$292
iSoftStone Technologies Co., Ltd.	—	153	—

Total	$357	$1,312	$292

(i)	The purchase from Wuxi iCarnegie in 2012 is mainly related to subcontracting cost.

(5)	Guarantee by the related parties

As of December 31, 2011 and 2012, certain short-term loans of the Group were guaranteed by a director of the Company as described in Note 12.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

26. SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has one operating segment.

The following table summarizes the Group’s net revenues and long-lived assets in different geographic locations in U.S. dollars:

	For the year ended December 31,
	2010		2011		2012
	Net revenues(i)	Long-lived assets(ii)	Net revenues(i)	Long-lived assets(ii)	Net revenues(i)	Long-lived assets(ii)
China (Mainland, Hong Kong and Taiwan)	$110,077	$28,660	$165,525	$80,388	$243,969	$98,638
United States	53,588	16,306	71,371	18,985	86,367	17,422
Japan	20,409	226	24,328	191	23,315	159
Europe	12,742	—	21,370	—	25,048	—
Others	159	—	823	—	2,445	2,977

Total	$196,975	$45,192	$283,417	$99,564	$381,144	$119,196

(i)	Net revenues are presented by headquarters location of the Group’s clients.
(ii)	Long-lived assets are presented by the operating location of the subsidiaries of the Group.

The following table summarizes the Group’s net revenue by service lines:

	For the year ended December 31,
	2010	2011	2012
IT Services	$134,872	$195,142	$240,753
Consulting and Solution services	54,327	76,039	127,227
Business process outsourcing services	7,776	12,236	13,164

Total net revenues	$196,975	$283,417	$381,144

Commitments	12 Months Ended
Dec. 31, 2012
Commitments

27. COMMITMENTS

The Group follows the authoritative pronouncement issued by FASB regarding accounting for leases, in determining the criteria for capital leases. Leases that do not meet such criteria are classified as operating leases and related rentals are charged to expenses in the periods incurred.

Operating lease commitments

The Group has entered into operating lease agreements principally for its office spaces. These leases expire through 2022 and are renewable upon negotiation. Rental expense under operating leases was$8,309, $12,350 and $16,699 for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments under such non-cancelable leases as of December 31, 2012 are as follows:

2013	$14,359
2014	12,274
2015	10,413
2016	9,369
2017	9,178
Thereafter	56,169

$111,762

Contingencies	12 Months Ended
Dec. 31, 2012
Contingencies

28. CONTINGENCIES

Dispute with iCarnegie Inc. regarding certain licensing arrangements

In 2009, in cooperation with the Wuxi City government, the Group established the iCarnegie-iSoftStone training center (currently owned 20% by the Group). Some programs provided at the iCarnegie-iSoftStone training center in 2009 utilized the technical curriculum and professional certifications developed and maintained by iCarnegie Inc. and licensed to us pursuant to course licensing arrangements first entered into in 2009. The Group had been negotiating with iCarnegie Inc. new cooperation arrangements, which were expected to replace existing licensing arrangements which include a minimum enrollment fee requirement. In October 2012, iCarnegie Inc. submitted a demand for arbitration to the American Arbitration Association against the Group claiming approximately $5,889 that was alleged due from the Group to iCarnegie Inc. pursuant to the course licensing arrangements. As of December 31, 2012, the Group has not recorded a provision for this matter because the arbitration remains at its preliminary stage, the Group intends to vigorously defend the arbitration and the ultimate outcome of this arbitration cannot presently be determined.

Dispute with a vender regarding service fees

In July 2012, Kodak (China) Investment Company Limited Shenzhen Branch (“Kodak”) filed a request for arbitration with Beijing Arbitration Committee against the Group to claim a service fee of $900.

In September, 2012, the Group submitted the statement of defence and counterclaim to Beijing Arbitration Committee, requesting Kodak to pay $869 as compensation for damages and legal fee.

As of December 31, 2012, the Group has not recorded a provision for this matter because the arbitration and litigation remains at its preliminary stage, the Group intends to vigorously defend the arbitration and the ultimate outcome of this arbitration cannot presently be determined.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

29. SUBSEQUENT EVENTS

Completion of formation of joint venture with Huawei Technologies Co., Ltd (“Huawei”)

In September 2012, the Group entered into an agreement with Huawei to establish an entity to provided IT service in the global technology & communication industry. The total capital contributed to the entity would be $16,051 whereby the Group and Huawei will own a 75% and 25% equity interest respectively. The entity became effective on January 2013.

Payment for the acquisition of Shanghai Kangshi

In January 2013, the Group paid a consideration of $565 in cash relating to the acquisition of Shanghai Kangshi.

Payment for the acquisition of Abovenet

In March 2013, the Group paid a consideration of $554 in cash relating to the acquisition of Abovenet.

Payment for the acquisition of Adventier

In April 2013, the Group paid a consideration of $1,124 in cash relating to the acquisition of Adventier.

Additional Information-Financial Statement Schedule I Financial Information of Parent Company	12 Months Ended
Dec. 31, 2012
Additional Information-Financial Statement Schedule I Financial Information of Parent Company

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In U.S. dollars in thousands, except share and per share data)

	As of December 31,
	2011	2012
Assets
Current assets:
Cash	$12,323	$7,226
Prepaid expenses and other current assets	2,450	162
Amounts due from related parties	43,688	37,933

Total current assets	58,461	45,321

Investment in subsidiaries and VIE	241,769	288,603

Total assets	$300,230	$333,924

Liabilities
Current liabilities:
Accrued expenses and other current liabilities	$930	$1,069
Amounts due to related parties	5,435	2,278
Deferred consideration in connection with business acquisitions	103	103

Total current liabilities	6,468	3,450

Other non-current liabilities	602	401
Total liabilities	$7,070	$3,851

Equity:
iSoftStone Holdings Limited shareholders’ equity:
Ordinary shares ($0.0001 par value, 1,000,000,000 and 1,000,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 557,682,406 and 569,206,989 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	56	57
Treasury shares	(773)	(773)
Shares to be issued	1,262	1,262
Additional paid-in capital	282,134	294,909
Accumulated other comprehensive income	15,719	17,747
(Accumulated deficit) Retained earnings	(5,238)	16,871

Total equity	293,160	330,073

Total liabilities and equity	$300,230	$333,924

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share data and per share data)

	For the year ended December 31,
	2010	2011	2012
Cost of revenues	$(175)	$(307)	$(509)
Operating expenses:
General and administrative expenses	(8,581)	(9,263)	(11,491)
Selling and marketing expenses	(273)	(1,225)	(1,442)
Research and development expenses	(7)	(188)	(198)

Total operating expenses	(8,861)	(10,676)	(13,131)

Changes in fair value of contingent consideration in connection with business combination	(49)	—	—
Other operating income	—	193	1,068

Loss from operations	(9,085)	(10,790)	(12,572)

Interest income	62	430	175
Interest expense	(4,418)	(654)	—
Changes in fair value of convertible notes derivatives	(8,428)	2,832	—

Net loss before income from subsidiaries and VIE	(21,869)	(8,182)	(12,397)
Income from subsidiaries and VIE	18,687	27,027	34,506

Net (loss) income	$(3,182)	$18,845	$22,109

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(In U.S. dollars in thousands, except share and per share data)

	For the year Ended December 31,
	2010	2011	2012
Net (loss) income	$(3,182)	$18,845	$22,109
Other comprehensive income, net of tax of nil: Change in cumulative foreign currency translation adjustment	3,118	8,805	2,028

Comprehensive (loss) income	(64)	27,650	24,137

Less: comprehensive (loss) income attributed to the noncontrolling interest	—	—	—
Comprehensive (loss) income attributed to iSoftStone Holdings Limited	$(64)	$27,650	$24,137

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY

(In U.S. dollars in thousands, except share and per share data)

	Ordinary Shares		Series A convertible preference shares		Treasury shares	Shares to be issued	Additional paid-in capital	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income	Total iSoftStone Holdings Limited shareholders’ equity
	Shares	Amount	Shares	Amount	Amount
Balance as of January 1, 2010	130,902,853	$13	95,286,195	$14,150	$—	$179	$18,768	$(18,316)	$3,796	$18,590
Accretion of series B convertible redeemable preference shares	—	—	—	—	—	—	—	(2,585)	—	(2,585)
Investment by a subsidiary in parent company	—	—	—	—	(2,000)	—	—	—	—	(2,000)
Issuance of ordinary shares in a share-based compensation arrangement (Note 22)	4,500,000	1	—	—	—	—	2,705	—	—	2,706
Vesting of nonvested shares (to be issued)	—	—	—	—	—	51	(51)	—	—	—
Share-based compensation (options and nonvested shares)	—	—	—	—	—	—	4,745	—	—	4,745
Reclassification to liability in connection with modification of certain nonvested shares	—	—	—	—	—	—	(40)	—	—	(40)
Issuance of ordinary shares in connection with exercise of options	80,000	—	—	—	—	—	29	—	—	29
Transfer of ordinary shares in connection with the employment of certain employees	—	—	—	—	293	(75)	(218)	—	—	—
Sale of ordinary shares to a former employee (Note 22)	—	—	—	—	464	—	843	—	—	1,307
Issuance of ordinary shares upon IPO net of offering cost of $4,241	104,856,845	10	—	—	—	—	123,435	—	—	123,445
Conversion of convertible preference shares to ordinary shares	264,166,235	26	(95,286,195)	(14,150)	—	—	68,869	—	—	54,745
Conversion of convertible notes to ordinary shares	18,381,991	2	—	—	—	—	20,926	—	—	20,928
Settlement of contingent consideration of acquisition of MDCL (Note 3)	242,059	—	—	—	—	—	131	—	—	131

	Ordinary Shares		Series A convertible preference shares		Treasury shares	Shares to be issued	Additional paid-in capital	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income	Total iSoftStone Holdings Limited shareholders’ equity
	Shares	Amount	Shares	Amount	Amount
Issuance of ordinary shares in connection with business acquisition of Ascend (Note 3)	823,846	—	—	—	—	—	1,071	—	—	1,071
Ordinary shares to be issued in connection with business acquisition of Shanghai Kangshi (Note 3)	—	—	—	—	—	1,262	—	—	—	1,262
Ordinary shares to be issued to a consultant	—	—	—	—	—	154	—	—	—	154
Comprehensive income (loss):
Net loss	—	—	—	—	—	—	—	(3,182)	—	(3,182)
Foreign currency translation adjustment	—	—	—	—	—	—	—		3,118	3,118

Balance as of December 31, 2010	523,953,829	$52	—	$—	(1,243)	$1,571	$241,213	$(24,083)	$6,914	$224,424

	Ordinary Shares		Series A convertible preference shares		Treasury shares	Shares to be issued	Additional paid-in capital	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income	Total iSoftStone Holdings Limited shareholders’ equity
	Shares	Amount	Shares	Amount	Amount
Balance as of December 31, 2010	523,953,829	$52	—	$—	(1,243)	$1,571	$241,213	$(24,083)	$6,914	$224,424

Issuance of ordinary shares in connection with share-based compensation arrangement	665,999	—	—	—	—	—	—	—	—	—
Share-based compensation	—	—	—	—	—	—	9,322	—	—	9,322
Issuance of ordinary shares in connection with exercise of options and vesting of share units	12,178,146	1	—	—	—	—	4,247	—	—	4,248
Transfer of ordinary shares in connection with the settlement of acquisition of Jiefeng	—	—	—	—	200	(55)	(145)	—	—	—
Issuance and transfer of ordinary shares in connection with the settlement of acquisition of Kebao	—	—	—	—	270	(80)	(190)	—	—	—
Conversion of convertible notes to ordinary shares	20,406,720	2	—	—	—	—	27,235	—	—	27,237
Transfer of ordinary shares in connection with the settlement acquisition of MDCL	152,863	—	—	—	—	(20)	88	—	—	68
Issuance of ordinary shares to a consultant	324,849	1	—	—	—	(154)	364	—	—	211
Comprehensive income:
Net income	—	—	—	—	—	—	—	18,845	—	18,845
Foreign currency translation adjustment	—	—	—	—	—	—	—		8,805	8,805

Balance as of December 31, 2011	557,682,406	$56	—	—	$(773)	$1,262	$228,134	$(5,238)	$15,719	$293,160

	Ordinary Shares		Series A convertible preference shares		Treasury shares	Shares to be issued	Additional paid-in capital	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income	Total iSoftStone Holdings Limited shareholders’ equity
	Shares	Amount	Shares	Amount	Amount
Balance as of December 31, 2011	557,682,406	$56	—	$—	$(773)	$1,262	$282,134	$(5,238)	$15,719	$293,160

Share-based compensation	—	—	—	—	—	—	11,120	—	—	11,120
Issuance of ordinary shares in connection with exercise of options and vesting of share units	11,686,061	1	—	—	—	—	1,655	—	—	1,656
Repurchase of ordinary shares	(161,478)	—	—	—	—	—	—	—	—	—
Comprehensive income:
Net income	—	—	—	—	—	—	—	22,109	—	22,109
Foreign currency translation adjustment	—	—	—	—	—	—	—		2,028	2,028

Balance as of December 31, 2012	569,206,989	$57	—	$—	$(773)	$1,262	$294,909	$16,871	$17,747	$330,073

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In U.S. dollars in thousands, except share and per share data)

	For the year ended December 31,
	2010	2011	2012
Cash flows from operating activities:
Net (loss) income	$(3,182)	$18,845	$22,109
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain from investments in subsidiaries and VIE	(18,687)	(27,027)	(34,506)
Share-based compensation	8,546	9,331	11,120
Changes in fair value for contingent consideration in connection with business combination	28	—	—
Changes in fair value of convertible notes derivatives	8,428	(2,832)	—
Imputed interest expense in connection with convertible notes-interest	4,418	654	—
Changes in operating assets and liabilities:
Amounts due from related parties	(28,942)	889	5,755
Prepaid expenses and other current assets	21	173	(343)
Amounts due to related parties	2,690	2,751	(3,158)
Accrued expenses and other current liabilities	(501)	1,127	(62)

Net cash (used in) provided by operating activities	(27,181)	3,911	915

Cash flows from investing activities:
Deferred and contingent consideration paid for business acquisitions	(197)	(3,939)	—
Cash paid for investment in subsidiaries	(10,030)	(111,816)	(10,299)
Proceeds from sales of long term investment	—	—	2,413

Net cash used in investing activities	(10,227)	(115,755)	(7,886)

Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance cost of $367, nil and nil for the year ended December 31, 2010, 2011 and 2012, respectively	8,633	—	—
Proceeds from issuance of ordinary shares during IPO	127,686	—	—
Payment of offering cost in connection with the issuance of ordinary shares	(2,580)	(1,485)	—
Proceeds from exercise of options	29	4,032	1,874
Proceeds from sale of ordinary shares	445	211	—

Net cash provided by financing activities	134,213	2,758	1,874

Net increase (decrease) in cash	96,805	(109,086)	(5,097)

Cash at beginning of year	24,604	121,409	12,323
Cash at end of year	$121,409	$12,323	$7,226

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO THE FINANCIAL STATEMENTS

1. BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statement except that the Company used the equity method to account for investments in its subsidiaries and VIE.

2. INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries and VIE were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and VIE were reported as equity in earnings of subsidiaries and VIE in the accompanying parent company financial statements.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation	Basis of presentation The consolidated financial statements of the Group are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of Consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, all its wholly owned and majority owned subsidiaries and the VIE in which the Group is deemed to be the primary beneficiary. All inter-company transactions and balances have been eliminated upon consolidation.

Variable Interest Entity

Variable interest entity

In June 2009, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. The guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement.

The guidance is effective at the start of a reporting entity’s first fiscal year beginning after November 15, 2009, and all interim and annual periods thereafter. The new VIE model requires that, upon adoption, a reporting entity should determine whether an entity is a VIE, and whether the reporting entity is the VIE’s primary beneficiary, as of the date that the reporting entity first became involved with the entity, unless an event requiring reconsideration of those initial conclusions occurred after that date. When making this determination, a reporting entity must assume that guidance had been effective from the date of its first involvement with the entity. The Group adopted the guidance on January 1, 2010.

Certain of clients of the Group, primarily PRC state-owned entities, are not permitted to receive certain services from foreign owned entities. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly, iSoftStone WFOE, the Company’s wholly owned subsidiary in PRC, as a foreign invested company, is restricted from engaging in related business with these clients. The Group therefore conducts such business through its VIE, Beijing iSoftStone. iSoftStone WFOE entered into a series of agreements with Beijing iSoftStone and its shareholders in November 2005 through which iSoftStone WFOE enjoys substantially all of the risks of ownership of the VIE and controls it. The agreements comprise:

Exclusive Outsourcing Agreement: Pursuant to the exclusive outsourcing agreement between iSoftStone WFOE and Beijing iSoftStone, Beijing iSoftStone agreed to exclusively subcontract its business contracts, to the extent that subcontracting is permitted by such business contracts, to iSoftStone WFOE and pay the revenue collected under such business contracts to iSoftStone WFOE. The exclusive subcontracting agreement is currently effective and will only terminate upon written agreement by the parties.

Exclusive Technology Consulting and Management Service Agreement: Pursuant to the exclusive technology consulting and management service agreement between iSoftStone WFOE and Beijing iSoftStone, iSoftStone WFOE agreed to provide exclusive technology consulting and management service to Beijing iSoftStone for service fees equal to the revenue realizable under the business contracts of Beijing iSoftStone that are not subcontracted to iSoftStone WFOE. The exclusive technology consulting and management service agreement is currently effective and has a term of three years from its signing date and is renewable for an unlimited number of times for three years unless terminated upon written agreement by the parties.

Trademark and Software Licensing Agreement: Pursuant to the trademark and software licensing agreement between iSoftStone WFOE and Beijing iSoftStone, iSoftStone WFOE agreed to license its trademarks, software copyrights and domain names to Beijing iSoftStone on a non-exclusive basis. Beijing iSoftStone would pay licensing fees in a lump sum equal to the revenue realizable under the business contracts of Beijing iSoftStone that are not subcontracted to iSoftStone WFOE and that are not otherwise paid to iSoftStone WFOE pursuant to the aforesaid exclusive technology consulting and management service agreement. The trademark and software licensing agreement is currently effective and has a term of three years from its signing date and is renewable for an unlimited number of times for three years unless terminated upon written agreement by the parties.

Irrevocable Power of Attorney: The shareholders of Beijing iSoftStone executed an irrevocable power of attorney to appoint iSoftStone WFOE or iSoftStone WFOE’s designee as their attorney-in-fact to attend shareholders’ meeting of Beijing iSoftStone and to vote on their behalf. The power of attorney granted by the shareholders of Beijing iSoftStone remains valid until the earlier of (a) the dissolution of Beijing iSoftStone, and (b) the related shareholders ceasing to be the shareholders of Beijing iSoftStone.

Through a series of contractual arrangements, iSoftStone WFOE is the primary beneficiary of the VIE and the Company has consolidated the financial results of the VIE in its consolidated financial statements since the date of inception of Beijing iSoftStone.

The VIE generated limited net revenues from providing services to primarily PRC state-owned entities which are not permitted to receive certain services from foreign owned entities such as the Company and iSoftStone WFOE.

The following financial statements amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2011	2012
Total current assets	$126	$136

Total assets	126	136

Total current liabilities	(60)	(61)

Total liabilities	$(60)	$(61)

	Years ended December 31,
	2010	2011	2012
Net revenues	$123	$30	$9
Net loss	$(15)	$(142)	$(109)

	Years ended December 31,
	2010	2011	2012
Net cash provided by (used in) operating activities	$131	$(37)	$(2)
Net cash used in investing activities	$—	$—	$—
Net cash provided by financing activities	$—	$—	$—

No assets of the VIE are collateral for VIE’s obligations. There are no restrictions on the use of the VIE’s assets to settle the Company’s obligations. As of December 31, 2011 and 2012, none of the VIE’s liabilities have recourse to the Company.

Use of Estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses in the financial statements and accompanying notes. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, revenue recognition, income taxes, collectability of accounts receivable, impairment of goodwill, estimated useful lives and impairment of property and equipment and intangible assets, contingent consideration in relation to business combinations, share-based compensation and fair value of ordinary shares.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when purchased.

Restricted Cash

Restricted cash

Restricted cash represents the security deposits with certain Chinese banks who issue bank accepted drafts for the purpose of settlement of trading purchases with the Company’s suppliers. The restriction normally lasts for a period of three to six months.

Fair Value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial Instruments

Financial instruments

The Group’s financial instruments mainly include cash, restricted cash, accounts receivable, accounts payable, amounts due from/and to related parties, short term borrowings, long term investments, contingent consideration payable in connection with business acquisitions, warrants and convertible notes.

The carrying values of cash, restricted cash, accounts receivable, accounts payable, and amounts due from/and to related parties approximate their fair values due to short-term maturities.

The carrying amounts of short term borrowings approximate their fair values as the borrowings bear variable interest rates which approximate the market interest rate.

Long-term investments have been written down to their fair value, as discussed in Note 6.

Contingent consideration payable in connection with business acquisitions, the warrants to issue series B convertible redeemable shares and return rate reset and conversion right derivatives embedded in the convertible notes were carried at fair value.

Allowance for Doubtful Accounts

Allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business. The Group conducts credit evaluations of clients and generally do not require collateral or other security from their clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients.

Property and Equipment, Net

Property and equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	45 years
Computers and software	3 – 5 years
Furniture and office equipment	5 – 17 years
Motor vehicles	5 years
Leasehold improvements	the shorter of lease terms or the estimated useful lives

Depreciation and amortization of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.

Long Term Investments

Long term investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting shares of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Investee companies over which the Group has no ability to exercise significant influence, nor has a controlling interest are accounted for using the cost method. No significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee less than 20% are considered in determining whether the cost method of accounting is appropriate.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Business Combination

Business combination

Business combinations are recorded using the purchase method of accounting.

The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Group had estimated the fair value as of the date of acquisition before the Company’s shares became publicly traded.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date, and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Acquired Intangible Assets with Finite Lives

Acquired intangible assets with finite lives

The Group measured the fair value of the purchased intangible assets arising from acquisitions using the “cost,” “income approach-excess earnings” and “with & without” valuation method. In performing the purchase price allocation, the Group considered, among other factors, forecasted financial performance of the acquired business, market performance, and the market potential of the acquired business. These purchased intangible assets and contingent consideration are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities.

Customer base and part of software copyright is amortized using the estimated attrition pattern of the acquired intangible assets. The weighted average amortization period in total is 4.5 years. Contract backlog, non-compete agreements and trademark are amortized using the straight-line method over the following estimated economic lives:

Customer base	1.8 – 6 years
Contract backlog	0.3 – 1.3 years
Non-compete agreements	3 – 5 years
Trademark	4.4 years
Software copyright	1 – 5 years

Land Use Right

Land use right

All land in the PRC is owned by the PRC government, which, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Payment for acquiring land use right is stated at cost less accumulated amortization and any recognized impairment loss. Amortization is provided on a straight-line basis over the term of the land use right.

Impairment of Long-lived Assets with Finite Lives

Impairment of long-lived assets with finite lives

The Group evaluates its long-lived assets or asset group including intangibles with definite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows.

There were no impairment losses during the years ended December 31, 2010, 2011 and 2012.

Goodwill and Impairment of Goodwill

Goodwill and impairment of goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Group adopted this pronouncement in 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group recognized no impairment loss on goodwill in 2010, 2011 and 2012.

Research and Development Expenses

Research and development expenses

Research and development costs are expensed as incurred unless technical and commercial feasibility of the project is demonstrated, future economic benefits are probable. To date, costs incurred after technological feasibility was established and prior to completion of software development have not been material, and accordingly, the Group has expensed all research and development expenses when incurred. Research and development costs and software development costs incurred under contractual arrangements with customers are accounted for as cost of revenues.

Revenue Recognition

Revenue recognition

The Group provides a comprehensive range of IT services and solutions, categorized into three business lines: (i) IT services; (ii) Consulting and Solution services; and (iii) BPO services. The rights to software developed by the Group on behalf of its clients belong to the clients and the Group does not have the option to acquire such rights from its clients. The Group provided services on a time-and-expense basis, a fixed-price basis or, with respect to some BPO services, on a volume basis.

Revenue is considered realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

Time-and-expense basis contracts

Revenues from time-and-expense basis contracts are recognized as the related services are rendered assuming all other basic revenue recognition criteria are met. Under time-and-expense basis contracts, the Group is reimbursed for actual hours incurred at negotiated hourly billing rates. Clients may terminate the contracts at any time before the work is completed but are obligated to pay the actual service hours incurred through the termination date at the contract billing rate. Net revenues recognized for time-and-expense basis contracts totaled $79,366, $107,261 and $142,474 for the years ended December 31, 2010, 2011 and 2012, respectively.

Fixed-price basis contracts

Revenues from fixed-price basis contracts require the Group to perform services throughout the contractual period, which are generally less than two years. Revenues from this type of arrangements are generally recognized using the proportional performance method based on the proportion of direct labor costs incurred to the budgeted direct labor costs. The Group recognizes cost of revenues for labor and other costs on actual basis with no deferral of project costs. The Group believes it can reasonably estimate the service hours expected to be incurred on each project and there is no retention provisions based on the Group’s historic experience. To date, the Group has not incurred a material loss on any contracts. However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated.

Net revenues recognized for fixed-price basis contracts totaled $115,835, $172,695 and $235,877 for the years ended December 31, 2010, 2011 and 2012, respectively.

Volume basis contracts

For volume basis contracts, the Group recognizes service revenues based on the volume of the transactions processed for the clients and a pre-agreed unit price for each type of process. Net revenues recognized for volume basis contracts totaled $1,774, $3,461 and $2,793 for the years ended December 31, 2010, 2011 and 2012, respectively.

Business tax and value added taxes

The Group’s PRC subsidiaries are subject to business tax at rate of 5% and related surcharges of total revenues for certain type of contracts. Certain services contracts are exempted from business tax in accordance with the PRC tax laws. Business tax is recorded as a reduction in revenues when incurred.

In November 2011, the Ministry of Finance and the State Administration of Taxation jointly issued circulars No. 110 and No. 111 regarding the pilot collection of VAT in lieu of business tax in certain industries in Shanghai. In July 2012, China’s State Council that the VAT reform pilot program in Shanghai will be expanded to eight provinces/cities. The Ministry of Finance and the State Administration of Taxation jointly issued a circular No. 71 in July 2012 that formally sets out the timetable for, and scope of, the expanded program. Such VAT pilot program was phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Effective from January 1, 2012, Shanghai Kangshi became subject to VAT at the rate of 6%, on certain service revenues which were previously subject to business tax. From September 1 to December 31 2012, WOFE, iSoftstone Wuxi, iSoftstone Guangzhou, iSoftstone Tianjin and WX-Shanghai also became subject to the VAT at the rate of 6% on certain service revenues which were previously subject to business tax.

Value added taxes rebate revenues

The Group receives value added taxes (“VAT”) rebates from tax authority as an incentive to encourage certain high-tech industries. VAT rebates are recorded as revenue when the Group pays the relevant VAT and properly files the rebate application to tax authority when the related rebates become receivable. The Group has recorded $240, $77 and $16 of VAT rebate in revenue for the years ended December 31, 2010, 2011 and 2012, respectively. The VAT rebate revenues are classified into the relevant revenue categories.

Government subsidies

Government Subsidies

Government subsidies

Government subsidies include amounts granted by local government authorities to encourage the employment of new college graduates and other purposes. Government subsidies are recorded as receivables when the approval is obtained from the local government authorities and the Group has the right to receive the subsidies, when historically the expenses that the subsidies intended to compensate normally have incurred by the Company. Subsidies to encourage employment of new college graduates are recognized in the statement of operations as deductions to the cost of revenues and related expenses, primarily costs of revenues. Subsidies for other purposes are recognized as other operating income because the subsidies are not intended to compensate for specific expenditure. For the years ended December 31, 2010, 2011 and 2012, the Group recognized government subsidies as a reduction to costs of revenues of $6,133, $9,277 and $13,845, respectively, as a reduction to operating expenses of $1,569, $3,054 and $3,192, respectively, and as other operating income of $3,269, $1,840 and $1,110, respectively.

Operating Leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising Costs	Advertising costs Advertising costs are expensed as incurred and such expenses were minimal for the periods presented. Advertising costs have been included as part of selling and marketing expenses.
Income Taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.

Foreign Currency Translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries and VIE located in the PRC, Japan, Hong Kong, Taiwan, Korea, Canada and the United States are maintained in their local currencies, the Renminbi (“RMB”), Japanese Yen (“Yen”), Hong Kong Dollars (“HK$”), Taiwan Dollars (“NT$”), Korea Won (“WON”), Canadian Dollars (“CAD”) and U.S. Dollars (“US$”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the prevailing rates of exchange on the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB, Yen, HK$, NT$, WON and CAD translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency, based on the exchange rates quoted by the Federal Reserve Bank of New York. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of the other comprehensive income.

Comprehensive Income (Loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources and is presented in our Consolidated Statements of Comprehensive Income. Accumulated other comprehensive income (net of tax) at fiscal 2011 and fiscal 2012 year-ends are substantially comprised of accumulated foreign currency translation adjustments.

Share-based Compensation

Share-based compensation

The Group grants share options to its employees for retention and incentive purposes. The value of the share options is measured based on the fair value on the grant date. The Group recognizes compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period, which is generally the vesting period of the award in accordance with the graded vesting schedule. The amount of compensation expenses recognized for any period is not less than the portion of the fair value of the options vested during that period. The estimate of forfeiture rate is adjusted over the requisite service period to the extent that actual forfeiture rate differs, or are expected to differ, from such estimates. Changes in estimated forfeiture rate are recognized through a cumulative true-up adjustment in the period of change and will impact the amount of share-based compensation expense to be recognized in future periods.

Shares awards issued to non-employees, such as consultants, are measured at fair value at the earlier of the commitment date or the date the service is completed, and are recognized over the period the service is provided in accordance with the graded vesting schedule.

Net Income Per Share

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Group’s convertible preference shares and certain nonvested shares were participating securities, as the preference shares participated in undistributed earnings on an as-if-converted basis and certain nonvested shares were entitled to dividend right before vesting. Accordingly, the Group used the two-class method whereby undistributed net income was allocated on a pro rata basis to the ordinary, preference shares and certain nonvested shares to the extent that each class might share income for the period, whereas the undistributed net loss was allocated to ordinary shares and certain nonvested shares because preference shares were not contractually obligated to share the loss.

The Group has convertible preference shares, convertible redeemable preference shares, share options, nonvested shares, warrants, convertible notes, and potentially issuable ordinary shares whose issuance is contingent upon the satisfaction of certain conditions in connection with business acquisitions, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the convertible preference shares and convertible redeemable preference shares is computed using the as-if-converted method; the effect of the warrants and share options is computed using the treasury stock method.

Significant Risks and Uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not freely convertible into other currencies. All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to buy and sell foreign currency. The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China that are determined largely by supply and demand. The Group’s cash balances in RMB as of December 31, 2010, 2011 and 2012 were RMB350,501,290, RMB473,192,669 and RMB531,962,381 respectively.

During the periods, the Group incurred foreign currency risk mainly on sales denominated in US$, and Japanese Yen. The Group did not enter into any foreign exchange forward contracts to hedge against exchange rate fluctuations.

Concentration of Credit Risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and accounts receivable.

The Group places its cash with financial institutions with high credit ratings and quality.

The Group has relatively high concentration of revenues with certain clients. Clients accounting for 10% or more of total net revenues are as follows:

	For the year ended December 31,
	2010		2011		2012
	Amount	%	Amount	%	Amount	%
Client A	$48,670	25	$65,406	23	$98,774	26

Client B	$24,739	13	$24,907	9	$30,432	8

Clients accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
	2011		2012
	Amount	%	Amount	%
Client A	$45,131	30	$59,734	30

Contingencies

Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group but which will only be resolved when one or more future events occur or fail to occur. The Group’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Group’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Newly Adopted Accounting Pronouncements

Newly adopted accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s stockholders’ equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group has adopted this guidance on January 1, 2012 and has separately presented the consolidated statements of comprehensive income since that date.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement did not have a significant effect on the Group’s consolidated financial statements for their annual impairment test.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

Recent accounting pronouncements not yet adopted

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.

Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2012
Groups Subsidiaries and Variable Interest Entity

As of December 31, 2012, the Group’s subsidiaries and VIE were as follows:

	Later Date of Incorporation/ Acquisition	Place of Incorporation	Percentage of economic ownership
Subsidiaries
iSoftStone Information Technology (Group) Company Limited (“iSoftStone WFOE”)	November 4, 2005	PRC	100%
iSoftStone Korea Inc. (“iSoftStone Korea”)	April 20, 2006	Korea	100%
iSoftStone Japan Limited (“iSoftStone Japan”)	August 31, 2006	Japan	100%
iSoftStone Information Technology Company Limited ( “iSoftStone Tianjin”)	December 6, 2006	PRC	100%
iSoftStone Information System Service Company Limited ( “iSoftStone Wuxi”)	December 12, 2006	PRC	100%
iSoftStone Inc.	July 18, 2007	USA	100%
Tianjin Saisi Information Technology Company Limited (“Saisi”)	August 24, 2007	PRC	100%
Beijing iSoftStone Data Technology Service Company Limited (“iSoftStone Data”)	May 23, 2008	PRC	100%
iSoftStone Hong Kong Limited ( “iSoftStone HK”)	October 15, 2008	Hong Kong	100%
Guangzhou iSoftStone Information Technology Company Limited ( “iSoftStone Guangzhou”)	February 17, 2009	PRC	100%
Beijing Guodian Ruantong Technology Company Limited (“Guodian”)	December 28, 2009	PRC	87%
Nanjing iSoftStone Information Technology Company Limited (“iSoftStone Nanjing”)	June 22, 2010	PRC	100%
iSoftStone Information Technology Group (Dalian) Company Limited (“iSS-Dalian”)	July 30, 2010	PRC	100%
Hangzhou iSoftStone Information Services Company Limited ( “iSoftStone Hangzhou”)	August 16, 2010	PRC	100%
Shanghai Kangshi Information System Company Limited ( “Shanghai Kangshi”)	November 10, 2010	PRC	100%
Beijing iSoftStone Jiewen Information Technology Company Limited (“Jiewen”)	November 12, 2010	PRC	67%
iHealthStone Co., Limited (“iHealthStone”)	January 21, 2011	PRC	100%
iSoftStone Information Technology Group Chengdu Technology Company Limited (“iSS-Chengdu”)	January 21, 2011	PRC	100%
Xi’an iSoftStone Information Technology Company Limited (“TJ-Xian”)	March 23, 2011	PRC	100%
Shenzhen iSoftStone Technology Company Limited (“iSS-Shenzhen”)	April 27, 2011	PRC	100%
Zhenjiang iSoftStone Information Technology Company Limited (“WX-Zhenjiang”)	May 18, 2011	PRC	100%
iSoftStone Information Technology (Dalian) Company Limited (“iSoftStone Dalian”)	May 31, 2011	PRC	100%
Tianjin Intime Information Technology Company Limited (“Tianjin Intime”)	June 21, 2011	PRC	100%
iSoftStone Limited (“iSS-UK”)	June 24, 2011	UK	100%
iSoftStone UG (“iSS-Germany”)	June 28, 2011	Germany	100%
iSoftStone Information Technology Group (Wuhan) Company Limited (“iSS-Wuhan”)	July 13, 2011	PRC	100%

iSYS Information Technology Co., Ltd. (“iSS-iSYS”)	July 14, 2011	PRC	65%
iSoftStone Information System Service Yancheng Company Limited (“WX-Yancheng”)	September 30, 2011	PRC	100%
iSoftStone LLC (“iSS-LLC”)	November 2, 2011	USA	100%
Shenzhen iSoftStone Information Technology Company Limited (“SZ- Information”)	February 21, 2012	PRC	60%
Suzhou iSoftStone Information Technology Company Limited (“SZ-Suzhou”)	March 21, 2012	PRC	60%
Beijing Guodian Ruantong Jiangsu Technology Company Limited (“GD-Nanjing”)	April 23, 2012	PRC	87%
iSoftStone Technology Corporation (“iSoftStone-Canada”)	June 15, 2012	Canada	100%
Abovenet International Inc. (“Abovenet”)	June 23, 2012	Canada	100%
Liaoyuan iSoftStone Information Technology Company Limited (“DL WFOE-Liaoyuan”)	June 27, 2012	PRC	100%
Shanghai iSoftStone Industrial Company Limited (“WX-Shanghai”)	June 29, 2012	PRC	100%
iSoftStone Technology Service Company Limited (“iSST”)	September 7, 2012	PRC	100%
Tianjin iSoftStone Technology Service Company Limited (“iSST-Tianjin”)	September 26, 2012	PRC	100%
Nanjing iSoftStone Technology Service Company Limited (“iSST-Nanjing”)	September 27, 2012	PRC	100%
iSoftStone Technology Service Wuxi Company Limited (“iSST-Wuxi”)	September 29, 2012	PRC	100%
Xi’an iSoftStone Technology Service Company Limited (“iSST-Xi’an”)	October 15, 2012	PRC	100%
Foshan iSoftStone Information Technology Company Limited (“GZ-Foshan”)	October 29, 2012	PRC	100%
iSoftStone Technology Development (Yancheng) Company Limited (“iSoftStone-Yancheng”)	November 12, 2012	PRC	100%

Variable Interest Entity
Beijing iSoftStone Technologies Limited ( “Beijing iSoftStone”)	November 18, 2005	PRC	100%

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Financial Statements Amounts and Balances of Variable Interest Entity Included in Accompanying Consolidated Financial Statements

The following financial statements amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2011	2012
Total current assets	$126	$136

Total assets	126	136

Total current liabilities	(60)	(61)

Total liabilities	$(60)	$(61)

	Years ended December 31,
	2010	2011	2012
Net revenues	$123	$30	$9
Net loss	$(15)	$(142)	$(109)

	Years ended December 31,
	2010	2011	2012
Net cash provided by (used in) operating activities	$131	$(37)	$(2)
Net cash used in investing activities	$—	$—	$—
Net cash provided by financing activities	$—	$—	$—

Estimated Useful Lives of Property and Equipment

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	45 years
Computers and software	3 – 5 years
Furniture and office equipment	5 – 17 years
Motor vehicles	5 years
Leasehold improvements	the shorter of lease terms or the estimated useful lives

Estimated Economic Lives of Acquired Intangible Assets with Finite Lives

Contract backlog, non-compete agreements and trademark are amortized using the straight-line method over the following estimated economic lives:

Customer base	1.8 – 6 years
Contract backlog	0.3 – 1.3 years
Non-compete agreements	3 – 5 years
Trademark	4.4 years
Software copyright	1 – 5 years

Clients Accounting for Ten Percent or More of Total Net Revenues

Clients accounting for 10% or more of total net revenues are as follows:

	For the year ended December 31,
	2010		2011		2012
	Amount	%	Amount	%	Amount	%
Client A	$48,670	25	$65,406	23	$98,774	26

Client B	$24,739	13	$24,907	9	$30,432	8

Clients Accounting For Ten Percent or More of Accounts Receivable	Clients accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
	2011		2012
	Amount	%	Amount	%
Client A	$45,131	30	$59,734	30

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Wuxi Huayang
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction, based on the initial consideration, was determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Intangible assets acquired:
Customer base	$213	3.5 years
Contract backlog	74	1.3 years
Non-compete agreement	15	5 years
Goodwill	401
Deferred tax liabilities	(36)
Noncontrolling interest	112

Total consideration	$779

Star
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Non-current assets	$256
Intangible assets acquired:
Customer base	254	3 years
Contract backlog	13	0.5 years
Non-compete agreements	15	5 years
Goodwill	1,083
Deferred tax liabilities	(25)

Total consideration	$1,596

MDCL
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Current assets	$1,199
Intangible assets acquired:
Customer base	78	3 years
Contract backlog	42	1 year
Non-compete agreements	7	4 years
Deferred tax liabilities	(11)
Gain on bargain purchase	(66)

Total consideration	$1,249

Ascend
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$312
Current assets	1,675
Current liabilities	(1,344)
Non-current assets	74
Intangible assets acquired:
Customer base	854	4.3 years
Contract backlog	190	0.3 years
Trademark	4	4.4 years
Goodwill	1,801
Deferred tax liabilities	(377)

Total consideration	$3,189

Considerations in Relation to Acquisition of Business

The share consideration and the contingent consideration were valued at $951 and $310, respectively, by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$1,928
Value of ordinary shares	951
Contingent consideration	310

Total consideration	$3,189

Shanghai Kangshi
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$929
Current assets	1,151
Current liabilities	(443)
Non-current assets	35
Intangible assets acquired:
Customer base	1,970	3.2 – 5.2 years
Contract backlog	318	0.9 years
Non-compete agreement	155	5.0 years
Goodwill	3,597
Deferred tax liabilities	(366)

Total consideration	$7,346

Considerations in Relation to Acquisition of Business

The contingent share consideration was valued by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$6,373
Value of ordinary shares	1,198
Contingent receivable	(225)

Total consideration	$7,346

Adventier
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$675
Current assets	1,163
Current liabilities	(1,838)
Intangible assets acquired:
Customer base	1,080	3.4 years
Contract backlog	690	0.5 years
Trademark	330	4.5 years
Goodwill	4,287
Deferred tax liabilities	(756)

Total consideration	$5,631

Considerations in Relation to Acquisition of Business

The contingent consideration was estimated to be $2,076 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$3,555
Contingent consideration	2,076

Total consideration	$5,631

Jiangchen
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Intangible assets acquired:
Customer base	$1,572	6.0 years
Contract backlog	302	1.25 years
Non-compete agreement	32	3.0 years
Non-current assets	63
Goodwill	1,536
Deferred tax liabilities	(304)

Total consideration	$3,201

Considerations in Relation to Acquisition of Business

The contingent consideration was estimated to be $1,811 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$1,390
Contingent consideration	1,811

Total consideration	$3,201

Abovenet
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$278
Current assets	440
Current liabilities	(439)
Intangible assets acquired:
Customer base	550	5.5 years
Contract backlog	128	0.5 years
Non-compete agreement	265	5.0 years
Non-current asset	4
Goodwill	714
Deferred tax liabilities	(104)

Total consideration	$1,836

Considerations in Relation to Acquisition of Business

The contingent consideration was estimated to be $907 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$929
Contingent consideration	907

Total consideration	$1,836

Pro Forma Information of Acquisitions
Pro Forma Information that Summarizes Results of Operations

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the year ended December 31,
	2009	2010
	(Unaudited)	(Unaudited)
Pro forma net revenue	$145,729	$204,054
Pro forma net loss attributable to ordinary shareholders of iSoftStone Holdings Limited	$(729)	$(7,479)
Pro forma net loss per ordinary share—basic	$(0.01)	$(0.05)
Pro forma net loss per ordinary share—diluted	$(0.01)	$(0.05)

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2010 and 2011 assuming that the acquisition of Adventier and other insignificant acquistions which were completed in 2011, occurred as of January 1, 2010 and 2011, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the year ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)
Pro forma net revenue	$199,407	$286,974
Pro forma net income (loss) attributable to ordinary shareholders of iSoftStone Holdings Limited	$(3,145)	$19,704
Pro forma net income (loss) per ordinary share—basic	$(0.02)	$0.04
Pro forma net income (loss) per ordinary share—diluted	$(0.02)	$0.03

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2011 and 2012 assuming that the acquisitions of Abovenet and Jiangchen which were completed in 2012, occurred as of January 1, 2011 and 2012, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the year ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Pro forma net revenue	$287,300	$382,435
Pro forma net income attributable to ordinary shareholders of iSoftStone Holdings Limited	$19,113	$21,959
Pro forma net income per ordinary share—basic	$0.03	$0.04
Pro forma net income per ordinary share—diluted	$0.03	$0.04

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable

Accounts receivable consisted of the following:

	As of December 31,
	2011	2012
Billed accounts receivable	$52,119	$52,334
Unbilled accounts receivable	104,763	151,521
Less: Allowance for doubtful accounts	(4,219)	(1,653)

Total accounts receivable	$152,663	$202,202

Analysis of Allowance for Doubtful Accounts

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,
	2010	2011	2012
Balance at beginning of year	$423	$2,320	$4,219
Charge to expenses	2,515	2,438	209
Write-offs	(688)	(727)	(2,769)
Exchange rate differences	70	188	(6)

Balance at end of year	$2,320	$4,219	$1,653

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets

	As of December, 31
	2011	2012
Contracts in progress (i)	$7,267	$5,815
Government subsidies receivable (ii)	1,841	1,205
Advance to employees (iii)	1,718	1,100
Advance to suppliers	873	870
Rental deposits	1,305	907
Prepaid rental and renovation & other prepaid expenses (iv)	342	2,107
Receivable from MDCL (v)	2,409	—
Other operating receivable	1,774	867
Others	1,465	1,148

Total	$18,994	$14,019

(i)	Contracts in progress comprise:

Deposits paid by the Group to certain clients to guarantee fulfillment of the terms of contracts which will be returned when the contract terms are fulfilled and deferred contract costs representing contract costs incurred in advance of revenue recognition arising from:

•	hardware or software purchased and delivered to the customers prior to services being provided and revenue recognized.
•

direct and incremental staff costs in respect of one BPO contract to hire and train its service delivery personnel according to the customer’s requirements prior the delivery of the billable services, and such deferred costs will be recognized over the billable service period.

•	the cost of providing services as requested by certain significant and recurring customers in advance of a formal works contract or purchase order being received.
(ii)	Government subsidies receivable represented employment incentive subsidies that are recorded when the approval is obtained from the local government authorities and the Group has the right to receive the subsidies. The balance as of December 31, 2012 was subsequently received by February 2013.
(iii)	Advances to employees represented cash advances to employees for business operations and are recognized as operating expenses when incurred.
(iv)	Prepaid rental and renovation mainly represented renovation cost for office buildings.
(v)	In April 2011, the Group entered into an agreement to acquire 19.9% equity interest in MDCL and paid $2,409 as part of the consideration in June 2011. The Group terminated the agreement subsequently in 2011 and collected $2,409 from MDCL in 2012.

Long Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Investments

	As of December 31,
	2011	2012
Equity method:
iSoftStone Technologies Co., Ltd. (i)	$32	$36
Hubei Shenke Information Technology Company Limited (ii)	41	10
Chengdu Medicine & Health Network Management Company Limited (iii)	7,690	5,909
Dalian iSoftStone iCarnegie Information Technology Company Limited (iv)	30	17
Wuxi iSoftStone IoT Innovation Application Technology Company Limited (v)	28	—
Guangdong IoT iSoftStone Information Technology Company Limited (vi)	—	1,175
JT Information Services Company Limited (vii)	—	102
Wuxi iCarnegie Enterprise Management Company Limited and its subsidiary, Wuxi iCarnegie Training School (viii)	—	—
Cost method:
Dynomedia, Inc. (ix)	1,530	1,530

Total	$9,351	$8,779

(i)	In August 2006, iSoftStone Japan and other third party investors set up iSoftStone Technologies Co., Ltd., a Japan-based company providing IT outsourcing services to multinational financial institutions, with a total cash capital contribution of $100. iSoftStone Japan holds 32.25% interest in iSoftStone Technologies Co., Ltd., and accounts for the investment using equity method. The Group recognized share of loss in iSoftStone Technologies Co., Ltd. of $9, $3 and $14 during the years ended December 31, 2010, 2011 and 2012, respectively.
(ii)	In June 2010, iSoftStone Tianjin invested $18 in Hubei Shenke Information Technology Company Limited (“Shenke”) for a 20% equity interest with other three shareholders. In May 2011, the Group injected additional capital of $48 to Shenke. In August 2012, Shenke reduced its registered capital and one of the other three shareholders quitted from the company, and as a result the percentage of equity interest held by iSoftStone Tianjin increased to 23.08%. As the Group has the ability to exercise significant influence over the operating and financial decisions of Shenke, the Group has adopted the equity method to account for its investment in Shenke. The Group recognized share of loss in Shenke of $4, $21 and $31 during the year ended December 31, 2010, 2011and 2012, respectively.
(iii)	In September 2011, iSoftStone WOFE and Chengdu Investment Holding Group Ltd., a government investment group, jointly established Chengdu Medicine & Health Network Management Company Limited (“Chengdu-Medical”) in Chengdu to design, build, and operate a healthcare data exchange network. The Group invested $7,785 to hold 49% of the equity of Chengdu-Medical and accounts for the investment using equity method. In January 2012, the Group transferred 9.8% of its equity interest in Chengdu-Medical to an unrelated Chengdu company, for an exchange of certain intellectual property rights relating to cloud computing. After the completion of the exchange, the Group holds 39.2% equity interest in Chengdu-Medical. The Group recognized share of loss of $95 and $303 during the year ended December 31, 2011 and 2012, respectively.
(iv)	In October 2011, iSoftStone Dalian invested $32 to hold 20% of equity interest in setting up Dalian iSoftStone iCarnegie Information Technology Company Limited (“Dalian iCarnegie”) with other third party investors. The Group adopted equity method to account for the investment and recognized share of loss of $2 and $13 during the year ended December 31, 2011 and 2012, respectively.
(v)	In January 2011, iSoftStone Wuxi and other third party investors set up Wuxi iSoftStone IoT Innovation Application Technology Company Limited (“Wuxi IoT”), in which the Group invested $79 to hold 20% equity interest. As the Group has the ability to exercise significant influence over the operating and financial decisions, equity method is used to account for the investment. During the year ended December 31, 2011 and 2012, the Group recognized share of loss in Wuxi IoT of $51 and $28, respectively.
(vi)	In September 2012, iSoftStone WOFE and another two third party investors established Guangdong IoT iSoftStone Information Technology Company Limited (“iSS-Foshan”). The Group invested $1,429 to hold 49% of the equity of iSS-Foshan. As the Group has the ability to exercise significant influence over the operating and financial decisions, equity method is used to account for the investment. During the year ended December 31 2012, the Group recognized share of loss in iSS-Foshan at $200.
(vii)	In November 2012, iSoftStone HK invested $103 in JT Information Services Company Limited (“HK-JT”) for a 46% equity interest. As the Group has the ability to exercise significant influence over the operating and financial decisions of HK-JT, the Group has adopted the equity method to account for its investment in HK-JT. The Group recognized share of loss in HK-JT of $1 during the year ended December 31 2012.
(viii)	In August 2010, iSoftStone Wuxi sold 45% of its equity interest in Wuxi iCarnegie Enterprise Management Company Limited and its subsidiary, Wuxi iCarnegie Training School (“Wuxi iCarnegie”) to a third party investor at a cash consideration of $664. After the completion of the sale, the Group holds 20% equity interest in Wuxi iCarnegie. As a result, the Group has deconsolidated Wuxi iCarnegie from the date of disposal. As the Group continues to have the ability to exercise significant influence over the operating and financial decisions of Wuxi iCarnegie, the Group has adopted the equity method to account for its investment in Wuxi iCarnegie. The gain on deconsolidation of Wuxi iCarnegie is computed as follows:

Amounts
Fair value of consideration received (cash proceeds)	$664
Fair value of retained noncontrolling interest in Wuxi iCarnegie	288
Carrying value of noncontrolling interest in Wuxi iCarnegie	(67)
Carrying value of Wuxi iCarnegie at the date of disposal	194

Gain on deconsolidation of Wuxi iCarnegie	$1,079

The initial carrying amount the equity method investment as of the date of deconsolidation was $288. From the date of deconsolidation to December 31, 2010, the Group recognized share of loss in Wuxi iCarnegie at $202, together with the impact of exchange loss amount of $4, resulted in a carrying amount of $82 as of December 31, 2010. In April 2011, the Group injected additional capital of $311 to Wuxi iCarnegie. During the year ended December 31, 2011 and 2012, the Group recognized share of loss in Wuxi iCarnegie of $393 and nil, respectively.
(ix)	In June 2011, iSoftStone Holding invested a total of $1,530 to acquire 23.4% of total equity in the form of series B preferred shares of Dynomedia to expand its service lines to e-Publishing market for both domestic Chinese and global clients. The Group determined and applied the cost method to account for the investment as the investment in preferred shares is not in-substance common stock.

Summarized Financial Information of Equity Method Investments

The summarized financial information of the equity method investments as shown in their financial statements as of and for the years ended December 31 was as follows:

	As of December 31,
	2011	2012
Total assets	$21,407	$29,154
Total liabilities	$(7,306)	$(14,450)

	For the year ended December 31,
	2010	2011	2012
Net revenues	$2,023	$6,160	$1,623
Gross profits	$82	$1,354	$1,439
Net loss	$(1,087)	$(2,660)	$(3,413)

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net

	As of December 31,
	2011	2012
Buildings	$32,178	$32,507
Computers and software	21,426	30,140
Furniture and office equipment	5,087	6,853
Leasehold improvements	15,089	24,225
Motor vehicles	309	454

	74,089	94,179
Less: Accumulated depreciation and amortization	(18,298)	(26,411)

Property and equipment, net	$55,791	$67,768

Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2012
Land Use Rights, Net

	As of December 31,
	2011	2012
Land use rights	$3,273	$3,306
Less: accumulated amortization	(30)	(102)
Exchange differences	(1)	(2)

Land use rights, net	$3,242	$3,202

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets and Their Accumulated Amortization

The intangible assets and their accumulated amortization were as follows:

	As of December 31,
	2011	2012
Intangible assets subject to amortization:
Customer base	$12,156	$14,360
Contract backlog	1,942	2,462
Non-compete agreements	738	1,158
Software copyright	925	2,552
Trademark	4	4

	15,765	20,536

Less: Accumulated amortization
Customer base	(8,688)	(10,864)
Contract backlog	(1,827)	(2,319)
Non-compete agreements	(205)	(398)
Software copyright	(356)	(1,008)
Trademark	(1)	(2)

	(11,077)	(14,591)

Intangible assets, net	$4,688	$5,945

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill by Reporting Units

The changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2010, 2011 and 2012, consisted of the following:

	China	Japan	U.S. and Canada	Total
Balance, as of January 1, 2011	$8,835	$195	$10,341	$19,371
Acquisition of iHealthStone (Note 3)	451	—	—	451
Acquisition of Adventier (Note 3)	—	—	4,287	4,287
Settlement of contingent consideration for the acquisition of Wuxi Huayang (Note 3)	45	—	—	45
Foreign exchange differences	434	9	—	443

Balance, as of December 31, 2011	$9,765	$204	$14,628	$24,597
Acquisition of Abovenet (Note 3)	—	—	714	714
Acquisition of Jiangchen (Note 3)	1,536	—	—	1,536
Foreign exchange differences	116	2	18	136

Balance, as of December 31, 2012	$11,417	$206	$15,360	$26,983

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

	As of December 31,
	2011	2012
Employee payroll and welfare payable	$16,686	$18,931
Other taxes payable (i)	2,344	4,036
Accrued reimbursable operating costs (ii)	3,185	3,951
Accrued rental	1,677	1,192
Accrued professional fee	1,760	2,694
Payable for purchase of property and equipment	2,680	831
Other payable	3,040	1,204

Total	$31,372	$32,839

(i):	Other taxes payable included payable of VAT, business tax, and withholding individual income tax.
(ii):	Accrued reimbursable operating costs represent the outstanding amounts claimed by employees for business operations.

Short Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short Term Borrowings

	As of December 31,
	2011	2012
Bank borrowings	$15,094	$54,012

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Current and Deferred Components of Income Tax (Benefit) Expense

The current and deferred components of income tax (benefit) expense were as follows:

	For the year ended December 31,
	2010	2011	2012
Current
—PRC	$289	$808	$3,865
—Others	174	1,151	1,112

—Total current income taxes	463	1,959	4,977

Deferred
—PRC	(349)	(983)	(122)
—Others	(402)	(657)	(485)

—Total deferred income taxes	(751)	(1,640)	(607)

Total income tax (benefit) expense	$(288)	$319	$4,370

Principal Components of Group's Deferred Income Tax Assets and Liabilities

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	As of December 31,
	2011	2012
Current deferred tax assets:
Accrued payroll	$2,666	$1,881
Provision for doubtful accounts	630	246
Net operating loss carry forwards	482	—
Less: Valuation allowance	(1,311)	(212)

Current deferred tax assets, net	2,467	1,915

Non-current deferred tax asset:
Net operating loss carry forwards	4,141	2,537
Less: Valuation allowance	(4,141)	(2,011)

Non-current deferred tax asset, net	—	526

Non-current deferred tax liabilities:
Intangible assets acquired	(1,158)	(937)

Net deferred tax liabilities, net	$(1,158)	$(937)

Reconciliation Between Statutory Peoples Republic of China Enterprise Income Tax Rate to Effective Tax Rate

Reconciliation between the statutory PRC enterprise income tax rate of 25% to the effective tax rate is as follows:

	For the year ended December 31,
	2010	2011	2012
(Loss) income before provision of income tax	$(3,663)	$19,880	$27,089
Statutory tax rate in the PRC	25%	25%	25%
Income tax (benefit) expense at statutory tax rate	$(916)	$4,970	$6,772
Effect of income tax rate differences in jurisdictions other than the PRC	826	1,944	861
Effect of tax holidays and preferential tax rates	(6,466)	(10,603)	(2,619)
Permanent differences:
Research and development expenses super deduction	(144)	(112)	(362)
Shared-based compensation	2,136	2,333	2,780
Changes in fair value of convertible notes	2,107	(708)	—
Others	192	323	167
Changes in valuation allowances	1,977	2,172	(3,229)

Income tax (benefit) expense	$(288)	$319	$4,370

Provisions for Income Taxes and Net Income Per Share If Tax Holidays Including Tax Exemption and Preferential Tax Rates Granted Were Not Available

If the tax holidays including tax exemption and preferential tax rates granted to iSoftStone WFOE, iSoftStone Tianjin, iSoftStone Wuxi, iSoftStone Guangzhou, Guodian and Shanghai Kangshi were not available, provisions for income taxes and net income per share would have been as follows:

	For the year ended December 31,
	2010	2011	2012
Provision for income taxes expense	$6,178	$10,726	$6,989
Net (loss) income per share — basic	$(0.07)	$0.01	$0.03
Net (loss) income per share — diluted	$(0.07)	$0.01	$0.03

Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Calculation of Earnings Per Share

The calculation of the earnings per share is as follows:

	For the year ended December 31,
	2010	2011		2012
Net (loss) income attributable to iSoftStone shareholders	$(3,182)	$18,845		$22,109

Less: Net (loss) income allocated to other participating securities:
Deemed dividend on series A convertible preference shares	(1,086)	N/A		N/A

Net loss allocated to series A convertible preference shares	(1,086)	N/A		N/A

Accretion on series B convertible redeemable preference shares	(2,585)	N/A		N/A

Net loss allocated to series B convertible redeemable preference shares	(2,585)	N/A		N/A

Net (loss) income attributable to iSoftStone shareholders allocated for computing net income per ordinary share-basic and diluted	$(6,853)	$18,845		$22,109

Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic (i)	149,341,325	547,143,620		564,069,512

Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	149,341,325 (ii)	592,082,213	(ii)	582,402,472	(ii)

Net (loss) income per ordinary share-basic	$(0.05)	$0.03		$0.04

Net (loss) income per ordinary share-diluted	$(0.05)	$0.03		$0.04

(i)	The calculation of weighted average number of shares used in computing basic net income per ordinary share included certain shares to be issued unconditionally. For year 2010, such shares included 500,000 ordinary shares to be issued unconditionally in connection with a 2006 acquisition, a weighted average number of 45,188 ordinary shares to be issued in connection with a 2010 acquisition and a weighted average number of 1,325,715 vested nonvested shares to be issued unconditionally (see Note 22). For year 2011, such shares included a weighted average number of 467,369 vested nonvested shares issued in 2011 and a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22). For year 2012, such shares included a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22).
(ii)	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities.

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Share Options Granted

The following table summarizes information regarding the share options granted:

Grant date	Options granted	Exercise price per option		Intrinsic value per option at the grant dates
December 15, 2006	11,116,500	$0.3		$—
April 1, 2007	8,445,500	0.3		—
April 1, 2008	11,382,303	0.3		—
December 20, 2008	9,131,962	0.3		—
September 1, 2009	590,000	0.5		—
December 23, 2009	26,160,702	0.5		—
August 1, 2010	16,347,380	0.65		—
September 15, 2010	4,932,835	0.65		0.48
November 19, 2010	400,000	1.24		—
April 29, 2011	492,500	0.43	(i)	—
June 27, 2011	9,218,172	0.43	(i)	—
June 27, 2011	1,125	0.3		1.06
October 7, 2011	500,000	0.65		—
November 11, 2011	400,000	0.43	(i)	—
November 22, 2011	90,000	0.43	(i)	—
December 31, 2011	50,000	0.5		0.38
December 13, 2012	7,642,000	0.41		—

Total	106,900,979

(i)	On December 13, 2012, the Group’s Compensation Committee approved to amend the terms of the exercise price for options previously granted. The exercise price was set at $0.43 which was the greater of (i) the per-share closing price of the Company’s ordinary shares on December 13, 2012 or (ii) the average of the per-share closing prices over the period of 30 trading days ended on December 13, 2012.

Share Options Activity

	2010		2011			2012
	Number of options	Weighted average exercise price per option	Number of options	Weighted average exercise price per option		Number of options	Weighted average exercise price per option
Outstanding at beginning of year	66,120,217	$0.4	84,974,660	$0.5		80,477,703	$0.5	(ii)
Granted	21,680,215	0.7	10,751,797	1.3		7,642,000	0.4
Exercised	(80,000)	0.4	(12,078,146)	0.3		(4,882,420)	0.3
Forfeited	(2,745,772)	0.4	(2,948,108)	0.5		(1,852,450)	0.7
Modified(i)	—	—	(222,500)	2.0		—	—

Outstanding at end of year	84,974,660	$0.5	80,477,703	$0.6	(ii)	81,384,833	$0.5

Vested and expect to vest			76,624,160			78,510,449

(i)	On November 15, 2011, 222,500 share options granted to certain employees on April 29, 2011 were modified to restricted share units. The incremental cost is $0.67 per share.
(ii)	On December 13, 2012, the Group’s Compensation Committee approved to amend the terms of the exercise price for options previously granted in 2011, and as a result, the weighted average exercise price per option was recalculated as $0.5 as of December 31, 2011, compared to $0.6 before the remeasurement.

Summary of Share Options Outstanding

The following table summarizes information with respect to share options outstanding as of December 31, 2012:

	Options outstanding				Options exercisable
	Number outstanding	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2012	Number exercisable	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2012
December 15, 2006	6,529,500	4.00	$0.30	$823	6,529,500	4.00	$0.30	$823
April 1, 2007	6,246,270	4.33	0.30	787	6,246,270	4.33	0.30	787
April 1, 2008	7,194,000	5.33	0.30	906	7,194,000	5.33	0.30	906
December 20, 2008	3,381,250	6.00	0.30	426	3,381,250	6.00	0.30	426
September 1, 2009	537,500	6.75	0.50	—	430,000	6.75	0.50	—
December 23, 2009	21,307,727	7.00	0.50	—	16,391,357	7.00	0.50	—
August 1, 2010	13,802,998	7.75	0.65	—	8,467,514	7.75	0.65	—
September 15, 2010	4,932,835	7.75	0.65	—	2,959,701	7.75	0.65	—
November 19, 2010	400,000	7.88	1.24	—	200,000	7.88	1.24	—
April 29, 2011	200,000	8.33	0.43	—	83,333	8.33	0.43	—
June 27, 2011	8,240,753	8.49	0.43	—	3,090,282	8.49	0.43	—
October 7, 2011	500,000	8.77	0.65	—	500,000	8.77	0.65	—
November 11, 2011	400,000	8.84	0.43	—	108,333	8.84	0.43	—
November 22, 2011	70,000	8.89	0.43	—	20,093	8.89	0.43	—
December 13, 2012	7,642,000	9.95	0.41	145	—	9.95	0.41	—

	81,384,833			$3,087	55,601,634			$2,942

Range of Fair Value of Options as of Their Respective Grant Dates	The range of fair value of the options as of their respective grant dates is as follows:

	For the year ended December 31,
	2010	2011	2012
Options	$0.36 – 0.76	$0.43 – 1.18	$0.19

Black-Scholes Option Pricing Model Used in Estimation of Fair Value of Option

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended December 31,
	2010	2011	2012
Risk-free interest rate of return	1.94%	1.09% – 1.43%	0.89%
Expected term	5.3 – 10 years	5 – 10 years	6.1 years
Volatility	57.0% – 61.2%	55.3% – 58.9%	57.4%
Dividend yield	—	—	—

Summary of Nonvested Shares Granted

The following table summarizes information regarding the nonvested shares granted:

Average nonvested ordinary shares granted
Outstanding at January 1, 2010	425,447
Modification to certain share-based compensation arrangement(i)	(143,822)
Vested	(281,625)

Outstanding at December 31, 2010 , 2011 and 2012	—

(i)	At the time of the acquisition of MDCL in March 2009, the Group entered into arrangements with certain selling shareholders in MDCL who became employees whereby such employees were to receive 180,031 shares which vested at the end of a service period of 24 months from the date of the acquisition.

In April 2010, the Group entered into revised agreements with those employees to modify the previous terms of the award. Under the terms of the modification:

•

36,209 shares vested immediately and $8 unrecognized share-based compensation expense was immediately recognized as of the modification date, the 36,209 shares were issued by using treasury shares in 2011;

•

the Group replaced the remaining fixed number of unvested shares with an obligation to issue a variable number of ordinary shares at the end of the 24 month service period. The variable number of shares is to be determined by dividing $68 by the fair value of the ordinary shares upon the vesting date. This resulted in the award being reclassified from an equity award into a liability award under which the fair value of the award is remeasured at each reporting date. As a result, $40 previously recorded share-based compensation within equity was re-classified as a liability on the date of modification and remeasured at each period end by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm. As of December 31, 2010, the share-based compensation liability was carried at $62. In 2011, the shares related to acquisition of MDCL were determined to be 152,863 shares and were issued in August 2011.

Summary of Share Units Granted

The following table summarizes information regarding the share units granted:

	2011		2012
	Number of share units	Weighted average grant date fair value	Number of share units	Weighted average grant date fair value
Outstanding at beginning of year	—	$—	8,149,498	$1.01
Granted	8,157,581	1.01	10,280,840	0.55
Vested	(100,000)	1.54	(6,803,641)	0.98
Forfeited	(130,583)	1.10	(531,641)	0.95
Modified	222,500	1.06	—	—

Outstanding at end of year	8,149,498	1.01	11,095,056	0.61

Expect to vest at end of year	7,444,097		10,635,646

Summary of Restricted Share Granted

The following table summarizes information regarding the restricted share granted:

	2011		2012
	Number of share	Weighted average grant date fair value	Number of share	Weighted average grant date fair value
Outstanding at beginning of year	—	$—	665,999	$1.98
Granted	665,999	1.98	—	—
Forfeited	—	—	(206,893)	1.98
Vested	—	—	(163,870)	1.98

Outstanding at end of year	665,999	1.98	295,236	1.98

Expect to vest at end of year	586,079		259,808

Stock-Based Compensation Expense Related to Stock Options and Stock Units

Stock-based compensation expense related to the stock options and stock units are as follows:

	For the year ended December 31,
	2010	2011	2012
Cost of revenues	$175	$307	$509
Operating expenses:
General and administrative expenses	8,091	7,611	8,972
Selling and marketing expenses	273	1,225	1,441
Research and development expenses	7	188	198

Total stock-based compensation expenses	$8,546	$9,331	$11,120

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Contingent Consideration Payables

The contingent consideration payables in Level 3 as of December 31, 2011 and 2012 were as follows:

	December 31,	Quoted Prices in Active Market for Identical Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
	2011
Contingent consideration	$4,076	$—	$—	$4,076

Total	$4,076	$—	$—	$4,076

	2012
Contingent consideration	$2,280	$—	$—	$2,280

Total	$2,280	$—	$—	$2,280

Movement of Balances of Group's Contingent Consideration Payables in Level 3

The following table summarized the movement of the balances of the Group’s contingent consideration payables in Level 3 for the year ended December 31, 2011 and 2012

Amounts
Balance as of December 31, 2010	$9,564
Initial recognition of contingent consideration in connection with acquisitions	2,238
Realized loss included in earnings	4,969
Settlement of contingent consideration of acquisitions	(3,729)
Settlement of share-based compensation liability	(62)
Settlement of conversion right feature of convertible notes	(8,904)

Balance as of December 31, 2011	$4,076
Initial recognition of contingent consideration in connection with acquisitions	2,963
Realized loss included in earnings	911
Settlement of contingent consideration of acquisitions	(2,471)
Transfers out to deferred consideration	(3,252)
Foreign exchange differences	53

Balance as of December 31, 2012	$2,280

Assumptions Used to Value Fair Value of Conversion Right Feature of Convertible Notes Using Binomial Option Pricing Model

The fair value of the conversion right feature of convertible notes was determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, using the Binomial option pricing model with assumptions as follows:

	For the year ended December 31,
	As of Initial Measurement Date (December 14, 2010)	As of December 31, 2010
Risk-fee rate of return	1.17%	1.20%
Expected remaining contractual life of the warrants	1.0 years	0.95 years
Volatility	42%	41%
Expected dividend yield	—	—

Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest

NONCONTROLLING INTEREST

	Jiewen	Guodian	iSoftStone Korea	Wuxi iCarnegie	iHealthStone	iSS-iSYS	SZ- Information	Total
Balance as of January 1, 2010	$—	$—	$(18)	$513	$—	$—	$—	$495
Net income (loss)	37	110	(1)	(584)	—	—	—	(438)
Capital contribution from noncontrolling shareholder of Guodian (Note 9)	—	586	—	—	—	—	—	586
Capital contribution from noncontrolling shareholder of Jiewen	242	—	—	—	—	—	—	242
Deconsolidation of Wuxi iCarnegie	—	—	—	67	—	—	—	67
Acquisition of noncontrolling interest of iSoftStone Korea (i)	—	—	15	—	—	—	—	15
Foreign currency translation adjustment	8	23	4	4	—	—	—	39

Balance as of December 31, 2010	287	719	—	—	—	—	—	1,006
Net (loss) income	(40)	225	—	—	(32)	(2)	—	151
Noncontrolling interest acquired in connection with the acquisitions of iHealthStone	—	—	—	—	(14)	—	—	(14)
Capital contribution from noncontrolling shareholder of iHealthStone	—	—	—	—	46	—	—	46
Capital contribution from noncontrolling shareholder of iSS-iSYS	—	—	—	—	—	350	—	350
Foreign currency translation adjustment	12	42	—	—	—	6	—	60

Balance as of December 31, 2011	259	986	—	—	—	354	—	1,599
Net (loss) income	(6)	123	—	—	(38)	(28)	(78)	(27)
Capital contribution from noncontrolling shareholder of SZ- Information	—	—	—	—	—	—	1,279	1,279
Acquisition of noncontrolling interest of iHealthStone (ii)	—	—	—	—	38	—	—	38
Foreign currency translation adjustment	5	10	—	—	—	3	4	22

Balance as of December 31, 2012	$258	$1,119	$—	$—	$—	$329	$1,205	$2,911

(i)	In July 2010, the Company paid $30 to acquire the noncontrolling interest in iSoftStone Korea. After the acquisition, iSoftStone Korea becomes a wholly owned subsidiary of the Company.
(ii)	In July 2012, the Company paid $9 to acquire the noncontrolling interest in iHealthStone. After the acquisition, iHealthStone becomes a wholly owned subsidiary of the Company.

Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Amounts Due from Related Parties
Amounts due from related parties:

	As of December 31,
	2011	2012
iSoftStone Technologies Co., Ltd. (i)	$91	$83
Wuxi iCarnegie (ii)	1,470	2,521
Shenke	7	7
Wuxi IoT	23	156
iSS-Foshan (iii)	—	1,071

Total	$1,591	$3,838

(i)	Amount due from iSoftStone Technologies Co., Ltd. represented a loan extended to iSoftStone Technologies Co., Ltd. by the Group. The loan amount is unsecured and bearing interest at 2.5% per annum.
(ii)	Amount due from Wuxi iCarnegie as of December 31, 2012 represented an unsecured loan of $520 extended to Wuxi iCarnegie by the Group with interest of 4.86% per annum and the course and training fee of $1,707 paid by the Group on behalf of Wuxi iCarnegie, and other prepayment on behalf of Wuxi iCarnegie of $294.
(iii)	Amount due from iSS-Foshan mainly represented project receivables.

Amounts Due to Related Parties
Amounts due to related parties

	As of December 31,
	2011	2012
Wuxi iCarnegie	$94	$8

Sales Transaction
Related Party Transactions
Sales to related parties

	For the year ended December 31,
	2010	2011	2012
Boxin	$225	$520	$—
Wuxi iCarnegie	28	—	43
Wuxi IoT	—	23	51
Shenke	—	20	—
iSS-Foshan	—	—	1,586
Chengdu-Medical	—	—	15

Total	$253	$563	$1,695

Purchase Transaction
Related Party Transactions
Purchase from related parties

	For the year ended December 31,
	2010	2011	2012
Wuxi iCarnegie (i)	$357	$1,159	$292
iSoftStone Technologies Co., Ltd.	—	153	—

Total	$357	$1,312	$292

(i)	The purchase from Wuxi iCarnegie in 2012 is mainly related to subcontracting cost.

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Groups Net Revenues and Long Lived Assets in Different Geographic Locations

The following table summarizes the Group’s net revenues and long-lived assets in different geographic locations in U.S. dollars:

	For the year ended December 31,
	2010		2011		2012
	Net revenues(i)	Long-lived assets(ii)	Net revenues(i)	Long-lived assets(ii)	Net revenues(i)	Long-lived assets(ii)
China (Mainland, Hong Kong and Taiwan)	$110,077	$28,660	$165,525	$80,388	$243,969	$98,638
United States	53,588	16,306	71,371	18,985	86,367	17,422
Japan	20,409	226	24,328	191	23,315	159
Europe	12,742	—	21,370	—	25,048	—
Others	159	—	823	—	2,445	2,977

Total	$196,975	$45,192	$283,417	$99,564	$381,144	$119,196

(i)	Net revenues are presented by headquarters location of the Group’s clients.
(ii)	Long-lived assets are presented by the operating location of the subsidiaries of the Group.

Summary of Groups Net Revenue by Service Lines

The following table summarizes the Group’s net revenue by service lines:

	For the year ended December 31,
	2010	2011	2012
IT Services	$134,872	$195,142	$240,753
Consulting and Solution services	54,327	76,039	127,227
Business process outsourcing services	7,776	12,236	13,164

Total net revenues	$196,975	$283,417	$381,144

Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments under Non Cancelable Leases	Future minimum lease payments under such non-cancelable leases as of December 31, 2012 are as follows:

2013	$14,359
2014	12,274
2015	10,413
2016	9,369
2017	9,178
Thereafter	56,169

$111,762

Groups Subsidiaries and Variable Interest Entity (Detail)	12 Months Ended
Dec. 31, 2012
Beijing iSoftStone
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Nov 18, 2005
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
Shanghai Kangshi
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Nov 10, 2010
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
Jiewen
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Nov 12, 2010
Place of Incorporation	PRC
Percentage of economic ownership	67.00%
iHealthStone
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jan 21, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
Abovenet
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jun 23, 2012
Place of Incorporation	Canada
Percentage of economic ownership	100.00%
iSoftStone WFOE
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Nov 4, 2005
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSoftStone Korea
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Apr 20, 2006
Place of Incorporation	Korea
Percentage of economic ownership	100.00%
iSoftStone Japan
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Aug 31, 2006
Place of Incorporation	Japan
Percentage of economic ownership	100.00%
iSoftStone Tianjin
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Dec 6, 2006
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSoftStone Wuxi
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Dec 12, 2006
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
Isoftstone Inc
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jul 18, 2007
Place of Incorporation	USA
Percentage of economic ownership	100.00%
Saisi
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Aug 24, 2007
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSoftStone Data
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	May 23, 2008
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSoftStone HK
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Oct 15, 2008
Place of Incorporation	Hong Kong
Percentage of economic ownership	100.00%
iSoftStone Guangzhou
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Feb 17, 2009
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
Guodian
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Dec 28, 2009
Place of Incorporation	PRC
Percentage of economic ownership	87.00%
iSoftStone Nanjing
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jun 22, 2010
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSS-Dalian
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jul 30, 2010
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSoftStone Hangzhou
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Aug 16, 2010
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSS-Chengdu
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jan 21, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
TJ-Xian
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Mar 23, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSS-Shenzhen
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Apr 27, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
WX-Zhenjiang
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	May 18, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSoftStone Dalian
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	May 31, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
Tianjin Intime
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jun 21, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSS-UK
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jun 24, 2011
Place of Incorporation	UK
Percentage of economic ownership	100.00%
iSS-Germany
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jun 28, 2011
Place of Incorporation	Germany
Percentage of economic ownership	100.00%
iSS-Wuhan
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jul 13, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSS-iSYS
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jul 14, 2011
Place of Incorporation	PRC
Percentage of economic ownership	65.00%
WX-Yancheng
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Sep 30, 2011
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSS-LLC
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Nov 2, 2011
Place of Incorporation	USA
Percentage of economic ownership	100.00%
SZ- Information
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Feb 21, 2012
Place of Incorporation	PRC
Percentage of economic ownership	60.00%
SZ - Suzhou
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Mar 21, 2012
Place of Incorporation	PRC
Percentage of economic ownership	60.00%
GD-Nanjing
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Apr 23, 2012
Place of Incorporation	PRC
Percentage of economic ownership	87.00%
iSoftStone-Canada
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jun 15, 2012
Place of Incorporation	Canada
Percentage of economic ownership	100.00%
DL WFOE-Liaoyuan
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jun 27, 2012
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
WX-Shanghai
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Jun 29, 2012
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSST
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Sep 7, 2012
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSST-Tianjin
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Sep 26, 2012
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSST - Nanjing
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Sep 27, 2012
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSST-Wuxi
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Sep 29, 2012
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSST-Xi'an
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Oct 15, 2012
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
GZ-Foshan
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Oct 29, 2012
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
iSoftStone-Yancheng
Organization and Principal Activities [Line Items]
Later Date of Incorporation/ Acquisition	Nov 12, 2012
Place of Incorporation	PRC
Percentage of economic ownership	100.00%

Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended										12 Months Ended
	Dec. 31, 2012 USD ($) Location		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Reduction To Costs Of Revenues USD ($)	Dec. 31, 2011 Reduction To Costs Of Revenues USD ($)	Dec. 31, 2010 Reduction To Costs Of Revenues USD ($)	Dec. 31, 2012 Reduction To Operating Expenses USD ($)	Dec. 31, 2011 Reduction To Operating Expenses USD ($)	Dec. 31, 2010 Reduction To Operating Expenses USD ($)	Dec. 31, 2012 Other Operating Income USD ($)	Dec. 31, 2011 Other Operating Income USD ($)	Dec. 31, 2010 Other Operating Income USD ($)	Dec. 31, 2012 Fixed Price Contracts USD ($)	Dec. 31, 2011 Fixed Price Contracts USD ($)	Dec. 31, 2010 Fixed Price Contracts USD ($)	Dec. 31, 2012 Time-And-Expense Basis Contracts USD ($)	Dec. 31, 2011 Time-And-Expense Basis Contracts USD ($)	Dec. 31, 2010 Time-And-Expense Basis Contracts USD ($)	Dec. 31, 2012 Volume Basis Contracts USD ($)	Dec. 31, 2011 Volume Basis Contracts USD ($)	Dec. 31, 2010 Volume Basis Contracts USD ($)	Dec. 31, 2012 PRC	Dec. 31, 2012 Finite-lived Intangible Assets	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Fixed Price Contracts	Dec. 31, 2012 iSoftStone WFOE
Financing Receivable, Impaired [Line Items]
Service period	3 years																																2 years
Trademark and software licensing agreement term																																		3 years
Restriction period for cash deposit																															3 months	6 months
Acquired intangible assets, weighted average amortization period																														4 years 6 months
Net revenues	$ 381,144,000	[1]	$ 283,417,000	[1]	$ 196,975,000	[1]														$ 235,877,000	$ 172,695,000	$ 115,835,000	$ 142,474,000	$ 107,261,000	$ 79,366,000	$ 2,793,000	$ 3,461,000	$ 1,774,000
Business tax rate																													5.00%
Number of provinces that VAT reform pilot program expended	8
Value added tax rate	6.00%
VAT rebate revenue	16,000		77,000		240,000
Government subsidies	1,110,000		1,840,000		3,269,000						13,845,000	9,277,000	6,133,000	3,192,000	3,054,000	1,569,000	1,110,000	1,840,000	3,269,000
Cash	$ 116,597,000		$ 101,196,000		$ 181,080,000		531,962,381	473,192,669	350,501,290	$ 55,138,000

[1]	Net revenues are presented by headquarters location of the Group's clients.

Financial Statements Amounts and Balances of Variable Interest Entity Included in Accompanying Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Variable Interest Entity [Line Items]
Total current assets	$ 347,314		$ 278,492
Total assets	466,510		378,056
Total current liabilities	(129,478)		(79,859)
Total liabilities	(133,526)		(83,297)
Net revenues	381,144	[1]	283,417	[1]	196,975	[1]
Net loss	22,109		18,845		(3,182)
Net cash provided by (used in) operating activities	9,937		(463)		1,499
Net cash used in investing activities	(29,004)		(59,833)		(17,010)
Net cash provided by financing activities	34,920		(21,763)		139,838
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total current assets	136		126
Total assets	136		126
Total current liabilities	(61)		(60)
Total liabilities	(61)		(60)
Net revenues	9		30		123
Net loss	(109)		(142)		(15)
Net cash provided by (used in) operating activities	(2)		(37)		131
Net cash used in investing activities
Net cash provided by financing activities

[1]	Net revenues are presented by headquarters location of the Group's clients.

Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	45 years
Computers and software | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Computers and software | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	17 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	the shorter of lease terms or the estimated useful lives

Estimated Economic Lives of Acquired Intangible Assets with Finite Lives (Detail)	12 Months Ended
Dec. 31, 2012
Customer base | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	1 year 9 months 18 days
Customer base | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	6 years
Contract backlog | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	3 months 18 days
Contract backlog | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	1 year 3 months 18 days
Non-compete agreements | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	3 years
Non-compete agreements | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	5 years
Trademark | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	4 years 4 months 24 days
Software copyright | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	1 year
Software copyright | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, weighted average amortization period	5 years

Clients Accounting for Ten Percent or More of Total Net Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Client A
Concentration Risk [Line Items]
Total net revenue, Amount	$ 98,774	$ 65,406	$ 48,670
Total net revenue, Percent	26.00%	23.00%	25.00%
Client B
Concentration Risk [Line Items]
Total net revenue, Amount	$ 30,432	$ 24,907	$ 24,739
Total net revenue, Percent	8.00%	9.00%	13.00%

Clients Accounting For Ten Percent or More of Accounts Receivable (Detail) (Client A, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Client A
Concentration Risk [Line Items]
Accounts receivable, Amount	$ 59,734	$ 45,131
Accounts receivable, Percent	30.00%	30.00%

Acquisitions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jul. 01, 2007 iSoftStone Wuxi	Aug. 31, 2011 Wuxi Huayang	Dec. 31, 2010 Wuxi Huayang	Oct. 31, 2010 Wuxi Huayang	Dec. 31, 2009 Wuxi Huayang	Dec. 31, 2007 Wuxi Huayang	Jul. 01, 2007 Wuxi Huayang	Dec. 31, 2011 Star	Dec. 31, 2010 Star	Dec. 31, 2009 Star	Apr. 30, 2011 Star	Mar. 01, 2009 Star	Dec. 31, 2009 Star Maximum	Jul. 30, 2010 MDCL	Dec. 31, 2010 MDCL	Dec. 31, 2009 MDCL	Mar. 06, 2009 MDCL	Mar. 06, 2009 MDCL Maximum	Dec. 23, 2010 Ascend	Dec. 31, 2011 Ascend	Dec. 31, 2010 Ascend	Dec. 31, 2012 Ascend	Oct. 07, 2010 Ascend	Oct. 07, 2010 Ascend Maximum	Oct. 07, 2010 Ascend Minimum	Nov. 10, 2010 Shanghai Kangshi	Dec. 31, 2012 Shanghai Kangshi	Dec. 31, 2010 Shanghai Kangshi	Dec. 31, 2011 Shanghai Kangshi	Dec. 31, 2012 Adventier	Dec. 31, 2011 Adventier	Mar. 31, 2012 Adventier	Jul. 31, 2011 Adventier	Jul. 31, 2011 Adventier Maximum	Dec. 31, 2012 Abovenet	Jun. 23, 2012 Abovenet	Jun. 23, 2012 Abovenet Maximum	Dec. 31, 2012 Jiangchen	Apr. 01, 2012 Jiangchen	Apr. 01, 2012 Jiangchen Maximum	Dec. 31, 2012 Other acquisitions	Dec. 31, 2011 Other acquisitions
Business Acquisition [Line Items]
Percentage of non-controlling interest acquired			49.00%
Cash consideration paid for acquisition				$ 45	$ 629		$ 1,107	$ 779	$ 1,886		$ 257		$ 439				$ 266		$ 700			$ 1,697	$ 1,928	$ 1,697					$ 1,440	$ 1,867	$ 2,620	$ 2,540			$ 3,555			$ 929			$ 1,390		$ 334	$ 306
Additional cash consideration						674			134						1,528					500						3,394	394	6,373				1,911				8,000			3,113			3,970
Contingent consideration											436	670		1,596					549				310										4,130	4,451	2,076		1,412	907			1,811
Deferred consideration, current	2,480	3,488										836
Contingent purchase consideration upon attainment to certain performance targets												692
Gain of changes in fair value of contingent consideration										2		90					245
Loss of changes in fair value of contingent consideration											23							93				2,966	132						167	62		460	1,838				387			155
Contingent purchase consideration, shares value																				400			951
Gain on bargain purchase of a business																			66
Additional consideration, shares																242,059
Additional consideration, shares price per share																$ 0.54
Equity interest acquired																									100.00%			100.00%							100.00%			100.00%
Ordinary shares issued at acquisition date																					823,846							970,215
Ordinary shares issued at acquisition date, per share																					$ 1.15							$ 1.235
Total Contingent consideration																						3,394
Contingent receivable																												225
Cash consideration payable for acquisition																													565
Deferred consideration																																1,833								1,987
Fair value of restricted shares issued in connection with business acquisition																							$ 951					$ 1,198															$ 80

Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Wuxi Huayang (Detail) (Wuxi Huayang, USD $) In Thousands, unless otherwise specified	1 Months Ended
Jul. 01, 2007
Business Acquisition [Line Items]
Goodwill	$ 401
Deferred tax liabilities	(36)
Noncontrolling interest	112
Total consideration	779
Customer base
Business Acquisition [Line Items]
Intangible assets acquired	213
Estimated useful lives	3 years 6 months
Contract backlog
Business Acquisition [Line Items]
Intangible assets acquired	74
Estimated useful lives	1 year 3 months 18 days
Non-compete agreements
Business Acquisition [Line Items]
Intangible assets acquired	$ 15
Estimated useful lives	5 years

Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Star (Detail) (Star, USD $) In Thousands, unless otherwise specified	1 Months Ended
Mar. 01, 2009
Business Acquisition [Line Items]
Non-current assets	$ 256
Goodwill	1,083
Deferred tax liabilities	(25)
Total consideration	1,596
Customer base
Business Acquisition [Line Items]
Intangible assets acquired	254
Estimated useful lives	3 years
Contract backlog
Business Acquisition [Line Items]
Intangible assets acquired	13
Estimated useful lives	6 months
Non-compete agreements
Business Acquisition [Line Items]
Intangible assets acquired	$ 15
Estimated useful lives	5 years

Purchase Price Allocation to Assets Acquired and Liabilities Assumed, MDCL (Detail) (MDCL, USD $) In Thousands, unless otherwise specified	1 Months Ended
Mar. 06, 2009
Business Acquisition [Line Items]
Current assets	$ 1,199
Deferred tax liabilities	(11)
Gain on bargain purchase	(66)
Total consideration	1,249
Customer base
Business Acquisition [Line Items]
Intangible assets acquired	78
Estimated useful lives	3 years
Contract backlog
Business Acquisition [Line Items]
Intangible assets acquired	42
Estimated useful lives	1 year
Non-compete agreements
Business Acquisition [Line Items]
Intangible assets acquired	$ 7
Estimated useful lives	4 years

Considerations in Relation to Acquisition of Ascend (Detail) (Ascend, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 07, 2010
Ascend
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 1,697	$ 1,697	$ 1,928
Value of ordinary shares			951
Contingent consideration			310
Total consideration			$ 3,189	$ 3,189

Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Ascend (Detail) (Ascend, USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Oct. 07, 2010	Oct. 07, 2010 Customer base	Oct. 07, 2010 Contract backlog	Oct. 07, 2010 Trademark
Business Acquisition [Line Items]
Cash		$ 312
Current assets		1,675
Current liabilities		(1,344)
Non-current assets		74
Intangible assets acquired			854	190	4
Goodwill		1,801
Deferred tax liabilities		(377)
Total consideration	$ 3,189	$ 3,189
Estimated useful lives			4 years 3 months 18 days	3 months 18 days	4 years 4 months 24 days

Considerations in Relation to Acquisition of Shanghai Kangshi (Detail) (Shanghai Kangshi, USD $) In Thousands, unless otherwise specified	Nov. 10, 2010
Shanghai Kangshi
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 6,373
Value of ordinary shares	1,198
Contingent receivable	(225)
Total consideration	$ 7,346

Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Shanghai Kangshi (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended								1 Months Ended
	Dec. 31, 2012 Customer base Minimum	Dec. 31, 2012 Customer base Maximum	Dec. 31, 2012 Contract backlog Minimum	Dec. 31, 2012 Contract backlog Maximum	Dec. 31, 2012 Non-compete agreements Minimum	Dec. 31, 2012 Non-compete agreements Maximum	Nov. 10, 2010 Shanghai Kangshi	Nov. 10, 2010 Shanghai Kangshi Customer base	Nov. 10, 2010 Shanghai Kangshi Customer base Minimum	Nov. 10, 2010 Shanghai Kangshi Customer base Maximum	Nov. 10, 2010 Shanghai Kangshi Contract backlog	Nov. 10, 2010 Shanghai Kangshi Non-compete agreements
Cash							$ 929
Current assets							1,151
Current liabilities							(443)
Non-current assets							35
Intangible assets acquired								1,970			318	155
Goodwill							3,597
Deferred tax liabilities							(366)
Total consideration							$ 7,346
Estimated useful lives	1 year 9 months 18 days	6 years	3 months 18 days	1 year 3 months 18 days	3 years	5 years			3 years 2 months 12 days	5 years 2 months 12 days	10 months 24 days	5 years

Considerations in Relation to Acquisition of Adventier (Detail) (Adventier, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jul. 31, 2011
Adventier
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 2,540	$ 3,555
Contingent consideration		2,076
Total consideration		$ 5,631

Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Adventier (Detail) (Adventier, USD $) In Thousands, unless otherwise specified	1 Months Ended
Jul. 31, 2011
Business Acquisition [Line Items]
Cash	$ 675
Current assets	1,163
Current liabilities	(1,838)
Goodwill	4,287
Deferred tax liabilities	(756)
Total consideration	5,631
Customer base
Business Acquisition [Line Items]
Intangible assets acquired	1,080
Estimated useful lives	3 years 4 months 24 days
Contract backlog
Business Acquisition [Line Items]
Intangible assets acquired	690
Estimated useful lives	6 months
Trademark
Business Acquisition [Line Items]
Intangible assets acquired	$ 330
Estimated useful lives	4 years 6 months

Consideration in Relation to Acquisition of Nanjing Jiangchen Science &Technology Company (Detail) (Jiangchen, USD $) In Thousands, unless otherwise specified	Apr. 01, 2012
Jiangchen
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 1,390
Contingent consideration	1,811
Total consideration	$ 3,201

Purchase price Allocation to Assets Acquired and Liabilities Assumed, Nanjing Jiangchen Science &Technology Company (Detail) (Jiangchen, USD $) In Thousands, unless otherwise specified	1 Months Ended
Apr. 01, 2012
Business Acquisition [Line Items]
Non-current assets	$ 63
Goodwill	1,536
Deferred tax liabilities	(304)
Total consideration	3,201
Customer base
Business Acquisition [Line Items]
Intangible assets acquired	1,572
Estimated useful lives	6 years
Contract backlog
Business Acquisition [Line Items]
Intangible assets acquired	302
Estimated useful lives	1 year 3 months
Non-compete agreements
Business Acquisition [Line Items]
Intangible assets acquired	$ 32
Estimated useful lives	3 years

Considerations in Relation to Acquisition of Abovenet (Detail) (Abovenet, USD $) In Thousands, unless otherwise specified	Jun. 23, 2012
Abovenet
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 929
Contingent consideration	907
Total consideration	$ 1,836

Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Abovenet (Detail) (Abovenet, USD $) In Thousands, unless otherwise specified	1 Months Ended
Jun. 23, 2012
Business Acquisition [Line Items]
Cash	$ 278
Current assets	440
Current liabilities	(439)
Non-current asset	4
Goodwill	714
Deferred tax liabilities	(104)
Total consideration	1,836
Customer base
Business Acquisition [Line Items]
Intangible assets acquired	550
Estimated useful lives	5 years 6 months
Contract backlog
Business Acquisition [Line Items]
Intangible assets acquired	128
Estimated useful lives	6 months
Non-compete agreements
Business Acquisition [Line Items]
Intangible assets acquired	$ 265
Estimated useful lives	5 years

Pro Forma Information that Summarizes Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Abovenet and Jiangchen	Dec. 31, 2011 Abovenet and Jiangchen	Dec. 31, 2010 Ascend and Shanghai Kangshi	Dec. 31, 2009 Ascend and Shanghai Kangshi	Dec. 31, 2011 Adventier	Dec. 31, 2010 Adventier
Business Acquisition, Pro Forma Information [Line Items]
Pro forma net revenue	$ 382,435	$ 287,300	$ 204,054	$ 145,729	$ 286,974	$ 199,407
Pro forma net income (loss) attributable to ordinary shareholders of iSoftStone Holdings Limited	$ 21,959	$ 19,113	$ (7,479)	$ (729)	$ 19,704	$ (3,145)
Pro forma net income (loss) per ordinary share-basic	$ 0.04	$ 0.03	$ (0.05)	$ (0.01)	$ 0.04	$ (0.02)
Pro forma net income (loss) per ordinary share-diluted	$ 0.04	$ 0.03	$ (0.05)	$ (0.01)	$ 0.03	$ (0.02)

Account Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for doubtful accounts	$ (1,653)	$ (4,219)	$ (2,320)	$ (423)
Total accounts receivable	202,202	152,663
Billed accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	52,334	52,119
Unbilled accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 151,521	$ 104,763

Accounts Receivable - Additional Information (Detail) (Billed accounts receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Billed accounts receivable
Accounts and Other Receivables [Line Items]
Billed accounts receivable pledged by the Group for borrowing short term bank loans	$ 10,919	$ 10,833
Bank loans, expiry date	Dec 31, 2013

Analysis of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	$ 4,219	$ 2,320	$ 423
Charge to expenses	209	2,438	2,515
Write-offs	(2,769)	(727)	(688)
Exchange rate differences	(6)	188	70
Balance at end of year	$ 1,653	$ 4,219	$ 2,320

Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Contracts in progress	$ 5,815	[1]	$ 7,267	[1]
Government subsidies receivable	1,205	[2]	1,841	[2]
Advance to employees	1,100	[3]	1,718	[3]
Advance to suppliers	870		873
Rental deposits	907		1,305
Prepaid rental and renovation & other prepaid expenses	2,107	[4]	342	[4]
Receivable from MDCL			2,409	[5]
Other operating receivable	867		1,774
Others	1,148		1,465
Total	$ 14,019		$ 18,994

[1]	Contracts in progress comprise: Deposits paid by the Group to certain clients to guarantee fulfillment of the terms of contracts which will be returned when the contract terms are fulfilled and deferred contract costs representing contract costs incurred in advance of revenue recognition arising from: • hardware or software purchased and delivered to the customers prior to services being provided and revenue recognized. • direct and incremental staff costs in respect of one BPO contract to hire and train its service delivery personnel according to the customer's requirements prior the delivery of the billable services, and such deferred costs will be recognized over the billable service period. • the cost of providing services as requested by certain significant and recurring customers in advance of a formal works contract or purchase order being received.
[2]	Government subsidies receivable represented employment incentive subsidies that are recorded when the approval is obtained from the local government authorities and the Group has the right to receive the subsidies. The balance as of December 31, 2012 was subsequently received by February 2013.
[3]	Advances to employees represented cash advances to employees for business operations and are recognized as operating expenses when incurred.
[4]	Prepaid rental and renovation mainly represented renovation cost for office buildings.
[5]	In April 2011, the Group entered into an agreement to acquire 19.9% equity interest in MDCL and paid $2,409 as part of the consideration in June 2011. The Group terminated the agreement subsequently in 2011 and collected $2,409 from MDCL in 2012.

Prepaid Expenses and Other Current Assets (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011 MDCL	Dec. 31, 2012 MDCL	Apr. 30, 2011 MDCL
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Equity interest acquired in MDCL					19.90%
Return of capital from equity method investment			$ 2,409
Equity interest collected from MDCL	$ 2,413	$ 270		$ 2,409

Long Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investment [Line Items]
Long term investments	$ 8,779		$ 9,351
iSoftStone Technologies Co., Ltd. | Equity Method Investments
Investment [Line Items]
Long term investments	36	[1]	32	[1]
Shenke | Equity Method Investments
Investment [Line Items]
Long term investments	10	[2]	41	[2]
Chengdu-Medical | Equity Method Investments
Investment [Line Items]
Long term investments	5,909	[3]	7,690	[3]
Dalian iCarnegie | Equity Method Investments
Investment [Line Items]
Long term investments	17	[4]	30	[4]
Wuxi IoT | Equity Method Investments
Investment [Line Items]
Long term investments			28	[5]
iSS-Foshan | Equity Method Investments
Investment [Line Items]
Long term investments	1,175	[6]
JT Information Services Company Limited | Equity Method Investments
Investment [Line Items]
Long term investments	102	[7]
Wuxi iCarnegie | Equity Method Investments
Investment [Line Items]
Long term investments		[8]		[8]
Dynomedia Inc | Cost-method Investments
Investment [Line Items]
Long term investments	$ 1,530	[9]	$ 1,530	[9]

[1]	In August 2006, iSoftStone Japan and other third party investors set up iSoftStone Technologies Co., Ltd., a Japan-based company providing IT outsourcing services to multinational financial institutions, with a total cash capital contribution of $100. iSoftStone Japan holds 32.25% interest in iSoftStone Technologies Co., Ltd., and accounts for the investment using equity method. The Group recognized share of loss in iSoftStone Technologies Co., Ltd. of $9, $3 and $14 during the years ended December 31, 2010, 2011 and 2012, respectively.
[2]	In June 2010, iSoftStone Tianjin invested $18 in Hubei Shenke Information Technology Company Limited ("Shenke") for a 20% equity interest with other three shareholders. In May 2011, the Group injected additional capital of $48 to Shenke. In August 2012, Shenke reduced its registered capital and one of the other three shareholders quitted from the company, and as a result the percentage of equity interest held by iSoftStone Tianjin increased to 23.08%. As the Group has the ability to exercise significant influence over the operating and financial decisions of Shenke, the Group has adopted the equity method to account for its investment in Shenke. The Group recognized share of loss in Shenke of $4, $21 and $31 during the year ended December 31, 2010, 2011and 2012, respectively.
[3]	In September 2011, iSoftStone WOFE and Chengdu Investment Holding Group Ltd., a government investment group, jointly established Chengdu Medicine & Health Network Management Company Limited ("Chengdu-Medical") in Chengdu to design, build, and operate a healthcare data exchange network. The Group invested $7,785 to hold 49% of the equity of Chengdu-Medical and accounts for the investment using equity method. In January 2012, the Group transferred 9.8% of its equity interest in Chengdu-Medical to an unrelated Chengdu company, for an exchange of certain intellectual property rights relating to cloud computing. After the completion of the exchange, the Group holds 39.2% equity interest in Chengdu-Medical. The Group recognized share of loss of $95 and $303 during the year ended December 31, 2011 and 2012, respectively.
[4]	In October 2011, iSoftStone Dalian invested $32 to hold 20% of equity interest in setting up Dalian iSoftStone iCarnegie Information Technology Company Limited ("Dalian iCarnegie") with other third party investors. The Group adopted equity method to account for the investment and recognized share of loss of $2 and $13 during the year ended December 31, 2011 and 2012, respectively.
[5]	In January 2011, iSoftStone Wuxi and other third party investors set up Wuxi iSoftStone IoT Innovation Application Technology Company Limited ("Wuxi IoT"), in which the Group invested $79 to hold 20% equity interest. As the Group has the ability to exercise significant influence over the operating and financial decisions, equity method is used to account for the investment. During the year ended December 31, 2011 and 2012, the Group recognized share of loss in Wuxi IoT of $51 and $28, respectively.
[6]	In September 2012, iSoftStone WOFE and another two third party investors established Guangdong IoT iSoftStone Information Technology Company Limited ("iSS-Foshan"). The Group invested $1,429 to hold 49% of the equity of iSS-Foshan. As the Group has the ability to exercise significant influence over the operating and financial decisions, equity method is used to account for the investment. During the year ended December 31 2012, the Group recognized share of loss in iSS-Foshan at $200.
[7]	In November 2012, iSoftStone HK invested $103 in JT Information Services Company Limited ("HK-JT") for a 46% equity interest. As the Group has the ability to exercise significant influence over the operating and financial decisions of HK-JT, the Group has adopted the equity method to account for its investment in HK-JT. The Group recognized share of loss in HK-JT of $1 during the year ended December 31 2012.
[8]	In August 2010, iSoftStone Wuxi sold 45% of its equity interest in Wuxi iCarnegie Enterprise Management Company Limited and its subsidiary, Wuxi iCarnegie Training School ("Wuxi iCarnegie") to a third party investor at a cash consideration of $664. After the completion of the sale, the Group holds 20% equity interest in Wuxi iCarnegie. As a result, the Group has deconsolidated Wuxi iCarnegie from the date of disposal. As the Group continues to have the ability to exercise significant influence over the operating and financial decisions of Wuxi iCarnegie, the Group has adopted the equity method to account for its investment in Wuxi iCarnegie. The gain on deconsolidation of Wuxi iCarnegie is computed as follows: Amounts Fair value of consideration received (cash proceeds) $ 664 Fair value of retained noncontrolling interest in Wuxi iCarnegie 288 Carrying value of noncontrolling interest in Wuxi iCarnegie (67) Carrying value of Wuxi iCarnegie at the date of disposal 194 Gain on deconsolidation of Wuxi iCarnegie $ 1,079 The initial carrying amount the equity method investment as of the date of deconsolidation was $288. From the date of deconsolidation to December 31, 2010, the Group recognized share of loss in Wuxi iCarnegie at $202, together with the impact of exchange loss amount of $4, resulted in a carrying amount of $82 as of December 31, 2010. In April 2011, the Group injected additional capital of $311 to Wuxi iCarnegie. During the year ended December 31, 2011 and 2012, the Group recognized share of loss in Wuxi iCarnegie of $393 and nil, respectively.
[9]	In June 2011, iSoftStone Holding invested a total of $1,530 to acquire 23.4% of total equity in the form of series B preferred shares of Dynomedia to expand its service lines to e-Publishing market for both domestic Chinese and global clients. The Group determined and applied the cost method to account for the investment as the investment in preferred shares is not in-substance common stock.

Long Term Investments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2006 iSoftStone Technologies Co., Ltd.	Dec. 31, 2012 iSoftStone Technologies Co., Ltd.	Dec. 31, 2011 iSoftStone Technologies Co., Ltd.	Dec. 31, 2010 iSoftStone Technologies Co., Ltd.	May 31, 2011 Shenke	Jun. 30, 2010 Shenke	Dec. 31, 2012 Shenke	Dec. 31, 2011 Shenke	Dec. 31, 2010 Shenke	Aug. 31, 2012 Shenke	Jan. 31, 2012 Chengdu-Medical	Sep. 30, 2011 Chengdu-Medical	Dec. 31, 2012 Chengdu-Medical	Dec. 31, 2011 Chengdu-Medical	Oct. 31, 2011 Dalian iCarnegie	Dec. 31, 2012 Dalian iCarnegie	Dec. 31, 2011 Dalian iCarnegie	Jan. 31, 2011 Wuxi IoT	Dec. 31, 2012 Wuxi IoT	Dec. 31, 2011 Wuxi IoT	Sep. 30, 2012 iSS-Foshan	Nov. 30, 2012 JT Information Services Company Limited	Apr. 30, 2011 Wuxi iCarnegie	Aug. 31, 2010 Wuxi iCarnegie	Dec. 31, 2011 Wuxi iCarnegie	Dec. 31, 2010 Wuxi iCarnegie	Jun. 30, 2011 Dynomedia Inc
Investment [Line Items]
Fair value of consideration received (cash proceeds)																											$ 664
Percentage of sale of equity interest																											45.00%
Initial Carrying amount of cost method investment																														1,530
Fair value of retained noncontrolling interest in Wuxi iCarnegie																											288
Carrying value of noncontrolling interest in Wuxi iCarnegie																											(67)
Carrying value of Wuxi iCarnegie at the date of disposal																											194
Gain on deconsolidation of Wuxi iCarnegie			1,079																								1,079
Initial Carrying amount of equity method investment																											288
Loss on Equity Method Investment	(637)	(565)	(245)		(14)	(3)	(9)			(31)	(21)	(4)				(303)	(95)		(13)	(2)		(28)	(51)	(200)	(1)			(393)	(202)
Foreign exchange loss																													(4)
Equity Interest Carrying Amount																													82
Cash capital contributions	$ 1,532	$ 12,036	$ 18	$ 100				$ 48	$ 18						$ 7,785			$ 32			$ 79			$ 1,429	$ 103	$ 311
Equity interest, percentage				32.25%					20.00%				23.08%	39.20%	49.00%			20.00%			20.00%			49.00%	46.00%		20.00%			23.40%
Equity interest transferred, percentage														9.80%

Summarized Financial Information of Equity Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Total assets	$ 29,154	$ 21,407
Total liabilities	(14,450)	(7,306)
Net revenues	1,623	6,160	2,023
Gross profits	1,439	1,354	82
Net loss	$ (3,413)	$ (2,660)	$ (1,087)

Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 94,179	$ 74,089
Less: Accumulated depreciation and amortization	(26,411)	(18,298)
Property and equipment, net	67,768	55,791
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	32,507	32,178
Computers and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,140	21,426
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,853	5,087
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	24,225	15,089
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 454	$ 309

Property and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation and amortization of property and equipment	$ 9,168	$ 7,012	$ 4,674

Land Use Rights, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Land use rights	$ 3,306	$ 3,273
Less: accumulated amortization	(102)	(30)
Exchange differences	(2)	(1)
Land use rights, net	$ 3,202	$ 3,242

Land Use Rights, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Land Use Rights
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Land use rights	$ 3,306	$ 3,273
Land use rights remaining amortization period			P45Y
Future amortization expense in 2013	72
Future amortization expense in 2014	72
Future amortization expense in 2015	72
Future amortization expense in 2016	72
Future amortization expense in 2017	72
Future amortization expense in each year after 2017	$ 72

Intangible Assets and Their Accumulated Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	$ 20,536	$ 15,765
Intangible assets, accumulated amortization	(14,591)	(11,077)
Intangible assets, net	5,945	4,688
Customer base
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	14,360	12,156
Intangible assets, accumulated amortization	(10,864)	(8,688)
Contract backlog
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	2,462	1,942
Intangible assets, accumulated amortization	(2,319)	(1,827)
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	1,158	738
Intangible assets, accumulated amortization	(398)	(205)
Software copyrights
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	2,552	925
Intangible assets, accumulated amortization	(1,008)	(356)
Trademark
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	4	4
Intangible assets, accumulated amortization	$ (2)	$ (1)

Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Software copyrights	Dec. 31, 2011 Software copyrights	Jan. 31, 2010 Guodian	Jan. 31, 2010 Guodian Software copyrights
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 3,448	$ 3,432	$ 1,965
Expected amortization expense in year 2013	2,820
Expected amortization expense in year 2014	1,511
Expected amortization expense in year 2015	936
Expected amortization expense in year 2016	457
Expected amortization expense in year 2017	191
Equity method investment ownership percentage						40.00%
Software copyright	$ 20,536	$ 15,765		$ 2,552	$ 925		$ 586
Copyright, useful life							5 years

Changes in Carrying Amount of Goodwill by Reporting Units (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 iHealthStone	Dec. 31, 2011 Adventier	Dec. 31, 2012 Abovenet	Dec. 31, 2012 Jiangchen	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2011 PRC iHealthStone	Dec. 31, 2012 PRC Jiangchen	Dec. 31, 2012 Japan	Dec. 31, 2011 Japan	Dec. 31, 2012 United States And Canada	Dec. 31, 2010 United States And Canada	Dec. 31, 2011 United States And Canada Adventier	Dec. 31, 2012 United States And Canada Abovenet
Goodwill [Line Items]
Beginning Balance	$ 24,597	$ 19,371					$ 9,765	$ 8,835			$ 204	$ 195	$ 14,628	$ 10,341
Acquisition			451	4,287	714	1,536			451	1,536					4,287	714
Settlement of contingent consideration for the acquisition of Wuxi Huayang (Note 3)		45						45
Foreign exchange differences	136	443					116	434			2	9	18
Ending Balance	$ 26,983	$ 24,597					$ 11,417	$ 9,765			$ 206	$ 204	$ 15,360	$ 10,341

Goodwill - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Goodwill [Line Items]
DCF method, projections period	6 years
PRC
Goodwill [Line Items]
Discount rate for DCF method	21.00%
Japan
Goodwill [Line Items]
Discount rate for DCF method	21.50%
United States
Goodwill [Line Items]
Discount rate for DCF method	23.00%

Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Employee payroll and welfare payable	$ 18,931		$ 16,686
Other taxes payable	4,036	[1]	2,344	[1]
Accrued reimbursable operating costs	3,951	[2]	3,185	[2]
Accrued rental	1,192		1,677
Accrued professional fee	2,694		1,760
Payable for purchase of property and equipment	831		2,680
Other payable	1,204		3,040
Total	$ 32,839		$ 31,372

[1]	Other taxes payable included payable of VAT, business tax, and withholding individual income tax.
[2]	Accrued reimbursable operating costs represent the outstanding amounts claimed by employees for business operations.

Short Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Bank borrowings	$ 54,012	$ 15,094

Short Term Borrowings - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short Term Bank Loans	$ 54,012	$ 15,094
Short-Term Credit Facilities	84,127
Short-Term Credit Facilities, Maturity date	2013-12
Line of credit facility	30,115
Minimum
Short-term Debt [Line Items]
Fixed Interest Rates	6.00%	7.22%
Maximum
Short-term Debt [Line Items]
Fixed Interest Rates	7.22%	7.88%
Bank Borrowings
Short-term Debt [Line Items]
Amount utilized from short-term credit facilities	54,012
Unsecured Debt
Short-term Debt [Line Items]
Short Term Bank Loans	31,540	8,739
Secured Debt | Director and iSoftStone WFOE
Short-term Debt [Line Items]
Short Term Bank Loans	$ 22,472	$ 6,355

Current and Deferred Components of Income Tax (Benefit) Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Current income taxes	$ 4,977	$ 1,959	$ 463
Deferred
Deferred income taxes	(607)	(1,640)	(751)
Income tax (benefit) expense	4,370	319	(288)
PRC
Current
Current income taxes	3,865	808	289
Deferred
Deferred income taxes	(122)	(983)	(349)
Others
Current
Current income taxes	1,112	1,151	174
Deferred
Deferred income taxes	$ (485)	$ (657)	$ (402)

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended																						6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Non-resident Enterprises	Dec. 31, 2012 Subsidiaries And Variable Interest Entities Subsidiaries	Dec. 31, 2011 Subsidiaries And Variable Interest Entities Subsidiaries	Dec. 31, 2012 Shanghai Kangshi	Dec. 31, 2012 GERMANY	Dec. 31, 2012 CANADA iSoftStone- Canada and Abovenet	Dec. 31, 2012 Japan	Dec. 31, 2012 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF	Dec. 31, 2011 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF	Dec. 31, 2010 KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF	Dec. 31, 2012 HONG KONG	Dec. 31, 2012 TAIWAN, PROVINCE OF CHINA	Dec. 31, 2012 PRC	Dec. 31, 2012 PRC Qualified HNTE After 2008	Dec. 31, 2012 PRC iSoftStone WFOE	Dec. 31, 2011 PRC iSoftStone WFOE	Dec. 31, 2010 PRC iSoftStone WFOE	Dec. 31, 2009 PRC iSoftStone WFOE	Dec. 31, 2008 PRC iSoftStone WFOE	Dec. 31, 2008 PRC iSoftStone Wuxi	Dec. 31, 2011 PRC iSoftStone Wuxi	Dec. 31, 2010 PRC iSoftStone Wuxi	Dec. 31, 2012 PRC iSoftStone Guangzhou	Dec. 31, 2012 PRC iSoftStone Guangzhou 2014 to 2016	Dec. 31, 2012 PRC iSS- Chengdu, iSS- Shenzhen, iSS- Wuhan, WX- Yancheng, SZ- Suzhou, iSST	Dec. 31, 2012 PRC iSoftStone Tianjin	Dec. 31, 2010 PRC iSoftStone Tianjin	Dec. 31, 2012 United States Minimum	Dec. 31, 2012 United States Maximum	Dec. 31, 2012 UNITED KINGDOM Minimum	Dec. 31, 2012 UNITED KINGDOM Maximum
Income Tax [Line Items]
Income tax rate								15.00%	26.50%	42.00%	13.00%	13.00%	10.00%	16.50%	17.00%																15.00%	35.00%	20.00%	26.00%
Enterprise income tax rate																25.00%
Income tax rate reduction							15.00%										15.00%	15.00%	7.50%	7.50%	7.50%				10.00%
Income tax exemption period																						3 years	2 years			2 years		2 years		2 years
Reduced income tax rate period subsequent years																					3 years				3 years		3 years	3 years	3 years
Increase in deferred tax asset																		$ 848
Income tax rate reduction																								12.50%	12.50%				12.50%
Reduced income tax rate after income tax exemption period																											12.50%	12.50%
Operating losses	28,280	17,354	10,327		14,537	19,690
Valuation Allowance					2,223	5,452
Net Operating Loss Carry Forwards Expire Period	2022
PRC withholding tax rate				10.00%
Undistributed earnings of subsidiaries	$ 81,219

Principal Components of Groups Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets:
Accrued payroll	$ 1,881	$ 2,666
Provision for doubtful accounts	246	630
Net operating loss carry forwards		482
Less: Valuation allowance	(212)	(1,311)
Current deferred tax assets, net	1,915	2,467
Non-current deferred tax asset:
Net operating loss carry forwards	2,537	4,141
Less: Valuation allowance	(2,011)	(4,141)
Non-current deferred tax asset, net	526
Non-current deferred tax liabilities:
Intangible assets acquired	(937)	(1,158)
Net deferred tax liabilities, net	$ (937)	$ (1,158)

Reconciliation Between Statutory Peoples Republic of China Enterprise Income Tax Rate to Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
(Loss) income before provision of income tax	$ 27,089	$ 19,880	$ (3,663)
Statutory tax rate in the PRC	25.00%	25.00%	25.00%
Income tax (benefit) expense at statutory tax rate	6,772	4,970	(916)
Effect of income tax rate differences in jurisdictions other than the PRC	861	1,944	826
Effect of tax holidays and preferential tax rates	(2,619)	(10,603)	(6,466)
Research and development expenses super deduction	(362)	(112)	(144)
Shared-based compensation	2,780	2,333	2,136
Changes in fair value of convertible notes		(708)	2,107
Others	167	323	192
Changes in valuation allowances	(3,229)	2,172	1,977
Income tax (benefit) expense	$ 4,370	$ 319	$ (288)

Provisions for Income Taxes and Net Income Per Share If Tax Holidays Including Tax Exemption and Preferential Tax Rates Granted Were Not Available (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision For Income Taxes [Line Items]
Provision for income taxes expense	$ 6,989	$ 10,726	$ 6,178
Net (loss) income per share - basic	$ 0.03	$ 0.01	$ (0.07)
Net (loss) income per share - diluted	$ 0.03	$ 0.01	$ (0.07)

Calculation of Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net (loss) income attributable to iSoftStone shareholders	$ 22,109		$ 18,845		$ (3,182)
Less: Net (loss) income allocated to other participating securities:
Net (loss) income attributable to iSoftStone shareholders allocated for computing net income per ordinary share-basic and diluted	22,109		18,845		(6,853)
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	564,069,512	[1]	547,143,620	[1]	149,341,325	[1]
Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	582,402,472	[2]	592,082,213	[2]	149,341,325	[2]
Net (loss) income per ordinary share-basic	$ 0.04		$ 0.03		$ (0.05)
Net (loss) income per ordinary share-diluted	$ 0.04		$ 0.03		$ (0.05)
Series A Preferred Stock
Less: Net (loss) income allocated to other participating securities:
Deemed dividend on series A convertible preference shares					(1,086)
Net income allocated to preference shares					(1,086)
Series B Preferred Stock
Less: Net (loss) income allocated to other participating securities:
Accretion on series B convertible redeemable preference shares					(2,585)
Net income allocated to preference shares					$ (2,585)

[1]	The calculation of weighted average number of shares used in computing basic net income per ordinary share included certain shares to be issued unconditionally. For year 2010, such shares included 500,000 ordinary shares to be issued unconditionally in connection with a 2006 acquisition, a weighted average number of 45,188 ordinary shares to be issued in connection with a 2010 acquisition and a weighted average number of 1,325,715 vested nonvested shares to be issued unconditionally (see Note 22). For year 2011, such shares included a weighted average number of 467,369 vested nonvested shares issued in 2011 and a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22). For year 2012, such shares included a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22).
[2]	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities.

Calculation of Earnings Per Share (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonvested Shares
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Shares to be issued		467,369	1,325,715
2006 Acquisition
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Shares to be issued			500,000
2010 Acquisition
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Shares to be issued	970,215	970,215	45,188

Net Income Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Series A Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Convertible Debt Securities
Computation Of Earnings Per Share Line Items
Anti-dilutive securities excluded for computation of earning per share			95,286,195	168,880,040	40,125,864	8,125,954	38,788,711
Incremental weighted average shares from exercise of share options	18,332,960	44,881,186
Incremental weighted average shares from nonvested shares using treasury stock method		57,408
Incremental weighted average shares from conversion of convertible notes		3,457,805

Investment by Subsidiary in Parent Company - Additional Information (Detail) (USD $)	1 Months Ended
	Oct. 31, 2010	Aug. 31, 2010	Mar. 31, 2011 Kebao	Jun. 30, 2011 Zhendan	Oct. 31, 2010 Employee Share Awards	Oct. 31, 2010 Issuance During Period 1st	Oct. 31, 2010 Issuance During Period 2nd	Aug. 31, 2010 Tekventure Limited	Aug. 31, 2010 United Innovation Ltd
Equity [Line Items]
Number of common stock shares acquired								2,500,000	2,500,000
Purchase price of treasury shares		$ 0.4
Treasury shares sold	1,161,000		674,109	500,000	731,436	461,000	700,000
Treasury stock sold per share price						$ 0.51	$ 0.3
Treasury shares sold average price per share	$ 0.4		$ 0.4		$ 0.4
Purchase price of common stock				$ 0.4

Ordinary Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Oct. 31, 2010	Jun. 30, 2010	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2010	Apr. 29, 2011 Nonvested Shares	Dec. 31, 2012 Incentive Plan	Dec. 31, 2010 Convertible Preferred Stock	Dec. 31, 2010 Convertible Notes	Dec. 31, 2010 Ordinary Shares	Aug. 31, 2011 MDCL	Jul. 31, 2010 MDCL	Aug. 31, 2011 MDCL Nonvested Shares	Mar. 31, 2009 MDCL Nonvested Shares	Dec. 31, 2010 Ascend
Class of Stock [Line Items]
Ordinary shares outstanding						569,206,989	557,682,406		130,902,853
Ordinary Shares issued as compensation				4,500,000	4,500,000
Settlement of contingent consideration of acquisition																242,059
Ordinary shares issued to employees in connection with the exercise of options			80,000			4,882,420	12,078,146	80,000
Number of ADS to each ordinary shares ratio		0.1
Ordinary shares issued														104,856,845
Conversion of convertible securities to ordinary shares												264,166,235
Conversion of convertible notes to ordinary shares	20,406,720												18,381,991
Convertible notes converted into stock, principal amount	$ 20,000												$ 18,000
Ordinary Shares issued for acquisition															152,863		152,863		823,846
Ordinary Shares issued to consultant	324,849
Nonvested shares issued under the Company's share incentive plans										665,999								180,031
Ordinary Shares issued to employees in connection with the exercise of options and the vest of share units						11,686,061	12,178,146
Ordinary shares repurchased											161,478

Shares to be Issued - Additional Information (Parenthetical) (Detail) (Shanghai Kangshi, USD $)	12 Months Ended
Dec. 31, 2010
Shanghai Kangshi
Equity [Line Items]
Shares issued or issuable in connection with acquisitions	970,215
Shares issued or issuable in connection with acquisitions, value per share	$ 1.3

Convertible Preference Shares - Additional information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended		1 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2010 Series A Preferred Stock	Mar. 31, 2007 Series A Preferred Stock	Apr. 28, 2006 Series A Preferred Stock	Nov. 16, 2005 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2009 Series A Preferred Stock	Mar. 16, 2007 Series B Cumulative Convertible Redeemable Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Feb. 22, 2008 Series B Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Dec. 31, 2008 Series B Preferred Stock	Dec. 31, 2007 Series B Preferred Stock	Dec. 31, 2009 Series B Preferred Stock	Mar. 16, 2007 Series B Preferred Stock	Dec. 31, 2012 Series B Preferred Stock Minimum Employee
Preferred Stock [Line Items]
Issuance of convertible preference shares			13,468,012	64,983,166			84,440,020
Warrants to purchase preference shares, issued				16,835,017			84,440,020
Warrants, exercise price				0.1485			0.2961
Proceed from issuance of preference shares and warrants			$ 2,000	$ 9,650			$ 19,425		$ 24,500
Preference shares and warrants issued price per share			$ 0.1485	$ 0.1485			$ 0.2369
Fair value of warrants issued				673					4,341			3,665		2,246
Fair value of preference shares issued				8,977										17,179
Stock issued as a result of exercise of warrants		16,835,017							84,440,020
Proceeds from exercises of warrants		2,500
Preferred stock dividend rate per annum					8.00%
Liquidation distribution percentage of issue price					200.00%					150.00%
Liquidation value						3,747							67,497
Initial conversion ratio					1					1
Conversion of convertible shares to ordinary shares	95,286,195							168,880,040
Issuance cost							575		500
Change in fair value of warrants											$ 676	$ 1,419
Redemption price										100.00%
Annual rate of return										6.00%
Redemption occurrence, number of senior management members left employment															4

Convertible Notes - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended		2 Months Ended	12 Months Ended			1 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Convertible Debt	Apr. 22, 2010 Convertible Debt	Dec. 31, 2010 Convertible Debt	Dec. 23, 2009 Convertible Debt	Mar. 03, 2011 Convertible Debt	Dec. 31, 2010 Convertible Debt	Dec. 31, 2009 Convertible Debt	Dec. 14, 2010 Convertible Debt	Dec. 23, 2009 Convertible Debt Minimum Employee	Dec. 23, 2009 Convertible Debt Maximum Employee	Dec. 14, 2010 Convertible Debt IPO	Dec. 23, 2009 Convertible Debt IPO
Debt Instrument [Line Items]
Convertible notes					$ 20,000	$ 9,000	$ 20,000	$ 29,000		$ 20,000
Proceeds from issuance of convertible notes, net of issuance cost		0	0	367							28,802
Issuance cost of convertible notes						367					198
Maturity date of notes payable								Dec 23, 2012
Maturity date of notes payable, extended date								Dec 23, 2015
Interest rate per annum								1.00%
Percentage of annual return due to redemption								10.00%							18.00%	18.00%
Default event, number of key managers ceased to perform management responsibilities													3	7
Conversion price, descriptions								Conversion Price = IPO Price or Company Sale Price / ((1+ 0.082254247%) (number of days lapsed between the date of the Notes and the IPO or Company Sale date)) 0.082254247% is the daily compound rate based on a 365-day year that would result in an annual return of 35%.
Daily compound rate								0.08%
Percentage of annual return to notes holder								35.00%
Embedded derivative, fair value						488		1,706				2,841
Debt discount						2,759		1,904
Interest expense on notes									654	4,418	63
Amortization of financing costs									19	133	62
Interest expense, coupon rate									635	4,285	1
Convertible note derivative, fair value												8,904
Loss due to change in fair value of embedded derivative					6,063					2,365
Convertible notes principal amount, converted	20,000						18,000		20,000
Conversion of convertible notes to ordinary shares	20,406,720						18,381,991		20,406,720
Fair value of convertible debt					20,511		20,511			20,511		17,159
Gain due to change in fair value of embedded derivative									$ 2,832

Employee Benefit Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Provision for employee benefits	$ 26,687	$ 20,188	$ 13,644

Statutory Reserves and Restricted Net Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retained Earnings Adjustments [Line Items]
Percentage of after tax profit allocated to general reserve	10.00%
Percentage of Reserve in respect of registered capital	50.00%
Appropriations to statutory reserves	$ 1,795	$ 3,961	$ 1,570
Aggregate amounts of capital and statutory reserves restricted	$ 134,264	$ 131,921

Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended												1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended			12 Months Ended		1 Months Ended					12 Months Ended	1 Months Ended		12 Months Ended																										1 Months Ended
	Dec. 13, 2012	Apr. 29, 2011	Mar. 31, 2011	Oct. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Maximum	Dec. 31, 2010 After Termination Because of Death or Disability	Dec. 31, 2010 After Last Day Of Employment For Reasons Other Than Death Or Disability Maximum	Dec. 31, 2010 After Last Day Of Employment For Reasons Other Than Death Or Disability Minimum	Dec. 31, 2011 Scenario 1	Dec. 31, 2011 Scenario 2	Dec. 31, 2011 Scenario 3	Dec. 31, 2011 Scenario 4	Dec. 31, 2012 Scenario 5	Aug. 31, 2011 MDCL	Dec. 31, 2012 Stock Options	Apr. 29, 2011 Nonvested Shares	Dec. 31, 2010 Nonvested Shares	Apr. 30, 2010 Nonvested Shares	Dec. 31, 2011 Nonvested Shares	Dec. 31, 2010 Nonvested Shares	Dec. 31, 2012 Nonvested Shares	Dec. 31, 2011 Nonvested Shares Maximum	Dec. 31, 2011 Nonvested Shares Minimum	Aug. 31, 2011 Nonvested Shares MDCL	Mar. 31, 2009 Nonvested Shares MDCL	Nov. 30, 2010 Performance Shares	Jun. 30, 2010 Performance Shares	Apr. 18, 2010 Performance Shares	Dec. 31, 2010 Performance Shares	Oct. 31, 2010 Performance Shares Transaction Date 01	Oct. 31, 2010 Performance Shares Transaction Date 02	Dec. 31, 2012 Employee Stock Option	Dec. 31, 2011 Employee Stock Option	Dec. 31, 2010 Employee Stock Option	Dec. 31, 2011 Employee Stock Option Maximum	Dec. 31, 2011 Employee Stock Option Minimum	Dec. 31, 2012 Non Employee Stock Options	Dec. 31, 2011 Non Employee Stock Options	Dec. 31, 2010 Non Employee Stock Options	Dec. 31, 2011 Non Employee Stock Options Maximum	Dec. 31, 2010 Non Employee Stock Options Maximum	Dec. 31, 2011 Non Employee Stock Options Minimum	Dec. 31, 2010 Non Employee Stock Options Minimum	Dec. 31, 2012 Share Units	Dec. 31, 2011 Share Units	Dec. 31, 2012 Share Units Employee and Director Awards	Dec. 31, 2011 Share Units Employee and Director Awards	Dec. 31, 2012 Share Units Non Employee	Dec. 31, 2011 Share Units Non Employee	Dec. 31, 2012 Restricted Shares	Dec. 31, 2011 Restricted Shares	Dec. 31, 2007 2005 Stock Incentive Plan	Dec. 31, 2006 2005 Stock Incentive Plan	Nov. 30, 2005 2005 Stock Incentive Plan	Mar. 01, 2008 2008 Stock Incentive Plan	Dec. 17, 2009 2009 Stock Incentive Plan	Nov. 25, 2010 2010 Stock Incentive Plan	Dec. 13, 2012 Stock Option Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares approved for reserve under incentive plan																																																									19,579,549	40,689,554	52,324,472	7,500,000
Share options granted																																			6,642,000	10,250,672	17,702,215			1,000,000	501,125	3,978,000													8,445,500	11,116,500
Percentage of automatic increase in shares on January 1 of each year during the term of the Plan								2.50%
Increase in ordinary shares, per year							20,000,000
Option exercise period									12 months	60 days	30 days
Share options granted, exercise price					$ 0.4	$ 1.3	$ 0.7																												$ 0.41		$ 0.65	$ 1.98	$ 0.5	$ 0.41			$ 0.65	$ 1.24	$ 0.3	$ 0.65
Percentage of award vesting immediately on date of grant																		100.00%	25.00%
Percentage of award vesting on each anniversary from date of grant		25.00%										25.00%	33.33%	50.00%				25.00%
Percentage of award vesting on the first anniversary from date of grant															100.00%			25.00%
Percentage of award vesting in remaining period																		75.00%
Award vesting period		4 years																36 months	4 years
Award vesting period after first anniversary																		35 months
Options previously granted, exercise price modified, shares																																																													8,910,750
Number of trading days	30 days
Total incremental share-based compensation	$ 909				$ 909
Incremental share based compensation recognized					330
Share options, exercised				80,000	4,882,420	12,078,146	80,000
Total intrinsic value of options exercised					524	12,369	116
Share based compensation					11,120	9,331	8,546														8	7	50												5,061	4,778	3,077			355	2,015	999							3,365	2,159	2,094	175	245
Employee and non employee unrecognized compensation expense					7,798
Unrecognized compensation expense, period of recognition					1 year 3 months 18 days																																										2 years 8 months 23 days
Employment termination period from share grant date																									36 months	24 months
Grants in period																			665,999									180,031																			10,280,840	8,157,581	4,947,730	5,803,607	5,333,110	2,353,974		665,999
Number of shares vested																					36,209
Treasury shares issued				1,161,000																		36,209											461,000	700,000
Required service period to issue a variable number of ordinary shares																					24 months							24 months
Numerator used to replace number of unvested shares with obligation to issue variable number of ordinary shares																					68
Reclassification of share-based compensation to liability, previously recorded within equity																					40
Share based compensation liability																				62
Shares issued in connection with acquisition																	152,863										152,863
Unrecognized compensation expense
Percentage of award vesting on each end of quarter from date of grant																25.00%
Total intrinsic value of share units vested
Employee and non employee unrecognized compensation expense stock options																																															5,672
Shares issued in period																														2,760,870	1,739,130	4,500,000
Shares issued, per share																														$ 0.64	$ 0.54
Fair value of shares																																2,706
Shares authorized to be issued																																1,000,000
Recognized compensation expense					11,120	9,331	8,546																									640
Treasury shares sold, per share																																	$ 0.51	$ 0.3
Shares issued for consultants			324,849																										324,849
Recognized compensation expense																													$ 191

Summary of Share Options Granted (Detail) (USD $)	1 Months Ended	12 Months Ended				72 Months Ended
	Dec. 13, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		7,642,000		10,751,797	21,680,215	106,900,979
Exercise price per option	$ 0.43
Stock Options1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec 15, 2006
Options granted		11,116,500
Exercise price per option		0.3
Stock Options 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Apr 1, 2007
Options granted		8,445,500
Exercise price per option		0.3
Stock Options 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Apr 1, 2008
Options granted		11,382,303
Exercise price per option		0.3
Stock Options 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec 20, 2008
Options granted		9,131,962
Exercise price per option		0.3
Stock Options 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Sep 1, 2009
Options granted		590,000
Exercise price per option		0.5
Stock Options 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec 23, 2009
Options granted		26,160,702
Exercise price per option		0.5
Stock Options 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Aug 1, 2010
Options granted		16,347,380
Exercise price per option		0.65
Stock Options 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Sep 15, 2010
Options granted		4,932,835
Exercise price per option		0.65
Intrinsic value per option at the grant dates		0.48
Stock Options 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Nov 19, 2010
Options granted		400,000
Exercise price per option		1.24
Stock Options 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Apr 29, 2011
Options granted		492,500
Exercise price per option		0.43	[1]
Stock Options 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Jun 27, 2011
Options granted		9,218,172
Exercise price per option		0.43	[1]
Stock Options 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Jun 27, 2011
Options granted		1,125
Exercise price per option		0.3
Intrinsic value per option at the grant dates		1.06
Stock Options 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Oct 7, 2011
Options granted		500,000
Exercise price per option		0.65
Stock Options 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Nov 11, 2011
Options granted		400,000
Exercise price per option		0.43	[1]
Stock Options 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Nov 22, 2011
Options granted		90,000
Exercise price per option		0.43	[1]
Stock Options 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec 31, 2011
Options granted		50,000
Exercise price per option		0.5
Intrinsic value per option at the grant dates		0.38
Stock Options 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date		Dec 13, 2012
Options granted		7,642,000
Exercise price per option		0.41

[1]	On December 13, 2012, the Group's Compensation Committee approved to amend the terms of the exercise price for options previously granted. The exercise price was set at $0.43 which was the greater of (i) the per-share closing price of the Company's ordinary shares on December 13, 2012 or (ii) the average of the per-share closing prices over the period of 30 trading days ended on December 13, 2012.

Summary of Share Options Granted (Parenthetical) (Detail) (USD $)	1 Months Ended
Dec. 13, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per option	$ 0.43
Number of trading days	30 days

Share Options Activity (Detail) (USD $)	1 Months Ended		12 Months Ended				72 Months Ended
	Nov. 15, 2011	Oct. 31, 2010	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012
Number of options
Outstanding at beginning of year			80,477,703	84,974,660		66,120,217
Granted			7,642,000	10,751,797		21,680,215	106,900,979
Exercised		(80,000)	(4,882,420)	(12,078,146)		(80,000)
Forfeited			(1,852,450)	(2,948,108)		(2,745,772)
Modified	(222,500)			(222,500)	[1]
Outstanding at end of year			81,384,833	80,477,703		84,974,660	81,384,833
Vested and expect to vest			78,510,449	76,624,160			78,510,449
Weighted average exercise price per option
Outstanding at beginning of year				$ 0.5		$ 0.4
Granted			$ 0.4	$ 1.3		$ 0.7
Exercised			$ 0.3	$ 0.3		$ 0.4
Forfeited			$ 0.7	$ 0.5		$ 0.4
Modified				$ 2	[1]
Outstanding at end of year			$ 0.5			$ 0.5	$ 0.5
After Remeasurement
Weighted average exercise price per option
Outstanding at end of year				$ 0.5	[2]
Before Remeasurement
Weighted average exercise price per option
Outstanding at end of year				$ 0.6	[2]

[1]	On November 15, 2011, 222,500 share options granted to certain employees on April 29, 2011 were modified to restricted share units. The incremental cost is $0.67 per share.
[2]	On December 13, 2012, the Group's Compensation Committee approved to amend the terms of the exercise price for options previously granted in 2011, and as a result, the weighted average exercise price per option was recalculated as $0.5 as of December 31, 2011, compared to $0.6 before the remeasurement.

Share Options Activity (Parenthetical) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 15, 2011	Dec. 31, 2011		Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Share Based Compensation [Line Items]
Share options granted to certain employees that were modified to restricted share units	222,500	222,500	[1]
Incremental cost per share due to modification	$ 0.67
Share based compensation weighted average exercise price				$ 0.5	$ 0.5	$ 0.4
After Remeasurement
Share Based Compensation [Line Items]
Share based compensation weighted average exercise price		$ 0.5	[2]
Before Remeasurement
Share Based Compensation [Line Items]
Share based compensation weighted average exercise price		$ 0.6	[2]

[1]	On November 15, 2011, 222,500 share options granted to certain employees on April 29, 2011 were modified to restricted share units. The incremental cost is $0.67 per share.
[2]	On December 13, 2012, the Group's Compensation Committee approved to amend the terms of the exercise price for options previously granted in 2011, and as a result, the weighted average exercise price per option was recalculated as $0.5 as of December 31, 2011, compared to $0.6 before the remeasurement.

Summary of Share Options Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Stock Options1	Dec. 31, 2012 Stock Options 2	Dec. 31, 2012 Stock Options 3	Dec. 31, 2012 Stock Options 4	Dec. 31, 2012 Stock Options 5	Dec. 31, 2012 Stock Options 6	Dec. 31, 2012 Stock Options 7	Dec. 31, 2012 Stock Options 8	Dec. 31, 2012 Stock Options 9	Dec. 31, 2012 Stock Options 10	Dec. 31, 2012 Stock Options 11	Dec. 31, 2012 Stock Options 13	Dec. 31, 2012 Stock Options 14	Dec. 31, 2012 Stock Options 15	Dec. 31, 2012 Stock Options 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date					Dec 15, 2006	Apr 1, 2007	Apr 1, 2008	Dec 20, 2008	Sep 1, 2009	Dec 23, 2009	Aug 1, 2010	Sep 15, 2010	Nov 19, 2010	Apr 29, 2011	Jun 27, 2011	Oct 7, 2011	Nov 11, 2011	Nov 22, 2011	Dec 13, 2012
Number outstanding	81,384,833	80,477,703	84,974,660	66,120,217	6,529,500	6,246,270	7,194,000	3,381,250	537,500	21,307,727	13,802,998	4,932,835	400,000	200,000	8,240,753	500,000	400,000	70,000	7,642,000
Weighted average remaining contractual term					4 years	4 years 3 months 29 days	5 years 3 months 29 days	6 years	6 years 9 months	7 years	7 years 9 months	7 years 9 months	7 years 10 months 17 days	8 years 3 months 29 days	8 years 5 months 27 days	8 years 9 months 7 days	8 years 10 months 2 days	8 years 10 months 21 days	9 years 11 months 12 days
Exercise price per option					$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.5	$ 0.5	$ 0.65	$ 0.65	$ 1.24	$ 0.43	$ 0.43	$ 0.65	$ 0.43	$ 0.43	$ 0.41
Aggregate intrinsic value as of December 31, 2012	$ 3,087				$ 823	$ 787	$ 906	$ 426											$ 145
Number exercisable	55,601,634				6,529,500	6,246,270	7,194,000	3,381,250	430,000	16,391,357	8,467,514	2,959,701	200,000	83,333	3,090,282	500,000	108,333	20,093
Weighted average remaining contractual term					4 years	4 years 3 months 29 days	5 years 3 months 29 days	6 years	6 years 9 months	7 years	7 years 9 months	7 years 9 months	7 years 10 months 17 days	8 years 3 months 29 days	8 years 5 months 27 days	8 years 9 months 7 days	8 years 10 months 2 days	8 years 10 months 21 days	9 years 11 months 12 days
Exercise price per option					$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.5	$ 0.5	$ 0.65	$ 0.65	$ 1.24	$ 0.43	$ 0.43	$ 0.65	$ 0.43	$ 0.43	$ 0.41
Aggregate intrinsic value as of December 31, 2012	$ 2,942				$ 823	$ 787	$ 906	$ 426

Range of Fair Value of Options as of Their Respective Grant Dates (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options	$ 0.19	$ 0.43	$ 0.36
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options		$ 1.18	$ 0.76

Black-Scholes Option Pricing Model Used in Estimation of Fair Value of Option (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return			1.94%
Risk-free interest rate of return, minimum	0.89%	1.09%
Risk-free interest rate of return, maximum		1.43%
Volatility, minimum	57.40%	55.30%	57.00%
Volatility, maximum		58.90%	61.20%
Dividend yield
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 1 month 6 days	5 years	5 years 3 months 18 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		10 years	10 years

Summary of Nonvested Shares Granted (Detail) (Nonvested Shares)	12 Months Ended
Dec. 31, 2010
Nonvested Shares
Average nonvested ordinary shares granted
Beginning Balance	425,447
Modification to certain share-based compensation arrangement	(143,822) [1]
Vested	(281,625)

[1]	At the time of the acquisition of MDCL in March 2009, the Group entered into arrangements with certain selling shareholders in MDCL who became employees whereby such employees were to receive 180,031 shares which vested at the end of a service period of 24 months from the date of the acquisition.

Summary of Nonvested Shares Granted (Parenthetical) (Detail) (Nonvested Shares)	1 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Mar. 31, 2009 MDCL
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted to employees	665,999		180,031
Requisite service period from date of acquisition		24 months	24 months

Summary of Share Units Granted (Detail) (Share Units, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share Units
Number of share units
Beginning Balance	8,149,498
Granted	10,280,840	8,157,581
Vested	(6,803,641)	(100,000)
Forfeited	(531,641)	(130,583)
Modified		222,500
Ending Balance	11,095,056	8,149,498
Expect to vest at end of year	10,635,646	7,444,097
Weighted average grant date fair value
Beginning Balance	$ 1.01
Granted	$ 0.55	$ 1.01
Vested	$ 0.98	$ 1.54
Forfeited	$ 0.95	$ 1.1
Modified		$ 1.06
Ending Balance	$ 0.61	$ 1.01

Summary of Restricted Share Granted (Detail) (Restricted Shares, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Shares
Number of share
Beginning Balance	665,999
Granted		665,999
Forfeited	(206,893)
Vested	(163,870)
Ending Balance	295,236	665,999
Expect to vest at end of year	259,808	586,079
Weighted average grant date fair value
Beginning Balance	$ 1.98
Granted		$ 1.98
Forfeited	$ 1.98
Vested	$ 1.98
Ending Balance	$ 1.98	$ 1.98

Stock-Based Compensation Expense Related to Stock Options and Stock Units (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	$ 11,120	$ 9,331	$ 8,546
Cost of revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	509	307	175
General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	8,972	7,611	8,091
Selling and marketing expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	1,441	1,225	273
Research and development expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	$ 198	$ 188	$ 7

Contingent Consideration Payables (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 2,280	$ 4,076
Total	2,280	4,076
Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	2,280	4,076
Total	$ 2,280	$ 4,076

Movement of Balances of Group's Contingent Consideration Payables in Level 3 (Detail) (Significant Unobservable Inputs, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 4,076	$ 9,564
Initial recognition of contingent consideration in connection with acquisitions	2,963	2,238
Realized loss included in earnings	911	4,969
Transfers out to deferred consideration	(3,252)
Foreign exchange differences	53
Ending balance	2,280	4,076
Contingent Consideration Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Settlements	(2,471)	(3,729)
Share Based Compensation Liability
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Settlements		(62)
Conversion Right Feature Of Convertible Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Settlements		$ (8,904)

Assumptions Used to Value Fair Value of Conversion Right Feature of Convertible Notes Using Binomial Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 14, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-fee rate of return	1.20%	1.17%
Expected remaining contractual life of the warrants	11 months 12 days	1 year
Volatility	41.00%	42.00%
Expected dividend yield

Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest [Line Items]
Beginning balance	$ 1,599		$ 1,006	$ 495
Net (loss) income	(27)		151	(438)
Capital contribution from noncontrolling shareholder	1,279
Deconsolidation of Wuxi iCarnegie				67
Acquisition of noncontrolling interest	38	[1]		15	[2]
Foreign currency translation adjustment	22		60	39
Ending balance	2,911		1,599	1,006
Noncontrolling interest acquired in connection with the acquisitions of iHealthStone			(14)
Capital contribution from noncontrolling shareholder of Guodian
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder				586
Capital contribution from noncontrolling shareholder of Jiewen
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder				242
Capital contribution from noncontrolling shareholder of iHealthStone
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder			46
Capital contribution from noncontrolling shareholder of iSS-iSYS
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder			350
iSoftStone Korea
Noncontrolling Interest [Line Items]
Beginning balance				(18)
Net (loss) income				(1)
Acquisition of noncontrolling interest				15	[2]
Foreign currency translation adjustment				4
Jiewen
Noncontrolling Interest [Line Items]
Beginning balance	259		287
Net (loss) income	(6)		(40)	37
Foreign currency translation adjustment	5		12	8
Ending balance	258		259	287
Jiewen | Capital contribution from noncontrolling shareholder of Jiewen
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder				242
Guodian
Noncontrolling Interest [Line Items]
Beginning balance	986		719
Net (loss) income	123		225	110
Foreign currency translation adjustment	10		42	23
Ending balance	1,119		986	719
Guodian | Capital contribution from noncontrolling shareholder of Guodian
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder				586
Wuxi iCarnegie
Noncontrolling Interest [Line Items]
Beginning balance				513
Net (loss) income				(584)
Deconsolidation of Wuxi iCarnegie				67
Foreign currency translation adjustment				4
iHealthStone
Noncontrolling Interest [Line Items]
Net (loss) income	(38)		(32)
Acquisition of noncontrolling interest	38	[1]
Noncontrolling interest acquired in connection with the acquisitions of iHealthStone			(14)
iHealthStone | Capital contribution from noncontrolling shareholder of iHealthStone
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder			46
iSS-iSYS
Noncontrolling Interest [Line Items]
Beginning balance	354
Net (loss) income	(28)		(2)
Foreign currency translation adjustment	3		6
Ending balance	329		354
iSS-iSYS | Capital contribution from noncontrolling shareholder of iSS-iSYS
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder			350
SZ- Information
Noncontrolling Interest [Line Items]
Net (loss) income	(78)
Capital contribution from noncontrolling shareholder	1,279
Foreign currency translation adjustment	4
Ending balance	$ 1,205

[1]	In July 2012, the Company paid $9 to acquire the noncontrolling interest in iHealthStone. After the acquisition, iHealthStone becomes a wholly owned subsidiary of the Company.
[2]	In July 2010, the Company paid $30 to acquire the noncontrolling interest in iSoftStone Korea. After the acquisition, iSoftStone Korea becomes a wholly owned subsidiary of the Company.

Noncontrolling Interest (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Jul. 31, 2010 iSoftStone Korea	Jul. 31, 2012 iHealthStone
Noncontrolling Interest [Line Items]
Payments to acquire noncontrolling interest	$ 9	$ 30	$ 30	$ 9

Amounts Due from Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from related parties	$ 3,838		$ 1,591
iSoftStone Technologies Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	83	[1]	91	[1]
Wuxi iCarnegie
Related Party Transaction [Line Items]
Amounts due from related parties	2,521	[2]	1,470	[2]
Shenke
Related Party Transaction [Line Items]
Amounts due from related parties	7		7
Wuxi IoT
Related Party Transaction [Line Items]
Amounts due from related parties	156		23
iSS-Foshan
Related Party Transaction [Line Items]
Amounts due from related parties	$ 1,071	[3]

[1]	Amount due from iSoftStone Technologies Co., Ltd. represented a loan extended to iSoftStone Technologies Co., Ltd. by the Group. The loan amount is unsecured and bearing interest at 2.5% per annum.
[2]	Amount due from Wuxi iCarnegie as of December 31, 2012 represented an unsecured loan of $520 extended to Wuxi iCarnegie by the Group with interest of 4.86% per annum and the course and training fee of $1,707 paid by the Group on behalf of Wuxi iCarnegie, and other prepayment on behalf of Wuxi iCarnegie of $294.
[3]	Amount due from iSS-Foshan mainly represented project receivables.

Amounts Due from Related Parties (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from related parties	$ 3,838		$ 1,591
iSoftStone Technologies Co., Ltd.
Related Party Transaction [Line Items]
Unsecured Loan, Interest Rate	2.50%
Amounts due from related parties	83	[1]	91	[1]
Wuxi iCarnegie
Related Party Transaction [Line Items]
Amounts due from related parties	2,521	[2]	1,470	[2]
Wuxi iCarnegie | Unsecured Debt
Related Party Transaction [Line Items]
Unsecured Loan, Interest Rate	4.86%
Amounts due from related parties	520
Wuxi iCarnegie | Course and Training Fee
Related Party Transaction [Line Items]
Amounts due from related parties	1,707
Wuxi iCarnegie | Other Prepayment
Related Party Transaction [Line Items]
Amounts due from related parties	$ 294

[1]	Amount due from iSoftStone Technologies Co., Ltd. represented a loan extended to iSoftStone Technologies Co., Ltd. by the Group. The loan amount is unsecured and bearing interest at 2.5% per annum.
[2]	Amount due from Wuxi iCarnegie as of December 31, 2012 represented an unsecured loan of $520 extended to Wuxi iCarnegie by the Group with interest of 4.86% per annum and the course and training fee of $1,707 paid by the Group on behalf of Wuxi iCarnegie, and other prepayment on behalf of Wuxi iCarnegie of $294.

Amounts Due to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due to related parties	$ 8	$ 94
Wuxi iCarnegie
Related Party Transaction [Line Items]
Amounts due to related parties	$ 8	$ 94

Sales to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Sales to related parties	$ 1,695	$ 563	$ 253
Boxin
Related Party Transaction [Line Items]
Sales to related parties		520	225
Wuxi iCarnegie
Related Party Transaction [Line Items]
Sales to related parties	43		28
Wuxi IoT
Related Party Transaction [Line Items]
Sales to related parties	51	23
Shenke
Related Party Transaction [Line Items]
Sales to related parties		20
iSS-Foshan
Related Party Transaction [Line Items]
Sales to related parties	1,586
Chengdu-Medical
Related Party Transaction [Line Items]
Sales to related parties	$ 15

Purchase from Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Purchase from related parties	$ 292		$ 1,312		$ 357
Wuxi iCarnegie
Related Party Transaction [Line Items]
Purchase from related parties	292	[1]	1,159	[1]	357	[1]
iSoftStone Technologies Co., Ltd.
Related Party Transaction [Line Items]
Purchase from related parties			$ 153

[1]	The purchase from Wuxi iCarnegie in 2012 is mainly related to subcontracting cost.

Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of operating segments	1

Summary of Groups Net Revenues and Long Lived Assets in Different Geographic Locations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 381,144	[1]	$ 283,417	[1]	$ 196,975	[1]
Long-lived assets	119,196	[2]	99,564	[2]	45,192	[2]
China (Mainland, Hong Kong and Taiwan)
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	243,969	[1]	165,525	[1]	110,077	[1]
Long-lived assets	98,638	[2]	80,388	[2]	28,660	[2]
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	86,367	[1]	71,371	[1]	53,588	[1]
Long-lived assets	17,422	[2]	18,985	[2]	16,306	[2]
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	23,315	[1]	24,328	[1]	20,409	[1]
Long-lived assets	159	[2]	191	[2]	226	[2]
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	25,048	[1]	21,370	[1]	12,742	[1]
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	2,445	[1]	823	[1]	159	[1]
Long-lived assets	$ 2,977	[2]

[1]	Net revenues are presented by headquarters location of the Group's clients.
[2]	Long-lived assets are presented by the operating location of the subsidiaries of the Group.

Summary of Groups Net Revenue by Service Lines (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue from External Customer [Line Items]
Net revenues	$ 381,144	[1]	$ 283,417	[1]	$ 196,975	[1]
IT Services
Revenue from External Customer [Line Items]
Net revenues	240,753		195,142		134,872
Consulting and Solution services
Revenue from External Customer [Line Items]
Net revenues	127,227		76,039		54,327
Business process outsourcing services
Revenue from External Customer [Line Items]
Net revenues	$ 13,164		$ 12,236		$ 7,776

[1]	Net revenues are presented by headquarters location of the Group's clients.

Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Operating lease, expiry date	2022
Rental expense under operating leases	$ 16,699	$ 12,350	$ 8,309

Future Minimum Lease Payments under Non Cancelable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 14,359
2014	12,274
2015	10,413
2016	9,369
2017	9,178
Thereafter	56,169
Operating Leases, Future Minimum Payments Due, Total	$ 111,762

Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Jul. 31, 2012 Shenzhen Branch	Sep. 30, 2012 Shenzhen Branch	Dec. 31, 2012 iCarnegie-iSoftStone training center
Contingent Liabilities [Line Items]
Damages sought amount	$ 900		$ 5,889
Ownership interest			20.00%
Compensatory damages, counterclaim		$ 869

Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2012 Huawei	Dec. 31, 2012 Shanghai Kangshi	Dec. 31, 2011 Shanghai Kangshi	Dec. 31, 2010 Shanghai Kangshi	Dec. 31, 2012 Adventier	Jul. 31, 2011 Adventier	Jun. 23, 2012 Abovenet	Jan. 31, 2013 Subsequent Event Shanghai Kangshi	Apr. 30, 2013 Subsequent Event Adventier	Mar. 31, 2013 Subsequent Event Abovenet
Subsequent Event [Line Items]
Total capital amount in entity	$ 16,051
Percentage of equity interest of entity	75.00%	25.00%
Cash paid for acquisition			$ 1,440	$ 2,620	$ 1,867	$ 2,540	$ 3,555	$ 929	$ 565	$ 1,124	$ 554

Financial Information of Parent Company Balance Sheets (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2011 Parent Company USD ($)	Dec. 31, 2010 Parent Company USD ($)	Dec. 31, 2009 Parent Company USD ($)
Current assets:
Cash	$ 116,597,000	531,962,381	$ 101,196,000	473,192,669	$ 181,080,000	350,501,290	$ 55,138,000	$ 7,226,000	$ 12,323,000	$ 121,409,000	$ 24,604,000
Prepaid expenses and other current assets	14,019,000		18,994,000					162,000	2,450,000
Amounts due from related parties	3,838,000		1,591,000					37,933,000	43,688,000
Total current assets	347,314,000		278,492,000					45,321,000	58,461,000
Investment in subsidiaries and VIE								288,603,000	241,769,000
Total assets	466,510,000		378,056,000					333,924,000	300,230,000
Current liabilities:
Accrued expenses and other current liabilities	32,839,000		31,372,000					1,069,000	930,000
Amounts due to related parties	8,000		94,000					2,278,000	5,435,000
Deferred consideration in connection with business acquisitions	2,480,000		3,488,000					103,000	103,000
Total current liabilities	129,478,000		79,859,000					3,450,000	6,468,000
Other non-current liabilities	401,000		602,000					401,000	602,000
Total liabilities	133,526,000		83,297,000					3,851,000	7,070,000
iSoftStone Holdings Limited shareholders' equity:
Ordinary shares ($0.0001 par value, 1,000,000,000 and 1,000,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 557,682,406 and 569,206,989 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	57,000		56,000					57,000	56,000
Treasury shares	(773,000)		(773,000)					(773,000)	(773,000)
Shares to be issued	1,262,000		1,262,000					1,262,000	1,262,000
Additional paid-in capital	294,909,000		282,134,000					294,909,000	282,134,000
Accumulated other comprehensive income	17,747,000		15,719,000					17,747,000	15,719,000
(Accumulated deficit) retained earnings	5,412,000		(14,902,000)					16,871,000	(5,238,000)
Total equity	332,984,000		294,759,000		225,430,000		19,085,000	330,073,000	293,160,000
Total liabilities and equity	$ 466,510,000		$ 378,056,000					$ 333,924,000	$ 300,230,000

Financial Information of Parent Company Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	569,206,989	557,682,406
Ordinary shares, shares outstanding	569,206,989	557,682,406	130,902,853
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	569,206,989	557,682,406
Ordinary shares, shares outstanding	569,206,989	557,682,406

Financial Information of Parent Company Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	$ (251,540)	$ (181,121)	$ (125,689)
Operating expenses:
General and administrative expenses	(63,279)	(50,768)	(44,277)
Selling and marketing expenses	(32,855)	(27,685)	(17,468)
Research and development expenses	(4,951)	(3,684)	(3,852)
Total operating expenses	(101,085)	(82,137)	(65,597)
Changes in fair value of contingent consideration in connection with business combination	(1,118)	(4,969)	28
Income (loss) from operations	28,280	17,354	10,327
Interest income	775	1,118	180
Interest expense	(1,966)	(1,424)	(5,742)
Changes in fair value of convertible notes derivatives		2,832	(8,428)
Net (loss) income attributable to iSoftStone Holdings Limited	22,109	18,845	(3,182)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	(509)	(307)	(175)
Operating expenses:
General and administrative expenses	(11,491)	(9,263)	(8,581)
Selling and marketing expenses	(1,442)	(1,225)	(273)
Research and development expenses	(198)	(188)	(7)
Total operating expenses	(13,131)	(10,676)	(8,861)
Changes in fair value of contingent consideration in connection with business combination			(49)
Other operating income	1,068	193
Income (loss) from operations	(12,572)	(10,790)	(9,085)
Interest income	175	430	62
Interest expense		(654)	(4,418)
Changes in fair value of convertible notes derivatives		2,832	(8,428)
Net loss before income from subsidiaries and VIE	(12,397)	(8,182)	(21,869)
Income from subsidiaries and VIE	34,506	27,027	18,687
Net (loss) income attributable to iSoftStone Holdings Limited	$ 22,109	$ 18,845	$ (3,182)

Financial Information of Parent Company Statements of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net (loss) income	$ 22,082	$ 18,996	$ (3,620)
Other comprehensive income, net of tax of nil: Change in cumulative foreign currency translation adjustment	2,050	8,865	3,157
Comprehensive (loss) income	24,132	27,861	(463)
Less: comprehensive (loss) income attributed to the noncontrolling interest	(5)	211	(399)
Comprehensive (loss) income attributed to iSoftStone Holdings Limited	24,137	27,650	(64)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net (loss) income	22,109	18,845	(3,182)
Other comprehensive income, net of tax of nil: Change in cumulative foreign currency translation adjustment	2,028	8,805	3,118
Comprehensive (loss) income	24,137	27,650	(64)
Less: comprehensive (loss) income attributed to the noncontrolling interest
Comprehensive (loss) income attributed to iSoftStone Holdings Limited	$ 24,137	$ 27,650	$ (64)

Financial Information of Parent Company Statements of Changes in Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended																																	12 Months Ended			12 Months Ended
	Oct. 31, 2010	Jun. 30, 2010	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Series B Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Dec. 31, 2010 Convertible Preferred Stock	Dec. 31, 2010 Convertible Preferred Stock	Dec. 31, 2010 Convertible Notes	Dec. 31, 2010 Ascend	Dec. 31, 2011 Employees and Consultants	Dec. 31, 2010 Employees and Consultants	Dec. 31, 2011 MDCL	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company	Dec. 31, 2010 Parent Company Series B Preferred Stock	Dec. 31, 2010 Parent Company Convertible Preferred Stock	Dec. 31, 2010 Parent Company Convertible Notes	Dec. 31, 2010 Parent Company Ascend	Dec. 31, 2010 Parent Company Jiefeng	Dec. 31, 2010 Parent Company Employees and Consultants	Dec. 31, 2011 Parent Company MDCL	Dec. 31, 2012 Ordinary Shares	Dec. 31, 2011 Ordinary Shares	Dec. 31, 2010 Ordinary Shares	Dec. 31, 2010 Ordinary Shares Convertible Preferred Stock	Dec. 31, 2010 Ordinary Shares Convertible Notes	Dec. 31, 2010 Ordinary Shares Ascend	Dec. 31, 2011 Ordinary Shares Employees and Consultants	Dec. 31, 2011 Ordinary Shares MDCL	Dec. 31, 2012 Ordinary Shares Parent Company	Dec. 31, 2011 Ordinary Shares Parent Company	Dec. 31, 2010 Ordinary Shares Parent Company	Dec. 31, 2010 Ordinary Shares Parent Company Convertible Preferred Stock	Dec. 31, 2010 Ordinary Shares Parent Company Convertible Notes	Dec. 31, 2010 Ordinary Shares Parent Company Ascend	Dec. 31, 2011 Ordinary Shares Parent Company MDCL	Dec. 31, 2012 Series A convertible preference shares	Dec. 31, 2009 Series A convertible preference shares	Dec. 31, 2010 Series A convertible preference shares Convertible Preferred Stock	Dec. 31, 2012 Series A convertible preference shares Parent Company	Dec. 31, 2009 Series A convertible preference shares Parent Company	Dec. 31, 2010 Series A convertible preference shares Parent Company Convertible Preferred Stock	Dec. 31, 2012 Treasury shares	Dec. 31, 2010 Treasury shares	Dec. 31, 2011 Treasury shares Jiefeng	Dec. 31, 2011 Treasury shares Kebao	Dec. 31, 2012 Treasury shares Parent Company	Dec. 31, 2010 Treasury shares Parent Company	Dec. 31, 2011 Treasury shares Parent Company Jiefeng	Dec. 31, 2011 Treasury shares Parent Company Kebao	Dec. 31, 2012 Shares to be issued	Dec. 31, 2010 Shares to be issued	Dec. 31, 2011 Shares to be issued Jiefeng	Dec. 31, 2011 Shares to be issued Employees and Consultants	Dec. 31, 2010 Shares to be issued Employees and Consultants	Dec. 31, 2011 Shares to be issued Kebao	Dec. 31, 2011 Shares to be issued MDCL	Dec. 31, 2012 Shares to be issued Parent Company	Dec. 31, 2011 Shares to be issued Parent Company	Dec. 31, 2010 Shares to be issued Parent Company	Dec. 31, 2011 Shares to be issued Parent Company Jiefeng	Dec. 31, 2010 Shares to be issued Parent Company Jiefeng	Dec. 31, 2010 Shares to be issued Parent Company Employees and Consultants	Dec. 31, 2011 Shares to be issued Parent Company Kebao	Dec. 31, 2011 Shares to be issued Parent Company MDCL	Dec. 31, 2012 Additional paid-in capital	Dec. 31, 2011 Additional paid-in capital	Dec. 31, 2010 Additional paid-in capital	Dec. 31, 2010 Additional paid-in capital Convertible Preferred Stock	Dec. 31, 2010 Additional paid-in capital Convertible Notes	Dec. 31, 2010 Additional paid-in capital Ascend	Dec. 31, 2011 Additional paid-in capital Jiefeng	Dec. 31, 2011 Additional paid-in capital Employees and Consultants	Dec. 31, 2011 Additional paid-in capital Kebao	Dec. 31, 2011 Additional paid-in capital MDCL	Dec. 31, 2012 Additional paid-in capital Parent Company	Dec. 31, 2011 Additional paid-in capital Parent Company	Dec. 31, 2010 Additional paid-in capital Parent Company	Dec. 31, 2010 Additional paid-in capital Parent Company Convertible Preferred Stock	Dec. 31, 2010 Additional paid-in capital Parent Company Convertible Notes	Dec. 31, 2010 Additional paid-in capital Parent Company Ascend	Dec. 31, 2011 Additional paid-in capital Parent Company Jiefeng	Dec. 31, 2011 Additional paid-in capital Parent Company Kebao	Dec. 31, 2011 Additional paid-in capital Parent Company MDCL	Dec. 31, 2012 Retained earnings (Accumulated deficit) Parent Company	Dec. 31, 2011 Retained earnings (Accumulated deficit) Parent Company	Dec. 31, 2010 Retained earnings (Accumulated deficit) Parent Company	Dec. 31, 2010 Retained earnings (Accumulated deficit) Parent Company Series B Preferred Stock	Dec. 31, 2012 Accumulated other comprehensive income (loss)	Dec. 31, 2011 Accumulated other comprehensive income (loss)	Dec. 31, 2010 Accumulated other comprehensive income (loss)	Dec. 31, 2012 Accumulated other comprehensive income (loss) Parent Company	Dec. 31, 2011 Accumulated other comprehensive income (loss) Parent Company	Dec. 31, 2010 Accumulated other comprehensive income (loss) Parent Company
Beginning Balance (in shares)																										557,682,406	523,953,829	130,902,853						557,682,406	523,953,829	130,902,853						95,286,195			95,286,195
Beginning Balance				$ 293,160												$ 293,160	$ 224,424	$ 18,590																$ 56	$ 52	$ 13									$ 14,150						$ (773)											$ 1,262	$ 1,571	$ 179																$ 282,134	$ 241,213	$ 18,768							$ (5,238)	$ (24,083)	$ (18,316)					$ 15,719	$ 6,914	$ 3,796
Accretion of series B convertible redeemable preference shares								(2,585)											(2,585)																																																																									(2,585)
Investment by a subsidiary in parent company						(2,000)												(2,000)																														(2,000)				(2,000)
Issuance of ordinary shares in a share-based compensation arrangement (Note 22) (in shares)		4,500,000	4,500,000																								665,999	4,500,000							665,999	4,500,000
Issuance of ordinary shares in a share-based compensation arrangement (Note 22)						2,706												2,706										1								1																																				2,705										2,705
Vesting of nonvested shares (to be issued)																																																								51								51								(51)										(51)
Share-based compensation				11,120	9,322	4,745										11,120	9,322	4,745																																																				11,120	9,322	4,745								11,120	9,322	4,745
Reclassification to liability in connection with modification of certain nonvested shares						(40)												(40)																																																						(40)										(40)
Issuance of ordinary shares in connection with exercise of options and vesting of share units (in shares)																										11,686,061	12,178,146							11,686,061	12,178,146
Issuance of ordinary shares in connection with exercise of options and vesting of share units				1,656	4,248											1,656	4,248									1	1							1	1																																			1,655	4,247									1,655	4,247
Issuance of ordinary shares in connection with exercise of options (in shares)	80,000			4,882,420	12,078,146	80,000																						80,000								80,000
Issuance of ordinary shares in connection with exercise of options						29												29																																																						29										29
Issuance of ordinary shares in connection with business acquisition																																																		270				270						(80)								(80)										(190)									(190)
Repurchase of ordinary shares (in shares)																										(161,478)								(161,478)
Transfer of ordinary shares in connection with the employment of certain employees																																																293				293				(75)								(75)								(218)										(218)
Conversion of convertible notes to ordinary shares (in shares)							168,880,040		264,166,235																		20,406,720		264,166,235	18,381,991					20,406,720		264,166,235	18,381,991					(95,286,195)			(95,286,195)
Conversion of convertible notes to ordinary shares					27,237					54,745	20,928						27,237			54,745	20,928						2		26	2					2		26	2					(14,150)			(14,150)																									27,235		68,869	20,926							27,235		68,869	20,926
Repurchase of ordinary shares
Sale of ordinary shares to a former employee (Note 22)						1,307												1,307																														464				464																				843										843
Issuance of ordinary shares upon IPO net of offering cost of $4,241 (in shares)																												104,856,845								104,856,845
Issuance of ordinary shares upon IPO net of offering cost of $4,241						123,445												123,445										10								10																																				123,435										123,435
Issuance of ordinary shares in connection with business acquisition (in shares)																															823,846		152,863						823,846	152,863
Issuance of ordinary shares in connection with business acquisition												1,071			68							1,071			68																								200				200				(55)				(20)				(55)				(20)						1,071	(145)			88						1,071	(145)		88
Settlement of contingent consideration of acquisition of MDCL (Note 3) (in shares)																												242,059								242,059
Settlement of contingent consideration of acquisition of MDCL (Note 3)						131												131																																																						131										131
Ordinary shares to be issued to a consultant (in shares)																																324,849			324,849
Ordinary shares to be issued to a consultant													211				211															1			1																							(154)					(154)														364				364
Ordinary shares to be issued														154									1,262	154																																			154							1,262	154
Comprehensive income (loss):
Net income (loss)				22,109	18,845	(3,182)										22,109	18,845	(3,182)																																																																							22,109	18,845	(3,182)
Foreign currency translation adjustment				2,050	8,865	3,157										2,028	8,805	3,118																																																																											2,028	8,805	3,118	2,028	8,805	3,118
Ending Balance (in shares)																										569,206,989	557,682,406	523,953,829						569,206,989	557,682,406	523,953,829						95,286,195			95,286,195
Ending Balance				$ 330,073	$ 293,160											$ 330,073	$ 293,160	$ 224,424																$ 57	$ 56	$ 52									$ 14,150						$ (773)	$ (1,243)										$ 1,262	$ 1,262	$ 1,571																$ 294,909	$ 282,134	$ 241,213							$ 16,871	$ (5,238)	$ (24,083)					$ 17,747	$ 15,719	$ 6,914

Financial Information of Parent Company Statements of Changes in Equity (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Offering cost of issuance of ordinary shares upon Initial Public Offering (IPO)	$ 4,241
Parent Company
Offering cost of issuance of ordinary shares upon Initial Public Offering (IPO)	$ 4,241

Financial Information of Parent Company Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2011 Parent Company USD ($)	Dec. 31, 2010 Parent Company USD ($)
Cash flows from operating activities:
Net (loss) income	$ 22,109,000		$ 18,845,000		$ (3,182,000)		$ 22,109,000	$ 18,845,000	$ (3,182,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain from investments in subsidiaries and VIE							(34,506,000)	(27,027,000)	(18,687,000)
Share-based compensation	11,120,000		9,331,000		8,546,000		11,120,000	9,331,000	8,546,000
Changes in fair value for contingent consideration in connection with business combination	1,118,000		4,969,000		(28,000)				28,000
Changes in fair value of convertible notes derivatives			(2,832,000)		8,428,000			(2,832,000)	8,428,000
Imputed interest expense in connection with convertible notes-interest			654,000		4,418,000			654,000	4,418,000
Changes in operating assets and liabilities:
Amounts due from related parties	(2,116,000)		1,043,000		(1,797,000)		5,755,000	889,000	(28,942,000)
Prepaid expenses and other current assets	1,693,000		(7,685,000)		(3,191,000)		(343,000)	173,000	21,000
Amounts due to related parties	(86,000)		(899,000)		846,000		(3,158,000)	2,751,000	2,690,000
Accrued expenses and other current liabilities	3,395,000		7,419,000		2,969,000		(62,000)	1,127,000	(501,000)
Net cash provided by (used in) operating activities	9,937,000		(463,000)		1,499,000		915,000	3,911,000	(27,181,000)
Cash flows from investing activities:
Deferred and contingent consideration paid for business acquisitions	(2,155,000)	[1]	(5,022,000)	[1]	(3,793,000)	[1]		(3,939,000)	(197,000)
Cash paid for investment in subsidiaries							(10,299,000)	(111,816,000)	(10,030,000)
Proceeds from sales of long term investment	2,413,000		270,000				2,413,000
Net cash used in investing activities	(29,004,000)		(59,833,000)		(17,010,000)		(7,886,000)	(115,755,000)	(10,227,000)
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance cost of $367, nil and nil for the year ended December 31, 2010, 2011 and 2012, respectively					8,633,000				8,633,000
Proceeds from issuance of ordinary shares during IPO					127,686,000				127,686,000
Payment of offering cost in connection with the issuance of ordinary shares			(1,485,000)		(2,580,000)			(1,485,000)	(2,580,000)
Proceeds from exercise of options	1,874,000		4,031,000		29,000		1,874,000	4,032,000	29,000
Proceeds from sale of ordinary shares			211,000		445,000			211,000	445,000
Net cash provided by (used in) financing activities	34,920,000		(21,763,000)		139,838,000		1,874,000	2,758,000	134,213,000
Net increase (decrease) in cash	15,401,000		(79,884,000)		125,942,000		(5,097,000)	(109,086,000)	96,805,000
Cash at beginning of year	101,196,000		181,080,000		55,138,000		12,323,000	121,409,000	24,604,000
Cash at end of year	$ 116,597,000		$ 101,196,000		$ 181,080,000		$ 7,226,000	$ 12,323,000	$ 121,409,000

[1]	Deferred and contingent considerations relating to business acquisitions which were paid within three months or less from the acquisition date were included in the investing activities; payments made after three months from the acquisition date were included in the financing activities.

Financial Information of Parent Company Statements of Cash Flows (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Proceeds from issuance of convertible notes, issuance cost	$ 0	$ 0	$ 367
Parent Company
Condensed Financial Statements, Captions [Line Items]
Proceeds from issuance of convertible notes, issuance cost			$ 367